UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2014, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury Inflation Protected Securities Fund)

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab Bond Funds

Semiannual Report
February 28, 2014

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury Inflation Protected Securities Fund)

This page is intentionally left blank.

Five ways for investors to include bonds
in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Returns for the 6 Months Ended February 28, 2014

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	1.28%

Barclays U.S. Government/Credit: 1-5 Years Index	1.37%
Fund Category: Morningstar Short-Term Bond	1.58%

Performance Details	page 6

Schwab Intermediate-Term Bond Fundtm (Ticker Symbol: SWIIX)	2.36%

Barclays U.S. Aggregate Intermediate Bond Index	2.39%
Fund Category: Morningstar Intermediate-Term Bond	3.36%

Performance Details	page 7

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	2.73%

Barclays U.S. Aggregate Bond Index	2.84%
Fund Category: Morningstar Intermediate-Term Bond	3.36%

Performance Details	page 8

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	2.94%

Barclays GNMA Index	3.25%
Fund Category: Morningstar Intermediate Government	2.36%

Performance Details	page 9

Schwab® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	1.77%

Barclays U.S. TIPS Index (Series-L)	1.84%
Fund Category: Morningstar Inflation Protected Bond	1.62%

Performance Details	page 10

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report about the Schwab Bond Funds. These products are part of our core solutions for investing in fixed income securities, and are designed to provide current income while serving as an important part of a well-diversified portfolio.

Turning to the six-month reporting period ended February 28, 2014, the funds generated positive total returns that reflected slight overall declines in the yields of many types of fixed income securities. The backdrop for these returns included both the Federal Reserve’s announcement of an initial “tapering” of its stimulative economic policies in December 2013, as well as some signs of weaker U.S. economic activity in early 2014. In this environment, yields on fixed income securities stayed in a somewhat narrow range for the reporting period while generally finishing lower, with corporate bonds outperforming Treasuries and paving the way for the Barclays U.S. Aggregate Bond Index to return 2.8%.

Returns in the bond market are generally determined by the level of interest rates. Since bond yields and returns tend to move in opposite directions, when yields rise, returns on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 3

From the President continued

Turning to the six-month reporting period ended February 28, 2014, the funds generated positive total returns that reflected slight overall declines in the yields of many types of fixed income securities.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	1.28%	0.48%	2.63%	1.71%
Barclays U.S. Government/Credit: 1-5 Years Index	1.37%	0.75%	3.03%	3.35%
Fund Category: Morningstar Short-Term Bond	1.58%	0.82%	3.95%	2.92%

Fund Expense Ratios4: Net 0.29%; Gross 0.61%

 Yields1

30-Day SEC Yield[3]	0.53%

30-Day SEC Yield-No Waiver[5]	0.22%

12-Month Distribution Yield[3]	0.80%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	68.1%
Corporate Bonds	23.9%
Foreign Securities	7.4%
Other Investment Company	0.4%
Municipal Bonds	0.2%

By Credit Quality[7]

AAA	73.4%
AA	3.9%
A	8.4%
BBB	13.6%
BB	0.1%
Short-Term Ratings	0.4%
Unrated Securities	0.2%

Weighted Average Maturity[8]	2.8 Yrs
Weighted Average Duration[8]	2.7 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[8]	See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

Schwab Intermediate-Term Bond Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab Intermediate-Term Bond Fundtm (10/31/07)	2.36%	0.24%	6.44%	4.92%
Barclays U.S. Aggregate Intermediate Bond Index	2.39%	0.45%	4.58%	4.59%
Fund Category: Morningstar Intermediate-Term Bond	3.36%	0.47%	6.95%	5.03%

Fund Expense Ratios5: Net 0.46%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	1.68%

30-Day SEC Yield-No Waiver[6]	1.51%

12-Month Distribution Yield[3]	1.99%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Mortgage-Backed Securities[8]	35.2%
U.S. Government and Government Agencies	34.3%
Corporate Bonds	20.5%
Foreign Securities	4.1%
Commercial Mortgage Backed Securities	2.0%
Short-Term Investment	1.9%
Other Investment Company	1.2%
Preferred Stock	0.5%
Asset-Backed Obligations	0.3%

By Credit Quality[9]

AAA	72.9%
AA	2.0%
A	7.5%
BBB	15.0%
BB	0.5%
Short-Term Ratings	1.2%
Unrated Securities	0.9%

Weighted Average Maturity[10]	4.4 Yrs
Weighted Average Duration[10]	3.9 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 6.0% of total investments on February 28, 2014.
[9]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[10]	See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 7

Schwab Total Bond Market Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	2.73%	-0.19%	4.71%	3.11%
Barclays U.S. Aggregate Bond Index	2.84%	0.15%	5.13%	4.56%
Fund Category: Morningstar Intermediate-Term Bond	3.36%	0.47%	6.95%	4.37%

Fund Expense Ratios4: Net 0.29%; Gross 0.56%

 Yields1

30-Day SEC Yield[3]	1.98%

30-Day SEC Yield-No Waiver[5]	1.73%

12-Month Distribution Yield[3]	2.33%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	37.2%
Mortgage-Backed Securities[7]	28.3%
Corporate Bonds	21.5%
Foreign Securities	4.9%
Short-Term Investments	4.1%
Commercial Mortgage Backed Securities	1.6%
Other Investment Company	1.1%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.4%

By Credit Quality[8]

AAA	73.2%
AA	3.0%
A	9.3%
BBB	13.0%
BB	0.2%
Short-Term Ratings	1.1%
Unrated Securities	0.2%

Weighted Average Maturity[9]	6.8 Yrs
Weighted Average Duration[9]	5.2 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.8% of total investments on February 28, 2014.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

Schwab GNMA Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab GNMA Fundtm (3/3/03)	2.94%	-0.24%	3.94%	4.32%
Barclays GNMA Index	3.25%	0.33%	4.33%	4.79%
Fund Category: Morningstar Intermediate Government	2.36%	-0.79%	3.77%	3.77%

Fund Expense Ratios5: Net 0.57%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	2.56%

30-Day SEC Yield-No Waiver[6]	2.47%

12-Month Distribution Yield[3]	2.80%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Mortgage-Backed Securities[8]	94.1%
Short-Term Investment	4.3%
Other Investment Company	1.6%

By Credit Quality[9]

AAA	93.8%
Short-Term Ratings	1.7%
Unrated Securities	4.5%

Weighted Average Maturity[10]	6.0 Yrs
Weighted Average Duration[10]	4.9 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 15.3% of total investments on February 28, 2014.
[9]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[10]	See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 9

Schwab® Treasury Inflation Protected Securities Index Fund

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	1.77%	-5.94%	5.70%	4.71%
Barclays U.S. TIPS Index (Series-L)	1.84%	-5.78%	6.21%	5.33%
Fund Category: Morningstar Inflation Protected Bond	1.62%	-5.51%	5.63%	4.40%

Fund Expense Ratios5: Net 0.19%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	-0.14%

30-Day SEC Yield-No Waiver[6]	-0.50%

12-Month Distribution Yield[3]	1.39%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

U.S. Government Securities	99.9%
Other Investment Company	0.1%

By Credit Quality[8]

AAA	99.9%
Short-Term Ratings	0.1%

Weighted Average Maturity[9]	8.4 Yrs
Weighted Average Duration[9]	7.6 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2013 and held through February 28, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/13	at 2/28/14	9/1/13–2/28/14

Schwab Short-Term Bond Market Fundtm
Actual Return	0.29%	$1,000.00	$1,012.80	$1.45
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab Intermediate-Term Bond Fundtm
Actual Return	0.46%	$1,000.00	$1,023.60	$2.31
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.51	$2.31

Schwab Total Bond Market Fundtm
Actual Return	0.29%	$1,000.00	$1,027.30	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab GNMA Fundtm
Actual Return	0.57%	$1,000.00	$1,029.40	$2.87
Hypothetical 5% Return	0.57%	$1,000.00	$1,021.97	$2.86

Schwab® Treasury Inflation Protected Securities Index Fund
Actual Return	0.19%	$1,000.00	$1,017.70	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Bond Funds 11

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10	8/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.21		9.33	9.27	9.19	8.93	9.30

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.10	0.12	0.18	0.29
Net realized and unrealized gains (losses)	0.08		(0.12)	0.06	0.08	0.26	(0.37)

Total from investment operations	0.12		(0.05)	0.16	0.20	0.44	(0.08)
Less distributions:
Distributions from net investment income	(0.04)		(0.07)	(0.10)	(0.12)	(0.18)	(0.29)

Net asset value at end of period	9.29		9.21	9.33	9.27	9.19	8.93

Total return (%)	1.28	[1]	(0.49)	1.74	2.23	4.92	(0.85)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[2]	0.29	0.29	0.49 [3]	0.55	0.55
Gross operating expenses	0.61	[2]	0.61	0.62	0.62	0.62	0.62
Net investment income (loss)	0.83	[2]	0.80	1.07	1.34	1.95	3.23
Portfolio turnover rate[4]	40	[1]	77	92	94	173	231
Net assets, end of period ($ x 1,000,000)	425		439	443	267	258	261

* Unaudited.
1 Not annualized
2 Annualized.
3 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
4 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

12 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

68.0%	U.S. Government and Government Agencies	288,406,614	289,084,714
7.4%	Foreign Securities	31,132,913	31,434,448
23.8%	Corporate Bonds	100,004,536	101,364,222
0.2%	Municipal Bonds	631,684	646,288
0.4%	Other Investment Company	1,893,518	1,893,518

99.8%	Total Investments	422,069,265	424,423,190
0.0%	Collateral Invested for Securities on Loan	103,000	103,000
0.2%	Other Assets and Liabilities, Net		916,923

100.0%	Net Assets		425,443,113

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 68.0% of net assets

U.S. Government Agency Securities 7.8%
Fannie Mae
0.38%, 03/16/15	3,000,000	3,006,534
2.38%, 04/11/16	1,750,000	1,823,201
1.25%, 09/28/16	3,750,000	3,811,466
1.20%, 07/17/17 (b)	1,500,000	1,498,556
0.88%, 08/28/17	1,000,000	996,303
0.88%, 10/26/17	1,500,000	1,487,588
1.13%, 03/28/18 (b)	575,000	567,254
1.13%, 05/25/18 (b)	1,000,000	985,362
Federal Farm Credit Bank
0.55%, 08/17/15	1,000,000	1,002,785
4.88%, 12/16/15	150,000	162,175
Federal Home Loan Bank
0.38%, 08/28/15	1,500,000	1,503,361
0.38%, 06/24/16	750,000	749,181
1.01%, 01/30/17 (b)	1,000,000	1,000,965
4.88%, 05/17/17	1,500,000	1,688,509
1.00%, 06/21/17	1,000,000	1,001,785
Freddie Mac
2.50%, 05/27/16	2,000,000	2,095,024
2.00%, 08/25/16	2,000,000	2,072,752
0.75%, 10/05/16 (b)	2,000,000	2,001,126
1.00%, 03/08/17	1,000,000	1,009,002
1.00%, 06/29/17	1,750,000	1,756,232
1.03%, 11/28/17 (b)	975,000	969,300
0.88%, 03/07/18	1,800,000	1,774,222

		32,962,683

U.S. Treasury Obligations 60.2%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,302,968
U.S. Treasury Notes
0.38%, 04/15/15	4,100,000	4,110,730
2.50%, 04/30/15	5,500,000	5,650,392
0.25%, 05/15/15	6,000,000	6,007,032
0.25%, 05/31/15	2,000,000	2,002,304
2.13%, 05/31/15	2,500,000	2,560,790
0.38%, 06/15/15	1,250,000	1,253,296
1.88%, 06/30/15	3,850,000	3,937,075
0.25%, 07/15/15	7,500,000	7,507,762
0.25%, 07/31/15	2,500,000	2,502,540
1.75%, 07/31/15	750,000	766,611
0.25%, 08/15/15	4,000,000	4,003,592
0.38%, 08/31/15	3,750,000	3,759,960
1.25%, 08/31/15	4,000,000	4,062,656
0.25%, 09/15/15	2,500,000	2,501,465
0.25%, 09/30/15	2,000,000	2,001,094
1.25%, 09/30/15	1,000,000	1,016,270
0.25%, 10/15/15	2,000,000	2,000,352
1.25%, 10/31/15	3,000,000	3,050,097
0.38%, 11/15/15	2,000,000	2,004,140
4.50%, 11/15/15	4,000,000	4,288,984
1.38%, 11/30/15	4,000,000	4,077,264
0.25%, 12/15/15	8,000,000	7,997,344
0.25%, 12/31/15	2,000,000	1,999,140
2.13%, 12/31/15	1,750,000	1,808,618
0.38%, 01/15/16	7,750,000	7,761,958
2.00%, 01/31/16	335,000	345,848
0.38%, 02/15/16	3,000,000	3,003,456
0.25%, 02/29/16	2,250,000	2,246,573
2.13%, 02/29/16	1,000,000	1,035,781
2.63%, 02/29/16	750,000	784,160
0.38%, 03/15/16	1,000,000	1,000,742
2.25%, 03/31/16	1,000,000	1,039,219
2.38%, 03/31/16 (h)	1,500,000	1,562,696
0.25%, 04/15/16	1,200,000	1,197,000
2.00%, 04/30/16	2,000,000	2,069,296
0.25%, 05/15/16	1,000,000	996,758
1.75%, 05/31/16	4,000,000	4,119,220
3.25%, 05/31/16	1,000,000	1,063,555
0.50%, 06/15/16	1,000,000	1,001,836
0.63%, 07/15/16	4,000,000	4,015,936
1.50%, 07/31/16	1,100,000	1,127,200
0.63%, 08/15/16	4,000,000	4,013,592
4.88%, 08/15/16	1,750,000	1,937,168
1.00%, 08/31/16	1,500,000	1,518,575
3.00%, 08/31/16	1,000,000	1,062,070
0.88%, 09/15/16	2,500,000	2,522,755
1.00%, 09/30/16	2,000,000	2,023,672
0.63%, 10/15/16	3,000,000	3,005,976
3.13%, 10/31/16	4,500,000	4,802,872
4.63%, 11/15/16	3,500,000	3,878,574
0.88%, 11/30/16	1,250,000	1,259,375
2.75%, 11/30/16	2,500,000	2,645,703
0.88%, 12/31/16	4,000,000	4,027,188
3.25%, 12/31/16	6,000,000	6,439,686
0.88%, 02/28/17	4,500,000	4,522,500
1.00%, 03/31/17	2,000,000	2,015,546
0.88%, 04/30/17	4,500,000	4,512,654
3.13%, 04/30/17	600,000	643,781
0.63%, 05/31/17	9,000,000	8,942,697
0.75%, 06/30/17	2,000,000	1,992,812

See financial notes 13

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.50%, 07/31/17	5,000,000	4,932,810
2.38%, 07/31/17	1,000,000	1,049,570
0.63%, 08/31/17	7,000,000	6,924,806
0.63%, 09/30/17	3,500,000	3,457,482
0.75%, 10/31/17	2,000,000	1,981,484
0.63%, 11/30/17	3,500,000	3,445,859
2.25%, 11/30/17	1,500,000	1,566,387
0.75%, 12/31/17	6,500,000	6,419,764
0.88%, 01/31/18	4,750,000	4,707,511
0.75%, 02/28/18	1,250,000	1,230,615
0.75%, 03/31/18	1,000,000	982,812
0.63%, 04/30/18	3,000,000	2,928,399
1.00%, 05/31/18	5,000,000	4,948,635
1.38%, 06/30/18	2,500,000	2,509,863
1.38%, 07/31/18	1,000,000	1,002,695
1.50%, 08/31/18	5,250,000	5,285,479
1.38%, 09/30/18	3,500,000	3,499,591
1.25%, 10/31/18	3,000,000	2,978,790
1.25%, 11/30/18	3,000,000	2,974,569
1.38%, 12/31/18	4,000,000	3,984,688
1.50%, 01/31/19	4,500,000	4,502,110
1.50%, 02/28/19	5,500,000	5,497,206

		256,122,031

Total U.S. Government and Government Agencies
(Cost $288,406,614)		289,084,714

Foreign Securities 7.4% of net assets

Foreign Agencies 2.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	202,163
1.75%, 10/05/15	300,000	306,768

		508,931

Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	250,000	239,122
Petrobras International Finance Co.
3.88%, 01/27/16	350,000	361,375

		600,497

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	200,000	204,973

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
2.63%, 03/03/15 (d)	900,000	921,342
2.63%, 02/16/16 (d)	750,000	782,105
2.00%, 06/01/16 (d)	650,000	671,669
4.88%, 01/17/17 (d)	1,550,000	1,731,159
4.50%, 07/16/18 (d)	800,000	903,641
Landwirtschaftliche Rentenbank
3.13%, 07/15/15 (d)	350,000	363,485
2.50%, 02/15/16 (d)	500,000	519,918

		5,893,319

Japan 0.4%
Japan Finance Corp.
2.25%, 07/13/16	750,000	778,813
1.75%, 11/13/18	500,000	500,977
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	224,450

		1,504,240

Mexico 0.1%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	278,750
Petroleos Mexicanos
4.88%, 03/15/15	250,000	260,937

		539,687

Norway 0.1%
Statoil A.S.A.
1.15%, 05/15/18	200,000	196,789

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	649,305
The Korea Development Bank
3.50%, 08/22/17	600,000	639,650

		1,288,955

Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	153,183
1.13%, 04/05/18	450,000	443,934

		597,117

		11,334,508

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	300,000	309,234
Province of British Columbia
2.85%, 06/15/15	300,000	309,905
Province of Manitoba
1.13%, 06/01/18	150,000	148,476
Province of Nova Scotia
5.13%, 01/26/17	250,000	280,588
Province of Ontario
1.88%, 09/15/15	400,000	409,720
2.30%, 05/10/16	300,000	311,161
3.15%, 12/15/17	250,000	267,347
1.20%, 02/14/18	500,000	495,865
2.00%, 01/30/19	500,000	504,992

		3,037,288

Sovereign 0.7%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	447,400

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	150,000	150,637

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	348,000

Italy 0.1%
Republic of Italy
4.75%, 01/25/16	100,000	106,687
5.38%, 06/12/17	300,000	330,216

		436,903

14 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.3%
United Mexican States
6.63%, 03/03/15	450,000	477,675
5.63%, 01/15/17	500,000	561,250

		1,038,925

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	39,000	41,555

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	278,181

Turkey 0.0%
Turkey Government International Bond
7.00%, 09/26/16	150,000	165,000

		2,906,601

Supranational* 3.3%
African Development Bank
6.88%, 10/15/15	250,000	271,255
Asian Development Bank
2.50%, 03/15/16	500,000	520,713
1.75%, 09/11/18	450,000	455,898
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	111,647
Council of Europe Development Bank
1.50%, 02/22/17	400,000	407,283
European Bank for Reconstruction & Development
1.63%, 09/03/15	650,000	663,188
1.00%, 02/16/17	600,000	604,176
European Investment Bank
1.63%, 09/01/15	300,000	306,023
4.88%, 02/16/16	600,000	651,162
2.25%, 03/15/16	1,000,000	1,036,285
2.50%, 05/16/16	800,000	835,377
5.13%, 09/13/16	350,000	389,339
4.88%, 01/17/17	650,000	724,792
1.75%, 03/15/17	450,000	462,603
1.00%, 06/15/18	400,000	393,214
1.63%, 12/18/18	750,000	749,584
Inter-American Development Bank
0.88%, 03/15/18	1,250,000	1,228,735
1.75%, 08/24/18	250,000	253,079
International Bank for Reconstruction & Development
2.38%, 05/26/15	300,000	307,988
2.13%, 03/15/16	900,000	931,728
0.88%, 04/17/17	700,000	702,272
1.13%, 07/18/17	200,000	201,354
International Finance Corp.
2.25%, 04/11/16	200,000	207,474
2.13%, 11/17/17	650,000	673,108
1.75%, 09/04/18	400,000	404,044
Nordic Investment Bank
2.50%, 07/15/15	400,000	412,219
1.00%, 03/07/17	250,000	251,511

		14,156,051

Total Foreign Securities
(Cost $31,132,913)		31,434,448

Corporate Bonds 23.8% of net assets

Finance 10.4%

Banking 7.8%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	266,144
3.05%, 08/23/18	150,000	156,393
American Express Centurion Bank
6.00%, 09/13/17	250,000	288,634
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	218,250
American Express Credit Corp.
2.75%, 09/15/15	250,000	258,393
2.13%, 07/27/18	350,000	354,684
Bank of America Corp.
1.50%, 10/09/15	250,000	252,765
6.50%, 08/01/16	125,000	140,851
1.35%, 11/21/16	400,000	401,057
5.30%, 03/15/17	250,000	277,226
6.00%, 09/01/17	750,000	857,128
5.75%, 12/01/17	750,000	856,186
2.00%, 01/11/18	700,000	704,225
6.88%, 04/25/18	400,000	476,783
Bank of Nova Scotia
1.38%, 07/15/16	500,000	507,294
1.45%, 04/25/18	300,000	296,659
Bank One Corp.
4.90%, 04/30/15	300,000	314,366
Barclays Bank PLC
3.90%, 04/07/15	350,000	362,943
BB&T Corp.
4.90%, 06/30/17	250,000	276,128
BNP Paribas S.A.
3.60%, 02/23/16	500,000	526,101
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	206,462
Capital One Financial Corp.
2.15%, 03/23/15	350,000	356,000
6.75%, 09/15/17	200,000	234,659
Citigroup, Inc.
4.70%, 05/29/15	250,000	262,002
1.70%, 07/25/16	500,000	507,048
4.45%, 01/10/17	500,000	543,718
6.00%, 08/15/17	500,000	572,336
6.13%, 05/15/18	600,000	695,759
2.50%, 09/26/18	500,000	506,542
Credit Suisse USA, Inc.
5.13%, 08/15/15	500,000	532,936
5.38%, 03/02/16	350,000	381,355
Deutsche Bank AG
3.45%, 03/30/15	250,000	257,667
3.25%, 01/11/16	300,000	313,693
Fifth Third Bancorp
3.63%, 01/25/16	300,000	315,969
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,688
JPMorgan Chase & Co.
5.25%, 05/01/15	750,000	787,765
3.45%, 03/01/16	400,000	420,627
3.15%, 07/05/16	300,000	315,475
6.00%, 01/15/18	400,000	462,923
1.80%, 01/25/18	500,000	501,183

See financial notes 15

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
KeyBank NA
1.10%, 11/25/16 (b)	250,000	251,168
Lloyds Bank PLC
4.20%, 03/28/17	400,000	434,845
2.30%, 11/27/18	400,000	402,738
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	1,200,000	1,321,110
Morgan Stanley
5.38%, 10/15/15	1,000,000	1,072,405
1.75%, 02/25/16	300,000	305,267
6.25%, 08/28/17	1,000,000	1,154,207
5.95%, 12/28/17	300,000	344,477
2.13%, 04/25/18	300,000	301,996
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	254,141
PNC Funding Corp.
4.25%, 09/21/15	500,000	527,055
Rabobank Nederland
3.38%, 01/19/17	150,000	160,103
Regions Financial Corp.
2.00%, 05/15/18 (b)	250,000	246,456
Royal Bank of Canada
1.15%, 03/13/15	250,000	252,224
2.63%, 12/15/15	300,000	311,429
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	500,000	511,781
State Street Corp.
2.88%, 03/07/16	200,000	208,117
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	313,972
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	513,174
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	557,009
6.40%, 10/02/17	500,000	583,046
The Goldman Sachs Group, Inc.
5.35%, 01/15/16	150,000	162,086
6.25%, 09/01/17	250,000	287,907
5.95%, 01/18/18	1,000,000	1,143,271
6.15%, 04/01/18	1,400,000	1,615,036
2.63%, 01/31/19	500,000	503,399
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	260,103
2.63%, 09/10/18	500,000	517,219
UBS AG
5.88%, 12/20/17	175,000	202,057
5.75%, 04/25/18	100,000	115,482
Union Bank NA
3.00%, 06/06/16	250,000	262,423
US Bancorp
1.65%, 05/15/17 (b)	300,000	305,951
Wells Fargo & Co.
5.75%, 05/16/16	300,000	331,856
5.63%, 12/11/17	1,000,000	1,150,858
2.15%, 01/15/19	200,000	202,154

		33,252,539

Brokerage 0.2%
Jefferies Group LLC
5.50%, 03/15/16	65,000	70,038
5.13%, 04/13/18	150,000	163,716
Jefferies Group, Inc.
3.88%, 11/09/15	150,000	157,086
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	207,871
4.13%, 01/19/16	150,000	158,239

		756,950

Finance Company 0.8%
GATX Corp.
4.75%, 05/15/15	150,000	157,138
1.25%, 03/04/17	100,000	100,115
2.50%, 07/30/19	150,000	150,178
General Electric Capital Corp.
1.50%, 07/12/16	500,000	508,723
2.30%, 04/27/17	900,000	933,545
5.63%, 05/01/18	300,000	346,695
2.30%, 01/14/19	750,000	763,969
HSBC Finance Corp.
5.00%, 06/30/15	200,000	210,837
5.50%, 01/19/16	150,000	162,545

		3,333,745

Insurance 1.1%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	395,311
American International Group, Inc.
3.00%, 03/20/15	100,000	102,603
2.38%, 08/24/15	100,000	102,192
5.05%, 10/01/15	100,000	106,699
4.88%, 09/15/16	200,000	219,137
5.85%, 01/16/18	300,000	345,491
Assurant, Inc.
2.50%, 03/15/18	150,000	150,477
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	100,000	101,942
Cigna Corp.
2.75%, 11/15/16	250,000	260,781
5.38%, 03/15/17	100,000	111,142
CNA Financial Corp.
6.50%, 08/15/16	150,000	169,053
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	334,276
ING US, Inc.
2.90%, 02/15/18	300,000	310,344
MetLife, Inc.
6.82%, 08/15/18	400,000	483,692
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	347,703
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	111,050
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	434,140
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	200,204
WellPoint, Inc.
5.25%, 01/15/16	100,000	107,951
2.30%, 07/15/18	200,000	202,269

		4,596,457

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	150,000	156,367

Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
3.63%, 03/15/16	600,000	631,780
ProLogis LP
2.75%, 02/15/19 (b)	250,000	252,769
Simon Property Group LP
5.10%, 06/15/15	250,000	264,626
5.25%, 12/01/16 (b)	100,000	110,563

16 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.15%, 09/15/17 (b)	150,000	154,076
Ventas Realty LP
3.13%, 11/30/15	500,000	520,614
2.00%, 02/15/18 (b)	250,000	250,772

		2,185,200

		44,281,258

Industrial 11.6%

Basic Industry 0.8%
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	494,956
Barrick Gold Corp.
2.50%, 05/01/18 (e)	200,000	200,002
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	116,660
Domtar Corp.
10.75%, 06/01/17	75,000	93,941
Eastman Chemical Co.
2.40%, 06/01/17	300,000	308,110
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	150,000	168,033
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	500,000	504,381
Glencore Canada Corp.
6.00%, 10/15/15	200,000	215,160
International Paper Co.
5.30%, 04/01/15	150,000	157,141
Monsanto Co.
2.75%, 04/15/16	200,000	208,446
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	152,924
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	251,606
1.63%, 08/21/17 (b)	100,000	100,789
The Dow Chemical Co.
5.70%, 05/15/18	101,000	116,019
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	337,500

		3,425,668

Capital Goods 1.0%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	103,307
Caterpillar Financial Services Corp.
4.63%, 06/01/15	350,000	368,522
1.25%, 11/06/17	350,000	349,488
CRH America, Inc.
6.00%, 09/30/16	75,000	83,514
Eaton Corp.
0.95%, 11/02/15	350,000	351,958
5.60%, 05/15/18	300,000	341,592
General Dynamics Corp.
2.25%, 07/15/16	100,000	103,598
General Electric Co.
5.25%, 12/06/17	750,000	856,348
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19 (c)	150,000	151,345
John Deere Capital Corp.
5.50%, 04/13/17	150,000	168,735
2.80%, 09/18/17	350,000	368,573
1.95%, 12/13/18	250,000	251,401
L-3 Communications Corp.
3.95%, 11/15/16	200,000	212,996
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	103,155
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	198,486
Owens Corning, Inc.
6.50%, 12/01/16	100,000	111,279
United Technologies Corp.
1.80%, 06/01/17	200,000	204,436
Waste Management, Inc.
6.38%, 03/11/15	100,000	105,760

		4,434,493

Communications 1.8%
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	155,250
2.38%, 09/08/16	250,000	259,500
American Tower Corp.
3.40%, 02/15/19	350,000	363,955
AT&T, Inc.
2.50%, 08/15/15	400,000	411,087
0.90%, 02/12/16	150,000	150,575
2.40%, 08/15/16	200,000	206,693
1.40%, 12/01/17	200,000	198,763
5.50%, 02/01/18	250,000	284,562
2.38%, 11/27/18	300,000	304,006
British Telecommunications PLC
2.00%, 06/22/15	100,000	101,740
1.63%, 06/28/16	250,000	254,254
Comcast Corp.
6.30%, 11/15/17	350,000	411,519
COX Communications, Inc.
5.50%, 10/01/15	100,000	107,213
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	520,700
2.40%, 03/15/17	100,000	102,892
NBCUniversal Media LLC
3.65%, 04/30/15	400,000	414,698
Omnicom Group, Inc.
5.90%, 04/15/16	150,000	165,114
Orange S.A.
2.75%, 02/06/19	200,000	202,887
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	275,000	289,321
Time Warner Cable, Inc.
5.85%, 05/01/17	250,000	282,969
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	250,287
2.50%, 09/15/16	450,000	467,261
2.00%, 11/01/16	200,000	205,119
5.50%, 04/01/17	200,000	224,631
6.10%, 04/15/18	500,000	581,439
Vodafone Group PLC
2.88%, 03/16/16	225,000	236,108
5.63%, 02/27/17	150,000	169,590
1.25%, 09/26/17	200,000	198,956

		7,521,089

Consumer Cyclical 1.7%
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,272
American Honda Finance Corp.
1.13%, 10/07/16	350,000	353,085
CVS Caremark Corp.
1.20%, 12/05/16	105,000	105,652
2.25%, 12/05/18 (b)	500,000	504,722

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
eBay, Inc.
1.63%, 10/15/15	125,000	127,395
1.35%, 07/15/17	150,000	150,488
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	257,082
3.00%, 06/12/17	250,000	260,526
6.63%, 08/15/17	500,000	580,566
5.00%, 05/15/18	750,000	834,422
2.88%, 10/01/18	200,000	205,518
Kohl’s Corp.
6.25%, 12/15/17	100,000	116,215
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	107,110
Macy’s Retail Holdings, Inc.
7.45%, 07/15/17	250,000	292,016
Marriott International, Inc.
6.20%, 06/15/16	150,000	165,617
McDonald’s Corp.
5.30%, 03/15/17	100,000	112,726
Nordstrom, Inc.
6.25%, 01/15/18	200,000	232,913
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	175,904
The Home Depot, Inc.
5.40%, 03/01/16	300,000	328,739
The Walt Disney Co.
1.35%, 08/16/16	150,000	152,433
Time Warner, Inc.
3.15%, 07/15/15	350,000	362,174
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	201,457
2.80%, 01/11/16	200,000	208,232
1.38%, 01/10/18	200,000	199,614
Viacom, Inc.
2.50%, 12/15/16	150,000	155,601
Wal-Mart Stores, Inc.
4.50%, 07/01/15	300,000	316,571
2.80%, 04/15/16	200,000	209,732
5.38%, 04/05/17	200,000	227,346
Yum! Brands, Inc.
6.25%, 03/15/18	34,000	39,355

		7,082,483

Consumer Non-Cyclical 3.2%
AbbVie, Inc.
1.75%, 11/06/17	500,000	504,071
2.00%, 11/06/18	250,000	250,368
Altria Group, Inc.
4.13%, 09/11/15	300,000	315,800
Amgen, Inc.
2.13%, 05/15/17	150,000	153,998
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	251,240
2.15%, 02/01/19	500,000	504,964
Bottling Group LLC
5.50%, 04/01/16	150,000	165,014
Bunge Ltd Finance Corp.
5.10%, 07/15/15	250,000	263,993
3.20%, 06/15/17	250,000	259,703
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	354,450
Celgene Corp.
2.30%, 08/15/18	500,000	504,503
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	153,080
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	157,357
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	252,195
1.90%, 01/25/18	600,000	599,623
Diageo Capital PLC
1.13%, 04/29/18	150,000	146,991
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	727,606
Genentech, Inc.
4.75%, 07/15/15	150,000	158,720
General Mills, Inc.
5.70%, 02/15/17	350,000	395,420
5.65%, 02/15/19	300,000	350,585
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	264,295
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	200,913
Kellogg Co.
4.45%, 05/30/16	100,000	107,608
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	102,345
Mattel, Inc.
2.50%, 11/01/16	100,000	103,706
McKesson Corp.
0.95%, 12/04/15	300,000	301,193
3.25%, 03/01/16	250,000	261,401
5.70%, 03/01/17	150,000	166,713
Medtronic, Inc.
2.63%, 03/15/16	100,000	104,281
Merck & Co, Inc.
1.30%, 05/18/18	350,000	346,075
Mondelez International, Inc.
4.13%, 02/09/16	500,000	531,436
2.25%, 02/01/19 (b)	200,000	200,305
Mylan, Inc.
1.80%, 06/24/16 (c)	200,000	203,585
2.60%, 06/24/18 (c)	150,000	152,654
Newell Rubbermaid, Inc.
2.00%, 06/15/15	300,000	304,334
Novartis Capital Corp.
2.90%, 04/24/15	150,000	154,471
PepsiCo, Inc.
2.50%, 05/10/16	100,000	103,755
1.25%, 08/13/17	100,000	100,232
Pfizer, Inc.
5.35%, 03/15/15	200,000	210,058
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	149,666
Procter & Gamble Co.
1.80%, 11/15/15	250,000	255,860
Reynolds American, Inc.
1.05%, 10/30/15	250,000	250,940
Sanofi
2.63%, 03/29/16	250,000	260,801
1.25%, 04/10/18	200,000	197,471
Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	250,000	257,577
The Coca Cola Co.
1.15%, 04/01/18	250,000	247,371
The Kroger Co.
3.90%, 10/01/15	200,000	209,826
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	500,000	501,670

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Unilever Capital Corp.
0.45%, 07/30/15	150,000	150,280
0.85%, 08/02/17	100,000	98,667
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	500,000	537,500
Zoetis, Inc.
1.15%, 02/01/16	250,000	251,271

		13,757,941

Energy 1.5%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	223,528
BP Capital Markets PLC
3.13%, 10/01/15	250,000	260,303
3.20%, 03/11/16	250,000	262,956
1.85%, 05/05/17	300,000	306,277
1.38%, 05/10/18	100,000	98,587
Chevron Corp.
1.72%, 06/24/18 (b)	650,000	653,999
ConocoPhillips
5.20%, 05/15/18	150,000	170,598
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	201,274
Encana Corp.
6.50%, 05/15/19	250,000	296,320
Ensco PLC
3.25%, 03/15/16	150,000	157,128
Marathon Oil Corp.
0.90%, 11/01/15	250,000	250,902
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	105,052
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	204,901
Noble Holding International Ltd.
3.05%, 03/01/16	350,000	362,405
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	597,334
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	250,000	267,151
Shell International Finance BV
3.10%, 06/28/15	200,000	207,309
5.20%, 03/22/17	150,000	168,809
Suncor Energy, Inc.
6.10%, 06/01/18	400,000	467,800
Total Capital S.A.
3.00%, 06/24/15	250,000	258,569
2.30%, 03/15/16	100,000	103,606
1.50%, 02/17/17	150,000	152,611
Transocean, Inc.
2.50%, 10/15/17	200,000	203,110
Valero Energy Corp.
6.13%, 06/15/17	200,000	230,161

		6,210,690

Technology 1.4%
Apple, Inc.
0.45%, 05/03/16	150,000	149,902
1.00%, 05/03/18	350,000	342,039
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	509,117
Baidu, Inc.
3.25%, 08/06/18	200,000	204,869
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	219,475
1.10%, 03/03/17 (g)	350,000	351,538
Fiserv, Inc.
3.13%, 10/01/15	200,000	206,834
6.80%, 11/20/17	400,000	464,375
Hewlett-Packard Co.
2.65%, 06/01/16	200,000	207,511
2.75%, 01/14/19	400,000	406,255
Intel Corp.
1.35%, 12/15/17	150,000	150,105
International Business Machines Corp.
1.25%, 02/06/17	350,000	353,311
1.25%, 02/08/18	250,000	248,225
Microsoft Corp.
1.63%, 09/25/15	250,000	255,096
1.63%, 12/06/18	250,000	250,093
NetApp, Inc.
2.00%, 12/15/17	400,000	407,600
Oracle Corp.
5.25%, 01/15/16	250,000	271,675
2.38%, 01/15/19	600,000	613,824
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	155,634
Xerox Corp.
2.95%, 03/15/17	150,000	157,138

		5,924,616

Transportation 0.2%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	346,008
CSX Corp.
6.25%, 04/01/15	150,000	159,244
5.60%, 05/01/17	100,000	113,015
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	300,493
Southwest Airlines Co.
5.13%, 03/01/17	100,000	109,784

		1,028,544

		49,385,524

Utilities 1.8%

Electric 1.1%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	400,423
CMS Energy Corp.
5.05%, 02/15/18	150,000	166,986
Consumers Energy Co.
5.50%, 08/15/16	150,000	167,690
Dominion Resources, Inc.
5.15%, 07/15/15	400,000	424,065
Duke Energy Corp.
1.63%, 08/15/17	400,000	403,409
2.10%, 06/15/18 (b)	200,000	202,485
Duke Energy Progress, Inc.
5.30%, 01/15/19	350,000	403,299
Edison International
3.75%, 09/15/17	300,000	322,029
Exelon Corp.
4.90%, 06/15/15	400,000	420,275
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	168,350
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	229,698
PPL Capital Funding Inc.
1.90%, 06/01/18 (b)	100,000	99,527

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	165,329
6.50%, 05/01/18	300,000	340,512
PSEG Power LLC
5.50%, 12/01/15	200,000	215,906
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	334,629
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	300,000	305,551
The Southern Co.
2.38%, 09/15/15	100,000	102,664

		4,872,827

Natural Gas 0.7%
Dominion Gas Holdings LLC
1.05%, 11/01/16 (c)	500,000	499,782
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	224,079
Enterprise Products Operating LLC
5.00%, 03/01/15	400,000	417,529
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	400,000	458,054
2.65%, 02/01/19	300,000	302,108
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	150,000	150,301
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	157,324
Sempra Energy
6.50%, 06/01/16	250,000	280,479
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	103,690
Williams Partners LP
7.25%, 02/01/17	200,000	231,267

		2,824,613

		7,697,440

Total Corporate Bonds
(Cost $100,004,536)		101,364,222

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	371,080
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	275,208

Total Municipal Bonds
(Cost $631,684)		646,288

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	1,893,518	1,893,518

Total Other Investment Company
(Cost $1,893,518)		1,893,518

End of Investments.

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	103,000	103,000

Total Collateral Invested for Securities on Loan
(Cost $103,000)		103,000

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $422,135,034 and the unrealized appreciation and depreciation were $ 3,043,806 and ($755,650), respectively, with a net unrealized appreciation of $2,288,156.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,668,119 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $100,001.
(f)	The rate shown is the 7-day yield.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
REIT —	Real Estate Investment Trust

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$289,084,714	$—	$289,084,714
Foreign Securities[1]	—	31,434,448	—	31,434,448
Corporate Bonds[1]	—	101,364,222	—	101,364,222
Municipal Bonds[1]	—	646,288	—	646,288
Other Investment Company[1]	1,893,518	—	—	1,893,518

Total	$1,893,518	$422,529,672	$—	$424,423,190

Other Financial Instruments
Collateral Invested for Securities on Loan	$103,000	$—	$—	$103,000

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $422,069,265) including securities on loan of $100,001		$424,423,190
Collateral invested for securities on loan		103,000
Receivables:
Investments sold		16,873,969
Fund shares sold		4,078,920
Interest		1,883,525
Due from investment adviser		601
Foreign tax reclaims		145
Income from securities on loan		51
Prepaid expenses	+	854

Total assets		447,364,255

Liabilities

Collateral held for securities on loan		103,000
Payables:
Investments bought		21,504,632
Shareholder service fees		5,903
Independent trustees’ fees		59
Fund shares redeemed		251,491
Distributions to shareholders		22,829
Accrued expenses	+	33,228

Total liabilities		21,921,142

Net Assets

Total assets		447,364,255
Total liabilities	−	21,921,142

Net assets		$425,443,113

Net Assets by Source
Capital received from investors		476,880,368
Net realized capital losses		(53,791,180)
Net unrealized capital appreciation		2,353,925

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$425,443,113		45,795,371		$9.29

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest (net of foreign withholding taxes of $272)		$2,367,288
Securities on loan	+	541

Total investment income		2,367,829

Expenses

Investment adviser and administrator fees		636,968
Shareholder service fees		523,233
Portfolio accounting fees		46,652
Shareholder reports		23,274
Registration fees		18,869
Professional fees		17,036
Transfer agent fees		13,276
Custodian fees		6,117
Independent trustees’ fees		5,357
Other expenses	+	4,554

Total expenses		1,295,336
Expense reduction by CSIM and its affiliates	−	679,599

Net expenses	−	615,737

Net investment income		1,752,092

Realized and Unrealized Gains (Losses)

Net realized gains on investments		814,676
Net change in unrealized appreciation (depreciation) on investments	+	2,777,919

Net realized and unrealized gains		3,592,595

Increase in net assets resulting from operations		$5,344,687

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$1,752,092	$3,519,782
Net realized gains		814,676	2,186,031
Net change in unrealized appreciation (depreciation)	+	2,777,919	(7,343,895)

Increase (decrease) in net assets from operations		5,344,687	(1,638,082)

Distributions to shareholders

Distributions from net investment income		($1,752,092)	($3,519,782)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,099,202	$102,778,567	27,837,215	$258,840,696
Shares reinvested		137,439	1,274,877	267,443	2,486,255
Shares redeemed	+	(13,100,148)	(121,324,408)	(27,934,919)	(259,948,466)

Net transactions in fund shares		(1,863,507)	($17,270,964)	169,739	$1,378,485

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,658,878	$439,121,482	47,489,139	$442,900,861
Total increase (decrease)	+	(1,863,507)	(13,678,369)	169,739	(3,779,379)

End of period		45,795,371	$425,443,113	47,658,878	$439,121,482

24 See financial notes

Schwab Intermediate-Term Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10	8/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	10.06		10.61	10.54	10.43	9.89	9.95

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.17	0.32	0.50	0.71
Net realized and unrealized gains (losses)	0.14		(0.32)	0.22	0.16	0.58	(0.07)

Total from investment operations	0.23		(0.17)	0.39	0.48	1.08	0.64
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.21)	(0.36)	(0.54)	(0.70)
Distributions from net realized gains	(0.00)[2]		(0.18)	(0.11)	(0.01)	—	—

Total distributions	(0.10)		(0.38)	(0.32)	(0.37)	(0.54)	(0.70)

Net asset value at end of period	10.19		10.06	10.61	10.54	10.43	9.89

Total return (%)	2.36	[3]	(1.68)	3.80	4.75	11.16	7.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[4,5]	0.51 [6,7]	0.61	0.61	0.62	0.63
Gross operating expenses	0.64	[4]	0.63	0.62	0.61	0.63	0.75
Net investment income (loss)	1.76	[4]	1.48	1.67	3.13	4.71	7.90
Portfolio turnover rate[8]	195	[3]	288	304	294	173	496
Net assets, end of period ($ x 1,000,000)	357		353	418	431	459	261

* Unaudited.
1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Per-share amount was less than $0.01.
3 Not annualized
4 Annualized.
5 The expense ratio would have been 0.45%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
6 Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
7 The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
8 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 25

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

21.6%		Corporate Bonds	76,095,620	77,247,212
0.3%		Asset-Backed Obligations	1,130,399	1,150,369
37.2%		Mortgage-Backed Securities	130,721,473	132,860,598
2.1%		Commercial Mortgage-Backed Securities	7,217,022	7,640,857
36.3%		U.S. Government and Government Agencies	129,139,514	129,505,565
4.4%		Foreign Securities	15,397,273	15,611,055
0.6%		Preferred Stock	2,034,200	2,018,000
1.3%		Other Investment Company	4,606,808	4,606,808
2.0%		Short-Term Investment	6,999,969	6,999,984

105.8%		Total Investments	373,342,278	377,640,448
(2	.5)%	TBA Sale Commitments	(8,808,594)	(8,832,658)
(3	.3)%	Other Assets and Liabilities, Net		(11,859,263)

100.0%		Net Assets		356,948,527

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 21.6% of net assets

Finance 9.1%

Banking 6.4%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	521,308
American Express Co.
5.50%, 09/12/16 (h)	500,000	554,381
ANZ New Zealand Int’l Ltd.
1.13%, 03/24/16 (c)	250,000	251,077
Associates Corp. of North America
6.95%, 11/01/18	500,000	600,440
Bank of America Corp.
5.30%, 03/15/17	250,000	277,226
5.42%, 03/15/17	500,000	553,712
1.28%, 01/15/19 (a)	1,000,000	1,011,129
5.63%, 07/01/20	500,000	576,399
BNP Paribas S.A.
3.60%, 02/23/16	300,000	315,661
BPCE S.A.
1.49%, 04/25/16 (a)	1,000,000	1,012,807
Capital One Financial Corp.
7.38%, 05/23/14	750,000	761,373
1.00%, 11/06/15	500,000	501,568
Citigroup, Inc.
5.00%, 09/15/14 (h)	250,000	255,890
1.20%, 07/25/16 (a)	1,000,000	1,011,749
Deutsche Bank Financial LLC
5.38%, 03/02/15 (h)	250,000	260,689
First Tennessee Bank NA
5.05%, 01/15/15	1,000,000	1,034,128
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	867,981
4.95%, 03/25/20	500,000	560,474
Lloyds Bank PLC
2.30%, 11/27/18	500,000	503,423
Macquarie Group Ltd.
7.30%, 08/01/14 (c)	1,000,000	1,027,416
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	524,773
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	518,700
Morgan Stanley
4.75%, 04/01/14 (h)	1,575,000	1,579,903
5.38%, 10/15/15	650,000	697,063
5.50%, 07/24/20	1,000,000	1,140,120
3.75%, 02/25/23	100,000	100,036
4.10%, 05/22/23	250,000	249,321
Rabobank Nederland
2.13%, 10/13/15 (h)	300,000	308,321
4.63%, 12/01/23	700,000	720,989
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	147,873
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	250,000	255,891
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	496,937
The Bear Stearns Cos. LLC
5.30%, 10/30/15	500,000	536,431
7.25%, 02/01/18	250,000	299,728
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	257,472
5.63%, 01/15/17	250,000	277,278
2.38%, 01/22/18	400,000	405,920
6.15%, 04/01/18 (h)	650,000	749,838
Wells Fargo & Co.
5.63%, 12/11/17	500,000	575,429
4.60%, 04/01/21	500,000	557,539

		22,858,393

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	311,807

Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	600,000	600,691
2.50%, 07/30/19	600,000	600,712
General Electric Capital Corp.
0.89%, 07/12/16 (a)	500,000	505,104
5.63%, 05/01/18 (h)	500,000	577,825

		2,284,332

Insurance 1.2%
Aflac, Inc.
3.63%, 06/15/23	250,000	251,165

26 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
American International Group, Inc.
2.38%, 08/24/15	600,000	613,152
Assurant, Inc.
2.50%, 03/15/18	750,000	752,383
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	577,283
Cigna Corp.
5.13%, 06/15/20	350,000	393,604
CNA Financial Corp.
5.88%, 08/15/20	250,000	291,722
Liberty Mutual Group, Inc.
5.75%, 03/15/14 (c)	1,000,000	1,001,389
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	111,050
WellPoint, Inc.
2.30%, 07/15/18	250,000	252,836

		4,244,584

Real Estate Investment Trust 0.8%
Kilroy Realty LP
6.63%, 06/01/20	500,000	588,495
Piedmont Operating Partnership LP
4.45%, 03/15/24 (b)(g)	500,000	502,122
ProLogis LP
4.50%, 08/15/17	750,000	814,168
2.75%, 02/15/19 (b)	600,000	606,645
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	313,935

		2,825,365

		32,524,481

Industrial 10.6%

Basic Industry 1.5%
AngloGold Ashanti Holdings PLC
8.50%, 07/30/20 (b)	1,000,000	1,103,750
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	709,706
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	500,000	510,781
Glencore Funding LLC
2.50%, 01/15/19 (c)	500,000	492,553
Kinross Gold Corp.
5.13%, 09/01/21 (b)	500,000	496,622
5.95%, 03/15/24 (b)(c)(g)	700,000	703,271
LYB International Finance BV
4.00%, 07/15/23	500,000	510,761
The Dow Chemical Co.
4.25%, 11/15/20 (b)	750,000	805,431
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	101,284

		5,434,159

Capital Goods 0.8%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	502,073
Eaton Corp.
0.95%, 11/02/15	100,000	100,559
2.75%, 11/02/22	750,000	716,125
General Electric Co.
0.85%, 10/09/15	200,000	201,300
5.25%, 12/06/17 (h)	500,000	570,899
John Deere Capital Corp.
2.95%, 03/09/15 (h)	350,000	359,305
L-3 Communications Corp.
5.20%, 10/15/19	250,000	276,479

		2,726,740

Communications 1.7%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	306,097
America Movil, S.A.B. de CV
1.24%, 09/12/16 (a)	1,000,000	1,014,106
AT&T, Inc.
1.14%, 11/27/18 (a)	500,000	506,122
2.38%, 11/27/18	200,000	202,671
Comcast Corp.
5.88%, 02/15/18	400,000	464,001
3.60%, 03/01/24	400,000	403,845
DIRECTV Holdings LLC
5.20%, 03/15/20	500,000	551,635
NBCUniversal Enterprise, Inc.
1.97%, 04/15/19 (c)	250,000	247,680
Orange S.A.
2.75%, 02/06/19	400,000	405,774
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	310,187
Verizon Communications, Inc.
4.50%, 09/15/20	1,000,000	1,084,822
5.15%, 09/15/23	500,000	548,705

		6,045,645

Consumer Cyclical 1.1%
Delphi Corp.
5.88%, 05/15/19 (b)	520,000	547,950
Ford Motor Credit Co. LLC
1.49%, 05/09/16 (a)	1,000,000	1,017,683
6.63%, 08/15/17	265,000	307,700
International Game Technology
5.50%, 06/15/20	100,000	109,605
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	238,537
4.38%, 09/01/23 (b)	250,000	260,426
QVC, Inc.
5.13%, 07/02/22	500,000	509,118
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	562,867
Time Warner, Inc.
3.15%, 07/15/15	250,000	258,696
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	155,162
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	110,302

		4,078,046

Consumer Non-Cyclical 2.1%
Altria Group, Inc.
4.75%, 05/05/21	500,000	546,746
Anheuser-Busch InBev Finance, Inc.
0.64%, 02/01/19 (a)	1,000,000	1,000,730
3.70%, 02/01/24	250,000	254,881
Cardinal Health, Inc.
3.20%, 03/15/23	250,000	241,691
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	249,843
7.00%, 04/15/19	500,000	604,728
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	253,547
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	598,979

See financial notes 27

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	358,207
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	350,534
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,123,886
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	151,920
Reynolds American, Inc.
1.05%, 10/30/15	350,000	351,316
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	100,730
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	154,469
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	799,000	858,925
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	241,616

		7,442,748

Energy 1.9%
Anadarko Petroleum Corp.
7.63%, 03/15/14	750,000	751,444
6.38%, 09/15/17	500,000	579,505
BP Capital Markets PLC
0.66%, 11/07/16 (a)	1,000,000	1,007,044
2.24%, 05/10/19	1,250,000	1,257,967
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23 (b)	500,000	492,105
Encana Corp.
6.50%, 05/15/19	500,000	592,641
Hess Corp.
8.13%, 02/15/19	500,000	632,255
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	1,000,000	1,110,000
Valero Energy Corp.
9.38%, 03/15/19	250,000	328,145

		6,751,106

Technology 0.9%
Apple, Inc.
1.00%, 05/03/18	250,000	244,314
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	305,470
4.50%, 03/01/23 (b)	300,000	302,058
Baidu, Inc.
3.25%, 08/06/18	800,000	819,477
Cisco Systems, Inc.
1.10%, 03/03/17 (g)	650,000	652,857
Hewlett-Packard Co.
1.18%, 01/14/19 (a)	500,000	501,536
Xerox Corp.
4.25%, 02/15/15	250,000	258,410

		3,084,122

Transportation 0.6%
American Airlines Pass-Through Trust
4.00%, 07/15/25	340,518	344,775
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300,000	335,839
3.60%, 09/01/20 (b)(h)	250,000	264,124
Canadian National Railway Co.
0.44%, 11/06/15 (a)	1,000,000	1,001,088
CSX Corp.
7.38%, 02/01/19	300,000	370,604

		2,316,430

		37,878,996

Utilities 1.9%

Electric 0.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	100,000	97,362
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	93,645
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	585,789
DTE Electric Co.
3.65%, 03/15/24 (b)	350,000	359,928
Duke Energy Corp.
5.05%, 09/15/19 (h)	500,000	565,534
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	500,000	511,995
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	95,443
The Southern Co.
2.38%, 09/15/15	200,000	205,328
TransAlta Corp.
4.50%, 11/15/22 (b)	100,000	98,614

		2,613,638

Natural Gas 1.2%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (h)	250,000	289,851
Dominion Gas Holdings LLC
1.05%, 11/01/16 (c)	500,000	499,783
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	404,527
4.15%, 10/01/20 (b)	500,000	517,444
Enterprise Products Operating LLC
3.90%, 02/15/24 (b)	250,000	252,113
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500,000	572,567
3.50%, 03/01/21 (b)	500,000	502,570
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	600,000	601,203
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	100,000	100,193
Sempra Energy
2.88%, 10/01/22 (b)	150,000	142,945
Williams Partners LP
7.25%, 02/01/17	300,000	346,901

		4,230,097

		6,843,735

Total Corporate Bonds
(Cost $76,095,620)		77,247,212

Asset-Backed Obligations 0.3% of net assets

Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,150,369

Total Asset-Backed Obligations
(Cost $1,130,399)		1,150,369

28 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 37.2% of net assets

Collateralized Mortgage Obligations 0.8%
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)(h)	454,219	477,099
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	1,166,581	1,198,657
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	253,575	268,235
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	38,486	39,043
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 03/01/41 (b)(h)	348,656	356,606
Series 2012-2 Class A2
3.50%, 03/25/42 (b)(h)	371,741	380,611
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	337,068	305,673

		3,025,924

U.S. Government Agency Mortgages 36.4%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(h)	363,106	394,730
7.00%, 11/15/16 to 01/01/35 (b)	404,488	468,901
6.00%, 06/01/17 to 10/01/39 (b)	2,656,487	2,964,755
4.50%, 09/01/18 to 10/01/43 (b)	4,983,583	5,379,895
6.50%, 03/01/19 to 09/01/22 (b)	364,144	401,514
6.50%, 07/01/21 (b)(h)	26,345	29,458
5.50%, 10/01/22 (b)(h)	391,190	432,015
5.50%, 01/01/23 to 05/01/40 (b)	1,694,886	1,882,272
5.00%, 08/01/23 (b)(h)	1,539,240	1,686,965
5.00%, 09/01/23 to 05/01/40 (b)	2,170,474	2,394,108
3.00%, 01/01/26 to 05/01/43 (b)	10,096,246	10,022,805
2.50%, 07/01/28 (b)	3,031,764	3,057,405
3.50%, 02/01/32 to 07/01/43 (b)	8,693,685	8,856,195
3.69%, 06/01/40 (a)(b)	2,782,900	2,970,668
4.00%, 09/01/40 (b)(h)	5,334,691	5,604,893
4.00%, 02/01/41 to 02/01/42 (b)	431,215	453,720
Fannie Mae TBA
2.00%, 04/01/29 (b)	400,000	389,750
3.00%, 04/01/29 to 04/01/44 (b)	2,500,000	2,455,156
3.50%, 04/01/29 (b)	900,000	949,500
5.00%, 03/01/44 (b)	1,400,000	1,533,000
2.50%, 04/01/44 (b)	500,000	463,633
4.00%, 04/01/44 (b)	1,000,000	1,045,312
4.50%, 04/01/44 (b)	2,500,000	2,678,515
Freddie Mac
4.50%, 09/01/15 (b)(h)	1,498	1,596
6.50%, 03/01/16 to 02/01/21 (b)(h)	221,693	241,617
6.00%, 06/01/16 to 10/01/38 (b)	552,564	622,278
5.50%, 11/01/17 to 07/01/35 (b)	954,153	1,048,754
4.50%, 10/01/18	16,814	17,477
5.00%, 10/01/18 to 10/01/43 (b)	2,334,915	2,542,477
4.50%, 06/01/19 to 08/01/41 (b)	4,289,899	4,609,818
4.00%, 07/01/19 to 01/01/44 (b)	5,159,904	5,430,674
6.50%, 08/01/22 to 04/01/26 (b)	151,777	170,752
2.50%, 07/01/28 to 05/01/33 (b)	1,547,530	1,558,272
3.00%, 09/01/28 to 07/01/43 (b)	4,306,150	4,238,292
5.50%, 06/01/33 to 10/01/33 (b)(h)	2,579,938	2,873,157
3.50%, 03/01/42 to 07/01/43 (b)	1,344,546	1,363,635
Freddie Mac REMICs
2.00%, 07/15/20 (b)	523,270	530,140
4.00%, 11/15/23 (b)	500,156	512,737
5.00%, 08/15/32 (b)	8,589	8,602
Freddie Mac TBA
2.00%, 04/01/29 (b)	400,000	389,437
2.50%, 04/01/29 (b)	900,000	903,516
3.00%, 04/01/29 to 04/01/44 (b)	1,100,000	1,115,563
3.50%, 04/01/29 to 04/01/44 (b)	3,700,000	3,779,812
4.00%, 04/01/44 (b)	500,000	521,348
Ginnie Mae
6.00%, 03/15/17 to 03/15/24 (b)	24,376	26,709
9.50%, 03/20/17 to 05/20/20 (b)	5,335	5,673
5.00%, 12/15/17 to 11/15/34 (b)	5,869,201	6,528,633
10.00%, 04/15/18 to 06/20/19 (b)	2,150	2,288
5.50%, 06/15/18 to 08/20/40 (b)	4,549,199	5,159,480
4.00%, 08/15/18 to 11/20/43 (b)	5,369,004	5,718,361
4.50%, 11/15/18 to 01/20/44 (b)	4,445,924	4,852,478
8.50%, 06/15/21 to 10/20/26 (b)	1,619	1,673
7.50%, 03/15/22 to 10/15/25 (b)	2,713	2,855
6.50%, 10/15/23 (b)	1,280	1,446
8.00%, 06/20/24 to 07/15/27 (b)	3,366	3,754
3.00%, 02/15/26 to 06/20/43 (b)	2,266,767	2,276,528
2.50%, 06/15/27 (b)	373,277	378,609
2.00%, 07/20/28 (b)	23,799	23,307
5.50%, 02/15/33 to 06/15/34 (b)(h)	2,899,011	3,260,362
5.25%, 11/15/34 (b)	130,513	143,943
3.50%, 09/15/42 to 11/20/43 (b)	4,518,645	4,663,185
Ginnie Mae REMICs
4.50%, 01/20/34 (b)	259,295	260,558
6.50%, 08/20/34 (b)	948,800	1,109,252
Ginnie Mae TBA
3.00%, 04/01/44 (b)	3,900,000	3,853,703
3.50%, 04/01/44 (b)	2,500,000	2,566,758

		129,834,674

Total Mortgage-Backed Securities
(Cost $130,721,473)		132,860,598

Commercial Mortgage-Backed Securities 2.1% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(h)	3,025,000	3,189,260
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	996,569	1,090,033
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	365,000	413,911
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	776,123	789,726
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.82%, 07/10/38 (a)(b)	651,321	711,964
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	1,000,000	1,103,635
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.94%, 06/15/29 (a)(b)	16,912	16,965

See financial notes 29

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Series 2006-C3 Class A3
5.69%, 03/15/39 (a)(b)(h)	319,785	325,363

Total Commercial Mortgage-Backed Securities
(Cost $7,217,022)		7,640,857

U.S. Government and Government Agencies 36.3% of net assets

U.S. Government Agency Securities 4.1%
Fannie Mae
1.63%, 10/26/15 (h)	2,000,000	2,043,736
0.63%, 08/26/16	6,000,000	6,009,438
0.88%, 10/26/17	3,000,000	2,975,175
Freddie Mac
2.50%, 05/27/16	3,000,000	3,142,536
1.25%, 08/01/19	600,000	581,837

		14,752,722

U.S. Treasury Obligations 32.2%
U.S. Treasury Notes
0.38%, 06/30/15 (h)	5,500,000	5,514,822
0.25%, 09/30/15	6,000,000	6,003,282
0.38%, 01/15/16	7,000,000	7,010,801
2.00%, 04/30/16 (h)	5,000,000	5,173,240
1.75%, 05/31/16 (h)	4,600,000	4,737,103
1.50%, 07/31/16	2,550,000	2,613,054
0.63%, 08/15/16	8,000,000	8,027,184
0.75%, 01/15/17	16,000,000	16,047,504
3.13%, 04/30/17 (h)	1,500,000	1,609,454
1.88%, 10/31/17 (h)	3,000,000	3,094,218
0.75%, 12/31/17	6,000,000	5,925,936
2.88%, 03/31/18 (h)	2,000,000	2,135,782
3.75%, 11/15/18 (h)	2,000,000	2,213,438
1.25%, 04/30/19	2,250,000	2,212,999
1.00%, 06/30/19	6,250,000	6,041,994
0.88%, 07/31/19 (h)	4,000,000	3,833,124
1.38%, 01/31/20	2,500,000	2,435,547
1.25%, 02/29/20	4,500,000	4,342,149
3.50%, 05/15/20	5,000,000	5,476,560
2.63%, 08/15/20	2,000,000	2,078,672
2.38%, 12/31/20	4,000,000	4,074,220
2.13%, 01/31/21	2,500,000	2,501,855
1.63%, 08/15/22	2,000,000	1,874,062
2.00%, 02/15/23	5,500,000	5,265,392
2.50%, 08/15/23	2,000,000	1,984,376
2.75%, 11/15/23	2,500,000	2,526,075

		114,752,843

Total U.S. Government and Government Agencies
(Cost $129,139,514)		129,505,565

Foreign Securities 4.4% of net assets

Foreign Agencies 1.8%

Brazil 0.4%
Petrobras Global Finance BV
1.85%, 05/20/16 (a)	1,500,000	1,485,000

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,106,733

Mexico 0.5%
Petroleos Mexicanos
4.88%, 03/15/15 (h)	500,000	521,875
2.26%, 07/18/18 (a)	500,000	520,000
5.50%, 01/21/21 (h)	500,000	547,500

		1,589,375

Norway 0.4%
Statoil A.S.A.
3.13%, 08/17/17	500,000	532,592
0.70%, 11/08/18 (a)	1,000,000	1,006,694

		1,539,286

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17 (h)	500,000	541,087

		6,261,481

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	989,840

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (h)	250,000	279,625
4.88%, 01/22/21 (h)	100,000	107,600

		387,225

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	230,000

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	102,023
5.38%, 06/12/17	250,000	275,180

		377,203

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	561,250
3.63%, 03/15/22	250,000	252,500

		813,750

Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	155,438

Poland 0.2%
Poland Government International Bond
6.38%, 07/15/19	500,000	596,250

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16 (h)	500,000	556,361

Turkey 0.1%
Turkey Government International Bond
3.25%, 03/23/23	300,000	259,950

		3,376,177

Supranational* 1.4%
Asian Development Bank
2.50%, 03/15/16	750,000	781,070

30 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
European Investment Bank
2.50%, 05/16/16 (h)	2,000,000	2,088,442
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,003,246
International Finance Corp.
1.13%, 11/23/16	500,000	504,733
1.75%, 09/04/18	600,000	606,066

		4,983,557

Total Foreign Securities
(Cost $15,397,273)		15,611,055

	Number	Value
Security	of Shares	($)

Preferred Stock 0.6% of net assets

Banks 0.3%
Deutsche Bank Capital Funding Trust X	40,000	1,018,000

Insurance 0.3%
Aegon NV	40,000	1,000,000

Total Preferred Stock
(Cost $2,034,200)		2,018,000

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	4,606,808	4,606,808

Total Other Investment Company
(Cost $4,606,808)		4,606,808

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

U.S. Government Agency Security 2.0%
Federal Home Loan Bank
0.04%, 03/05/14 (f)	7,000,000	6,999,984

Total Short-Term Investment
(Cost $6,999,969)		6,999,984

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $373,371,175 and the unrealized appreciation and depreciation were $5,951,172 and ($1,681,899), respectively, with a net unrealized appreciation of $4,269,273.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.5% of net assets

U.S. Government Agency Mortgages 2.5%
Ginnie Mae TBA
5.00%, 03/01/44 (b)	3,000,000	3,297,891
5.50%, 03/01/44 (b)	5,000,000	5,534,767

		8,832,658

Total TBA Sale Commitments
(Proceeds $8,808,594)		8,832,658

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,852,152 or 1.9% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

See financial notes 31

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$39,368,216	$—	$39,368,216
Industrial[1]	—	35,562,566	—	35,562,566
Transportation	—	1,971,655	344,775	2,316,430
Asset-Backed Obligations	—	1,150,369	—	1,150,369
Mortgage-Backed Securities[1]	—	132,860,598	—	132,860,598
Commercial Mortgage-Backed Securities	—	7,640,857	—	7,640,857
U.S. Government and Government Agencies[1]	—	129,505,565	—	129,505,565
Foreign Securities[1]	—	15,611,055	—	15,611,055
Preferred Stock	2,018,000	—	—	2,018,000
Other Investment Company[1]	4,606,808	—	—	4,606,808
Short-Term Investment[1]	—	6,999,984	—	6,999,984

Total	$6,624,808	$370,670,865	$344,775	$377,640,448

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($8,832,658)	$—	($8,832,658)

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	February,
Securities	2013	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	$—	$—	$31,381	$—	($9,481)	$322,875	$—	$344,775

Total	$—	$—	$—	$31,381	$—	($9,481)	$322,875	$—	$344,775

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at February 28, 2014 was $31,381.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 2 due to valuation using unobservable inputs. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2014.

32 See financial notes

 Schwab Intermediate-Term Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $373,342,278)		$377,640,448
Cash		10,459
Receivables:
Investments sold		4,333,287
Fund shares sold		3,797,445
Interest		1,647,214
Dividends		14,609
TBA sale commitment		8,808,594
Prepaid expenses	+	1,756

Total assets		396,253,812

Liabilities

TBA sale commitments, at value (proceeds $8,808,594)		8,832,658
Payables:
Investments bought		30,164,068
Investment adviser and administrator fees		3,716
Shareholder service fees		7,311
Independent trustees’ fees		78
Distributions to shareholders		142,525
Fund shares redeemed		88,271
Interest for TBA sale commitments		22,431
Accrued expenses	+	44,227

Total liabilities		39,305,285

Net Assets

Total assets		396,253,812
Total liabilities	−	39,305,285

Net assets		$356,948,527

Net Assets by Source
Capital received from investors		352,607,650
Distributions in excess of net investment income		(828,515)
Net realized capital gains		895,286
Net unrealized capital appreciation		4,274,106

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$356,948,527		35,019,164		$10.19

See financial notes 33

 Schwab Intermediate-Term Bond Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$3,803,349*
Dividends (net of foreign withholding taxes of $2,578)	+	28,311

Total investment income		3,831,660

Expenses

Investment adviser and administrator fees		519,309
Shareholder service fees		430,281
Portfolio accounting fees		42,371
Professional fees		28,725
Shareholder reports		18,567
Registration fees		17,157
Custodian fees		16,058
Interest expense		13,084*
Transfer agent fees		12,152
Independent trustees’ fees		5,114
Other expenses	+	3,949

Total expenses		1,106,767
Expense reduction by CSIM and its affiliates	−	314,720

Net expenses	−	792,047

Net investment income		3,039,613

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,202,505
Net realized losses on TBA sale commitments	+	(171,055)

Net realized gains		1,031,450
Net change in unrealized appreciation (depreciation) on investments		4,155,142
Net change in unrealized depreciation on TBA sale commitments	+	(33,280)

Net change in unrealized appreciation (depreciation)	+	4,121,862

Net realized and unrealized gains		5,153,312

Increase in net assets resulting from operations		$8,192,925

*	Includes $13,923 in interest income and $13,064 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

34 See financial notes

 Schwab Intermediate-Term Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$3,039,613	$5,788,362
Net realized gains		1,031,450	3,119,934
Net change in unrealized appreciation (depreciation)	+	4,121,862	(14,979,835)

Increase (decrease) in net assets from operations		8,192,925	(6,071,539)

Distributions to shareholders

Distributions from net investment income		(3,502,827)	(7,436,362)
Distributions from net realized gains	+	(160,807)	(6,888,288)

Total distributions		($3,663,634)	($14,324,650)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,494,116	$55,713,451	9,131,188	$94,585,160
Shares reinvested		168,572	1,712,960	601,274	6,241,174
Shares redeemed	+	(5,695,046)	(57,684,030)	(14,113,510)	(146,012,986)

Net transactions in fund shares		(32,358)	($257,619)	(4,381,048)	($45,186,652)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,051,522	$352,676,855	39,432,570	$418,259,696
Total increase (decrease)	+	(32,358)	4,271,672	(4,381,048)	(65,582,841)

End of period		35,019,164	$356,948,527	35,051,522	$352,676,855

Distributions in excess of net investment income			($828,515)		($365,301)

See financial notes 35

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–		9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11		8/31/10	8/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.26		9.76	9.51	9.42		8.96	9.16

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.25	0.26		0.29	0.37
Net realized and unrealized gains (losses)	0.15		(0.47)	0.26	0.10		0.48	(0.20)

Total from investment operations	0.25		(0.27)	0.51	0.36		0.77	0.17
Less distributions:
Distributions from net investment income	(0.11)		(0.23)	(0.26)	(0.27)		(0.31)	(0.37)

Net asset value at end of period	9.40		9.26	9.76	9.51		9.42	8.96

Total return (%)	2.73	[1]	(2.85)	5.46	3.93		8.76	2.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[2]	0.29	0.29	0.49	[3]	0.55	0.55
Gross operating expenses	0.55	[2]	0.56	0.56	0.59	[4]	0.58 [4]	0.63
Net investment income (loss)	2.25	[2]	2.10	2.58	2.78		3.21	4.18
Portfolio turnover rate[5]	46	[1]	165	160	166		155	472
Net assets, end of period ($ x 1,000,000)	955		885	957	936		929	912

* Unaudited.
1 Not annualized.
2 Annualized.
3 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
4 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

29.7%		Mortgage-Backed Securities	279,869,181	283,920,490
22.5%		Corporate Bonds	207,087,062	215,074,681
39.0%		U.S. Government and Government Agencies	364,499,166	372,403,617
1.7%		Commercial Mortgage-Backed Securities	15,016,601	15,824,276
0.5%		Asset-Backed Obligations	4,398,453	4,363,782
5.1%		Foreign Securities	48,468,473	48,682,110
0.9%		Municipal Bonds	8,192,414	8,956,588
1.1%		Other Investment Company	10,890,422	10,890,422
4.3%		Short-Term Investments	41,099,504	41,099,587

104.8%		Total Investments	979,521,276	1,001,215,553
0.0%		Collateral Invested for Securities on Loan	83,845	83,845
(4	.8)%	Other Assets and Liabilities, Net		(45,862,374)

100.0%		Net Assets		955,437,024

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 29.7% of net assets

U.S. Government Agency Mortgages 29.7%
Fannie Mae
5.50%, 04/01/14 to 03/01/35 (b)(i)	6,261,889	6,941,092
5.00%, 12/01/17 to 06/01/42 (b)	6,762,469	7,409,512
5.50%, 02/01/18 to 07/01/40 (b)	3,304,885	3,669,417
6.50%, 06/01/18 to 10/01/39 (b)	1,498,995	1,680,486
4.00%, 07/01/18 (b)(i)	362,681	387,615
4.50%, 07/01/19 to 04/01/43 (b)	11,665,376	12,583,953
2.50%, 05/01/23 to 07/01/28 (b)	5,875,388	5,925,454
5.00%, 07/01/23 to 06/01/36 (b)(i)	2,660,678	2,939,121
3.50%, 11/01/23 to 07/01/43 (b)	20,441,907	20,878,467
6.00%, 08/01/24 to 12/01/37 (b)	4,827,534	5,389,828
4.00%, 02/01/25 to 10/01/43 (b)	15,007,658	15,831,312
3.00%, 01/01/27 to 07/01/43 (b)	23,627,500	23,348,153
2.00%, 08/01/28 to 09/01/28 (b)	191,677	187,740
6.50%, 03/01/32 to 11/01/37 (b)(i)	845,001	946,698
1.92%, 03/01/34 (a)(b)	1,021,044	1,087,240
2.08%, 03/01/35 (a)(b)	337,061	355,239
2.63%, 08/01/35 (a)(b)(i)	1,590,320	1,695,087
7.00%, 04/01/37 (b)	629,807	703,379
3.69%, 06/01/40 (a)(b)	402,020	429,145
Fannie Mae TBA
2.00%, 04/01/29 (b)	1,000,000	974,375
2.50%, 04/01/29 to 04/01/44 (b)	2,600,000	2,563,234
3.00%, 04/01/29 to 04/01/44 (b)	4,400,000	4,405,070
3.50%, 04/01/29 to 03/01/44 (b)	4,800,000	4,965,750
4.50%, 04/01/29 to 04/01/44 (b)	4,600,000	4,935,938
4.00%, 03/01/44 to 04/01/44 (b)	7,500,000	7,852,344
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (b)(i)	796,029	877,233
5.50%, 12/01/17 to 07/01/40 (b)	1,528,314	1,688,386
4.50%, 06/01/18 to 08/01/41 (b)	5,119,746	5,503,813
5.00%, 01/01/19 to 06/01/40 (b)	6,559,162	7,209,085
4.00%, 03/01/21 to 01/01/44 (b)	10,084,975	10,610,055
3.00%, 08/01/21 to 07/01/43 (b)	13,241,010	13,159,954
6.00%, 12/01/23 to 10/01/38 (b)	1,201,929	1,346,756
2.00%, 04/01/28 (b)	153,660	150,383
2.50%, 04/01/28 to 02/01/43 (b)	4,124,351	4,146,768
3.50%, 07/01/32 to 07/01/43 (b)	7,093,737	7,200,896
6.50%, 10/01/36 to 09/01/39 (b)	295,685	331,322
2.27%, 05/01/37 (a)(b)	826,063	877,254
2.98%, 05/01/41 (a)(b)	383,331	406,856
Freddie Mac TBA
2.00%, 04/01/29 (b)	600,000	584,156
2.50%, 04/01/29 (b)	1,600,000	1,606,250
3.50%, 04/01/29 to 04/01/44 (b)	5,700,000	5,844,750
4.50%, 03/01/44 to 04/01/44 (b)	4,900,000	5,250,999
3.00%, 04/01/44 (b)	1,600,000	1,547,000
4.00%, 04/01/44 (b)	1,200,000	1,251,234
Ginnie Mae
4.00%, 06/20/20 to 10/20/43 (b)	10,722,331	11,414,524
5.00%, 10/20/21 to 08/20/40 (b)	7,219,927	7,993,821
5.50%, 09/20/23 to 03/15/40 (b)	2,836,632	3,144,143
4.50%, 05/15/24 to 11/20/43 (b)	10,984,642	11,988,732
3.00%, 02/15/26 to 04/20/43 (b)	9,241,110	9,228,230
3.50%, 02/15/26 to 11/20/43 (b)	10,630,698	10,994,501
2.50%, 03/20/28 to 01/20/29 (b)	707,209	720,659
2.00%, 07/20/28 (b)	47,599	46,615
1.63%, 04/20/32 (a)(b)	283,201	294,526
6.00%, 05/15/32 to 04/20/43 (b)	1,795,613	2,041,803
7.00%, 06/15/33 (b)(i)	242,366	290,652
6.50%, 10/20/37 (b)	380,895	429,634
3.00%, 10/20/40 to 01/20/41 (a)(b)	973,344	1,018,425
Ginnie Mae TBA
2.50%, 04/01/44 (b)	500,000	472,500
3.00%, 04/01/44 (b)	5,200,000	5,138,750
3.50%, 04/01/44 (b)	7,100,000	7,289,742
4.00%, 04/01/44 (b)	2,200,000	2,325,813
4.50%, 04/01/44 (b)	1,300,000	1,408,621

Total Mortgage-Backed Securities
(Cost $279,869,181)		283,920,490

Corporate Bonds 22.5% of net assets

Finance 7.4%

Banking 4.9%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	425,830
3.05%, 08/23/18	200,000	208,523

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
American Express Co.
7.00%, 03/19/18 (i)	300,000	361,590
6.80%, 09/01/66 (a)(b)(i)	500,000	545,625
Bank of America Corp.
5.25%, 12/01/15	500,000	535,090
6.50%, 08/01/16	750,000	845,104
5.30%, 03/15/17	1,500,000	1,663,354
6.88%, 04/25/18	450,000	536,381
5.65%, 05/01/18 (i)	400,000	457,643
6.88%, 11/15/18	250,000	301,269
5.88%, 01/05/21	500,000	585,330
5.00%, 05/13/21 (i)	1,500,000	1,669,545
3.30%, 01/11/23	800,000	779,844
6.00%, 10/15/36 (i)	250,000	298,804
Bank of Nova Scotia
1.38%, 07/15/16	100,000	101,459
4.38%, 01/13/21	500,000	551,583
Barclays Bank PLC
5.00%, 09/22/16 (i)	150,000	165,091
6.75%, 05/22/19	300,000	363,639
BB&T Corp.
3.95%, 03/22/22 (b)(i)	200,000	205,717
BNP Paribas S.A.
3.60%, 02/23/16	300,000	315,661
5.00%, 01/15/21 (i)	250,000	278,736
3.25%, 03/03/23	250,000	242,857
Capital One Financial Corp.
2.15%, 03/23/15	100,000	101,714
1.50%, 03/22/18 (b)	500,000	493,848
Citigroup, Inc.
1.70%, 07/25/16	150,000	152,114
4.45%, 01/10/17	1,000,000	1,087,437
6.00%, 08/15/17	200,000	228,934
6.13%, 11/21/17	750,000	868,236
6.13%, 05/15/18	750,000	869,698
4.50%, 01/14/22	100,000	106,708
4.05%, 07/30/22	1,000,000	1,013,847
6.13%, 08/25/36	250,000	276,496
5.88%, 01/30/42	250,000	290,581
6.68%, 09/13/43	100,000	118,520
Credit Suisse USA, Inc.
5.40%, 01/14/20	250,000	281,910
Deutsche Bank AG
6.00%, 09/01/17	450,000	516,748
Fifth Third Bancorp
8.25%, 03/01/38	200,000	282,839
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	208,870
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	565,551
HSBC Holdings PLC
4.00%, 03/30/22	500,000	519,034
7.63%, 05/17/32	150,000	195,259
6.50%, 09/15/37	200,000	241,176
JPMorgan Chase & Co.
2.60%, 01/15/16	800,000	826,389
1.13%, 02/26/16	250,000	251,587
3.15%, 07/05/16	500,000	525,791
6.00%, 01/15/18	1,000,000	1,157,308
4.25%, 10/15/20 (i)	1,500,000	1,616,623
3.20%, 01/25/23	500,000	485,814
5.50%, 10/15/40	100,000	111,883
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	575,503
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,934
Lloyds Bank PLC
4.88%, 01/21/16	400,000	431,094
2.30%, 11/27/18	300,000	302,054
6.38%, 01/21/21	500,000	602,937
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	262,387
Morgan Stanley
1.75%, 02/25/16	750,000	763,168
5.45%, 01/09/17	1,500,000	1,669,650
6.63%, 04/01/18	200,000	235,512
2.13%, 04/25/18	1,000,000	1,006,652
7.30%, 05/13/19	250,000	306,861
4.10%, 05/22/23	500,000	498,642
6.25%, 08/09/26	250,000	299,889
6.38%, 07/24/42	400,000	494,084
National City Corp.
6.88%, 05/15/19	100,000	120,282
PNC Funding Corp.
4.25%, 09/21/15	600,000	632,467
Rabobank Nederland
2.13%, 10/13/15	200,000	205,547
3.38%, 01/19/17	350,000	373,574
4.63%, 12/01/23	100,000	102,999
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	492,911
Royal Bank of Canada
2.63%, 12/15/15	250,000	259,524
2.20%, 07/27/18	1,000,000	1,016,962
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	665,315
State Street Corp.
2.88%, 03/07/16	350,000	364,204
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	366,301
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	513,174
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	239,782
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	308,966
5.63%, 01/15/17	750,000	831,834
5.95%, 01/18/18	600,000	685,963
2.38%, 01/22/18	800,000	811,840
6.15%, 04/01/18	250,000	288,399
7.50%, 02/15/19	1,000,000	1,226,129
5.95%, 01/15/27	450,000	493,977
6.75%, 10/01/37	600,000	694,741
UBS AG
5.88%, 12/20/17	50,000	57,731
US Bancorp
2.20%, 11/15/16 (b)	250,000	259,409
Wells Fargo & Co.
5.63%, 12/11/17 (i)	700,000	805,601
3.50%, 03/08/22	1,000,000	1,025,665
3.45%, 02/13/23	500,000	489,989
5.38%, 02/07/35	250,000	278,302
5.38%, 11/02/43	325,000	348,904

		46,443,449

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	343,365
4.25%, 05/24/21	500,000	545,194

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Jefferies Group LLC
5.50%, 03/15/16	125,000	134,687
5.13%, 04/13/18	250,000	272,861
6.45%, 06/08/27	75,000	80,813
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	155,903
6.70%, 03/04/20	200,000	235,937

		1,768,760

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	104,758
1.25%, 03/04/17	200,000	200,230
2.50%, 07/30/19	150,000	150,178
5.20%, 03/15/44 (b)	250,000	253,731
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	277,375
General Electric Capital Corp.
5.00%, 01/08/16	650,000	703,170
1.50%, 07/12/16	500,000	508,724
2.30%, 04/27/17	500,000	518,636
5.63%, 09/15/17	200,000	229,352
5.63%, 05/01/18	650,000	751,172
2.30%, 01/14/19	250,000	254,657
4.38%, 09/16/20	300,000	329,963
5.30%, 02/11/21	150,000	169,593
6.75%, 03/15/32	300,000	384,855
5.88%, 01/14/38	250,000	297,021
6.88%, 01/10/39	150,000	198,279
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	414,500
HSBC Finance Corp.
5.00%, 06/30/15	82,000	86,443
5.50%, 01/19/16	100,000	108,363
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	233,500

		6,174,500

Insurance 1.2%
ACE INA Holdings, Inc.
2.60%, 11/23/15	200,000	206,645
5.80%, 03/15/18	250,000	287,144
2.70%, 03/13/23	500,000	473,557
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	266,696
Aflac, Inc.
3.63%, 06/15/23	500,000	502,330
American International Group, Inc.
2.38%, 08/24/15	200,000	204,384
5.60%, 10/18/16 (i)	925,000	1,029,149
6.40%, 12/15/20 (i)	150,000	180,076
6.25%, 05/01/36	250,000	310,668
8.18%, 05/15/58 (a)(b)	100,000	129,280
Assurant, Inc.
6.75%, 02/15/34	200,000	226,592
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21 (i)	500,000	548,062
Cigna Corp.
2.75%, 11/15/16 (i)	450,000	469,407
5.38%, 02/15/42 (b)	150,000	165,728
CNA Financial Corp.
7.35%, 11/15/19	325,000	404,418
Genworth Holdings, Inc.
8.63%, 12/15/16	100,000	118,316
6.50%, 06/15/34	250,000	284,400
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	234,418
6.00%, 01/15/19	100,000	117,140
ING US, Inc.
2.90%, 02/15/18	200,000	206,896
Lincoln National Corp.
6.25%, 02/15/20	300,000	352,420
4.00%, 09/01/23	200,000	204,200
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	109,272
MetLife, Inc.
6.82%, 08/15/18	450,000	544,154
4.88%, 11/13/43	250,000	260,579
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	355,473
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	212,362
4.50%, 11/16/21	250,000	273,524
The Allstate Corp.
4.50%, 06/15/43	200,000	203,213
The Chubb Corp.
6.00%, 05/11/37	100,000	122,078
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	355,202
6.75%, 06/20/36	150,000	198,924
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,102
2.75%, 02/15/23 (b)	150,000	141,587
5.80%, 03/15/36	350,000	407,155
WellPoint, Inc.
2.30%, 07/15/18	250,000	252,836
3.30%, 01/15/23	500,000	482,602
4.65%, 01/15/43	150,000	146,691

		11,087,680

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	364,856

Real Estate Investment Trust 0.5%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	173,254
3.80%, 02/01/24 (b)	150,000	149,811
BRE Properties, Inc.
5.20%, 03/15/21 (b)	100,000	109,758
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,086
HCP, Inc.
6.70%, 01/30/18	400,000	470,290
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	213,718
4.50%, 01/15/24 (b)	150,000	154,862
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	195,353
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	270,842
Piedmont Operating Partnership LP
4.45%, 03/15/24 (b)(h)	250,000	251,061
ProLogis LP
6.63%, 05/15/18	299,000	352,244
2.75%, 02/15/19 (b)	150,000	151,661
4.25%, 08/15/23 (b)	200,000	204,823
Regency Centers LP
4.80%, 04/15/21	150,000	161,344
Simon Property Group LP
5.25%, 12/01/16 (b)	150,000	165,844

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.80%, 01/30/17 (b)	200,000	209,290
2.75%, 02/01/23 (b)	500,000	475,011
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	107,785
4.25%, 03/01/22 (b)	500,000	518,885

		4,613,922

		70,453,167

Industrial 12.6%

Basic Industry 1.3%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	346,470
Barrick Gold Corp.
4.10%, 05/01/23	250,000	239,738
Barrick North America Finance LLC
5.75%, 05/01/43	500,000	492,209
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	715,093
4.13%, 02/24/42 (i)	250,000	235,107
CF Industries, Inc.
7.13%, 05/01/20 (i)	150,000	179,714
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (g)	150,000	147,372
Domtar Corp.
10.75%, 06/01/17	250,000	313,137
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	347,098
Ecolab, Inc.
3.00%, 12/08/16	200,000	210,460
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	600,000	625,915
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/17	500,000	507,983
Glencore Canada Corp.
6.00%, 10/15/15	250,000	268,950
International Paper Co.
7.95%, 06/15/18	100,000	123,363
7.50%, 08/15/21	250,000	316,248
7.30%, 11/15/39	300,000	393,298
Kinross Gold Corp.
5.95%, 03/15/24 (b)(c)(h)	150,000	150,701
6.88%, 09/01/41 (b)	350,000	338,017
Lubrizol Corp.
8.88%, 02/01/19	200,000	261,570
LYB International Finance BV
4.00%, 07/15/23	150,000	153,228
5.25%, 07/15/43	500,000	529,362
Monsanto Co.
2.75%, 04/15/16	100,000	104,223
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	204,753
Packaging Corp. of America
4.50%, 11/01/23 (b)	250,000	261,209
Plains Exploration & Production Co.
6.75%, 02/01/22 (b)	350,000	388,500
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	449,110
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	259,222
7.13%, 07/15/28	200,000	254,217
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	500,000	505,963
4.75%, 03/22/42 (b)	500,000	493,764
Rock-Tenn Co.
4.45%, 03/01/19	250,000	271,306
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	312,259
The Dow Chemical Co.
7.38%, 11/01/29	325,000	423,113
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	152,437
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	154,583
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	375,992
5.63%, 09/11/42	500,000	469,524

		11,975,208

Capital Goods 1.0%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	251,036
1.25%, 11/06/17	700,000	698,977
Deere & Co.
5.38%, 10/16/29	550,000	643,821
Eaton Corp.
0.95%, 11/02/15	150,000	150,839
1.50%, 11/02/17	200,000	200,419
2.75%, 11/02/22	250,000	238,709
4.00%, 11/02/32	150,000	144,980
Emerson Electric Co.
5.00%, 04/15/19	250,000	284,091
General Electric Co.
0.85%, 10/09/15	100,000	100,650
5.25%, 12/06/17	750,000	856,348
2.70%, 10/09/22	150,000	145,335
4.13%, 10/09/42	250,000	243,173
Honeywell International, Inc.
5.00%, 02/15/19	150,000	170,201
5.38%, 03/01/41	250,000	291,721
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	178,577
John Deere Capital Corp.
2.80%, 09/18/17	250,000	263,266
1.70%, 01/15/20	150,000	145,439
Joy Global, Inc.
6.00%, 11/15/16	150,000	166,366
L-3 Communications Corp.
5.20%, 10/15/19	350,000	387,070
4.75%, 07/15/20	250,000	265,962
4.95%, 02/15/21 (b)	250,000	269,357
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	240,575
5.50%, 11/15/39	100,000	112,475
Owens Corning
4.20%, 12/15/22 (b)	500,000	496,887
Raytheon Co.
3.13%, 10/15/20	200,000	205,519
4.88%, 10/15/40	150,000	158,632
Republic Services, Inc.
4.75%, 05/15/23 (b)	500,000	537,143
The Boeing Co.
3.75%, 11/20/16	300,000	322,234
6.88%, 03/15/39 (i)	100,000	138,054
United Technologies Corp.
1.80%, 06/01/17	250,000	255,545
6.13%, 02/01/19	500,000	596,766
4.50%, 06/01/42	500,000	511,973

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Waste Management, Inc.
7.00%, 07/15/28	200,000	256,025

		9,928,165

Communications 2.2%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	306,098
6.40%, 12/15/35	250,000	298,278
6.15%, 03/01/37	450,000	520,815
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	310,500
5.00%, 10/16/19 (i)	200,000	223,248
4.38%, 07/16/42	300,000	264,321
American Tower Corp.
3.40%, 02/15/19	200,000	207,974
5.00%, 02/15/24	200,000	209,493
AT&T, Inc.
0.90%, 02/12/16	500,000	501,916
5.50%, 02/01/18	200,000	227,649
3.00%, 02/15/22 (i)	350,000	338,302
6.15%, 09/15/34	300,000	333,209
5.35%, 09/01/40	250,000	257,494
5.55%, 08/15/41	100,000	105,665
British Telecommunications PLC
2.00%, 06/22/15	300,000	305,221
CBS Corp.
5.75%, 04/15/20 (i)	275,000	312,871
7.88%, 07/30/30	325,000	424,334
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18	500,000	639,054
Comcast Corp.
5.90%, 03/15/16	600,000	661,293
5.70%, 07/01/19	200,000	234,348
3.60%, 03/01/24	350,000	353,365
6.50%, 11/15/35	175,000	217,226
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	471,849
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	520,700
5.20%, 03/15/20	100,000	110,327
6.00%, 08/15/40 (b)	350,000	364,656
Discovery Communications LLC
5.63%, 08/15/19	50,000	57,285
Grupo Televisa S.A.B.
6.63%, 03/18/25	400,000	467,456
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	129,593
4.38%, 04/01/21	250,000	272,002
5.95%, 04/01/41	150,000	177,217
4.45%, 01/15/43	250,000	242,416
Orange S.A.
2.75%, 02/06/19	150,000	152,165
8.75%, 03/01/31 (a)	200,000	287,020
5.38%, 01/13/42	100,000	102,382
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	943,699
Qwest Corp.
6.75%, 12/01/21	300,000	339,797
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	378,228
TCI Communication, Inc.
7.13%, 02/15/28	350,000	447,542
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	200,000	210,416
6.42%, 06/20/16	350,000	389,864
5.13%, 04/27/20	100,000	109,007
7.05%, 06/20/36	100,000	119,459
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	250,000	280,938
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	679,125
8.25%, 04/01/19	200,000	252,101
4.50%, 09/15/42 (b)	250,000	228,575
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	311,507
1.10%, 11/01/17	250,000	246,888
3.65%, 09/14/18	350,000	373,352
4.50%, 09/15/20	200,000	216,964
5.15%, 09/15/23	750,000	823,058
6.40%, 09/15/33	1,200,000	1,431,092
5.85%, 09/15/35	650,000	733,288
6.55%, 09/15/43	1,000,000	1,228,627
Vodafone Group PLC
4.63%, 07/15/18	500,000	557,496
6.15%, 02/27/37	250,000	284,127

		21,192,892

Consumer Cyclical 1.6%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	186,996
CVS Caremark Corp.
3.25%, 05/18/15	500,000	516,279
2.25%, 12/05/18 (b)	500,000	504,723
4.75%, 05/18/20 (b)	350,000	390,784
6.13%, 09/15/39	250,000	300,469
5.75%, 05/15/41 (b)	200,000	231,982
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	133,898
Delphi Corp.
5.88%, 05/15/19 (b)	500,000	526,875
6.13%, 05/15/21 (b)	700,000	782,250
eBay, Inc.
1.63%, 10/15/15	400,000	407,663
Ford Motor Co.
7.45%, 07/16/31	100,000	128,868
4.75%, 01/15/43	200,000	194,132
Ford Motor Credit Co. LLC
2.75%, 05/15/15	1,250,000	1,279,659
6.63%, 08/15/17	750,000	870,850
4.25%, 09/20/22	550,000	569,319
Historic TW, Inc.
6.88%, 06/15/18	500,000	598,152
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	150,156
4.65%, 04/15/42 (b)	100,000	100,906
Macy’s Retail Holdings, Inc.
6.90%, 04/01/29	200,000	243,349
5.13%, 01/15/42 (b)	250,000	258,354
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	361,478
McDonald’s Corp.
2.63%, 01/15/22	400,000	391,342
3.70%, 02/15/42	200,000	182,059
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	185,548
3.63%, 05/01/43 (b)	100,000	89,582
Nordstrom, Inc.
6.25%, 01/15/18	100,000	116,456
QVC, Inc.
5.13%, 07/02/22	300,000	305,471

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Starbucks Corp.
3.85%, 10/01/23 (b)	100,000	102,803
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	112,573
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	154,744
5.88%, 12/16/36	500,000	606,079
4.88%, 02/15/44 (b)	150,000	161,915
The Walt Disney Co.
5.63%, 09/15/16	300,000	337,113
4.13%, 12/01/41	100,000	97,310
Time Warner, Inc.
4.88%, 03/15/20	400,000	445,114
5.35%, 12/15/43	250,000	265,412
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	103,667
VF Corp.
6.45%, 11/01/37	50,000	62,149
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	155,162
6.88%, 04/30/36	500,000	616,066
5.85%, 09/01/43 (b)	100,000	110,133
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	349,894
3.25%, 10/25/20	500,000	519,793
5.88%, 04/05/27	275,000	338,351
5.25%, 09/01/35	100,000	113,063
6.50%, 08/15/37	150,000	193,913
6.20%, 04/15/38	125,000	157,107
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	275,756

		15,285,717

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
1.20%, 11/06/15	500,000	505,222
2.00%, 11/06/18	500,000	500,735
4.40%, 11/06/42	300,000	296,059
Actavis, Inc.
4.63%, 10/01/42 (b)	135,000	128,492
Altria Group, Inc.
9.70%, 11/10/18	111,000	147,731
9.25%, 08/06/19	50,000	66,625
4.75%, 05/05/21	150,000	164,024
2.85%, 08/09/22	200,000	187,852
4.00%, 01/31/24	600,000	601,102
9.95%, 11/10/38	17,000	27,045
4.25%, 08/09/42	250,000	221,306
AmerisourceBergen Corp.
4.88%, 11/15/19	250,000	279,400
Amgen, Inc.
2.50%, 11/15/16 (i)	250,000	259,737
5.70%, 02/01/19 (i)	500,000	584,834
3.63%, 05/15/22 (b)	150,000	153,750
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	150,744
2.15%, 02/01/19	300,000	302,979
3.70%, 02/01/24	300,000	305,857
4.63%, 02/01/44	650,000	669,605
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	450,000	512,922
4.38%, 02/15/21 (i)	150,000	164,727
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	171,075
AstraZeneca PLC
6.45%, 09/15/37	500,000	628,620
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	201,553
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	122,780
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	124,570
Cardinal Health, Inc.
4.00%, 06/15/15	250,000	260,539
3.20%, 03/15/23	250,000	241,691
4.60%, 03/15/43	100,000	99,816
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	249,843
7.00%, 04/15/19	250,000	302,364
3.20%, 01/25/23 (b)	1,000,000	952,519
4.65%, 01/25/43 (b)	250,000	238,471
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	459,672
Delhaize Group S.A.
5.70%, 10/01/40	500,000	511,633
Diageo Capital PLC
1.13%, 04/29/18	100,000	97,994
5.88%, 09/30/36	150,000	179,243
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	259,859
4.75%, 11/15/21	450,000	489,690
General Mills, Inc.
5.20%, 03/17/15	250,000	262,147
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	514,644
Hasbro, Inc.
6.30%, 09/15/17	100,000	114,206
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	105,805
4.85%, 05/15/41	200,000	220,893
Kellogg Co.
7.45%, 04/01/31	250,000	327,931
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	407,088
Koninklijke Philips NV
5.00%, 03/15/42	300,000	315,793
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	448,948
5.00%, 06/04/42	300,000	313,900
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	358,207
6.88%, 05/01/20	100,000	117,831
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	250,350
3.63%, 03/15/24 (b)	650,000	660,182
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	752,769
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	229,839
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	100,597
Mondelez International, Inc.
4.13%, 02/09/16 (i)	750,000	797,155
2.25%, 02/01/19 (b)	200,000	200,305
Mylan, Inc.
1.80%, 06/24/16 (c)	200,000	203,585
2.60%, 06/24/18 (c)	300,000	305,309
4.20%, 11/29/23 (b)	350,000	355,887
5.40%, 11/29/43 (b)	200,000	211,840

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	150,532
4.70%, 08/15/20	200,000	215,330
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	202,560
4.50%, 01/15/20	250,000	278,587
4.88%, 11/01/40	500,000	527,991
Pfizer, Inc.
5.35%, 03/15/15	350,000	367,601
6.20%, 03/15/19	500,000	599,529
7.20%, 03/15/39	250,000	348,777
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,444
2.50%, 08/22/22	100,000	93,533
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,376
3.25%, 11/01/22	100,000	95,224
4.75%, 11/01/42	500,000	471,498
Safeway, Inc.
7.25%, 02/01/31	250,000	248,497
Sanofi
2.63%, 03/29/16	800,000	834,564
1.25%, 04/10/18	250,000	246,839
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	285,401
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	200,457
The Coca-Cola Co.
3.15%, 11/15/20 (i)	200,000	207,504
2.50%, 04/01/23	750,000	704,119
The Kroger Co.
3.90%, 10/01/15	200,000	209,826
3.85%, 08/01/23 (b)	100,000	100,730
5.40%, 07/15/40 (b)	50,000	53,202
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	455,316
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	104,584
4.15%, 02/01/24 (b)	300,000	308,938
5.30%, 02/01/44 (b)	300,000	325,566
Unilever Capital Corp.
4.25%, 02/10/21	500,000	547,517
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	1,000,000	1,075,000
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	468,844
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	99,346

		29,575,123

Energy 1.7%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	289,753
6.45%, 09/15/36 (i)	100,000	118,987
Apache Corp.
5.10%, 09/01/40 (b)	250,000	266,577
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	124,439
BP Capital Markets PLC
1.85%, 05/05/17 (i)	150,000	153,139
2.24%, 05/10/19	250,000	251,594
4.50%, 10/01/20	300,000	330,479
3.56%, 11/01/21	600,000	620,564
3.25%, 05/06/22 (i)	250,000	249,458
2.75%, 05/10/23	150,000	140,832
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	284,382
5.85%, 02/01/35	250,000	278,334
6.25%, 03/15/38	200,000	236,566
Chevron Corp.
3.19%, 06/24/23 (b)	500,000	498,226
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	301,911
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	150,000	148,217
Encana Corp.
6.50%, 05/15/19	500,000	592,641
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	303,527
7.45%, 09/15/39	225,000	316,793
Hess Corp.
8.13%, 02/15/19	300,000	379,353
7.30%, 08/15/31 (i)	300,000	379,210
7.13%, 03/15/33	84,000	105,611
5.60%, 02/15/41	100,000	109,115
Husky Energy, Inc.
7.25%, 12/15/19	163,000	201,765
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	305,087
Marathon Oil Corp.
0.90%, 11/01/15	100,000	100,361
2.80%, 11/01/22 (b)	200,000	189,401
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	204,901
6.15%, 02/15/18	750,000	850,797
5.10%, 09/15/23 (b)(c)	150,000	155,320
Nexen Energy ULC
6.20%, 07/30/19	125,000	145,714
5.88%, 03/10/35	300,000	331,348
Noble Energy, Inc.
8.25%, 03/01/19	100,000	126,080
6.00%, 03/01/41 (b)	400,000	461,416
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	214,955
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	300,000	320,581
Phillips 66
5.88%, 05/01/42	150,000	172,665
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	500,000	555,000
Shell International Finance BV
5.20%, 03/22/17	500,000	562,695
3.63%, 08/21/42	250,000	222,765
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	613,505
Talisman Energy, Inc.
7.75%, 06/01/19	250,000	304,897
6.25%, 02/01/38	250,000	268,102
Tosco Corp.
7.80%, 01/01/27	750,000	1,036,858
Total Capital International S.A.
3.75%, 04/10/24	150,000	153,465
Total Capital S.A.
2.30%, 03/15/16	150,000	155,408
4.13%, 01/28/21	350,000	378,096
Transocean, Inc.
4.95%, 11/15/15	150,000	159,980
6.38%, 12/15/21	250,000	280,889
Valero Energy Corp.
9.38%, 03/15/19	250,000	328,145

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
10.50%, 03/15/39	200,000	310,696
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	522,381
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	139,225

		16,252,206

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	290,582

Technology 1.2%
Apple, Inc.
0.45%, 05/03/16	100,000	99,935
1.00%, 05/03/18	200,000	195,451
2.40%, 05/03/23	300,000	278,006
3.85%, 05/04/43	100,000	87,997
Arrow Electronics, Inc.
3.38%, 11/01/15	250,000	258,757
3.00%, 03/01/18	200,000	203,647
4.50%, 03/01/23 (b)	500,000	503,430
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	768,163
4.45%, 01/15/20 (i)	800,000	889,305
5.90%, 02/15/39	150,000	177,222
EMC Corp.
1.88%, 06/01/18	500,000	501,587
2.65%, 06/01/20	500,000	500,943
Fiserv, Inc.
3.13%, 06/15/16	250,000	260,317
Google, Inc.
3.38%, 02/25/24	300,000	303,041
Harris Corp.
6.15%, 12/15/40	150,000	167,847
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	310,346
2.75%, 01/14/19	200,000	203,128
3.75%, 12/01/20	250,000	255,726
4.65%, 12/09/21	350,000	372,112
Intel Corp.
1.95%, 10/01/16	250,000	257,755
3.30%, 10/01/21	750,000	770,506
4.80%, 10/01/41	150,000	154,382
International Business Machines Corp.
5.70%, 09/14/17	400,000	460,883
7.63%, 10/15/18 (i)	700,000	876,576
Leidos, Inc.
5.50%, 07/01/33	150,000	145,365
Microsoft Corp.
5.30%, 02/08/41	500,000	567,012
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	478,901
Oracle Corp.
5.25%, 01/15/16	100,000	108,670
2.38%, 01/15/19	600,000	613,823
3.63%, 07/15/23	100,000	101,667
5.38%, 07/15/40	100,000	113,230
Xerox Corp.
2.75%, 03/15/19	400,000	405,328

		11,391,058

Transportation 0.5%
American Airlines Pass-Through Trust
4.00%, 07/15/25	681,036	689,549
Burlington Northern Santa Fe LLC
5.65%, 05/01/17 (i)	400,000	453,607
3.60%, 09/01/20 (b)	300,000	316,949
Canadian National Railway Co.
6.20%, 06/01/36	100,000	125,007
4.50%, 11/07/43 (b)	400,000	410,498
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	500,000	532,488
CSX Corp.
3.70%, 10/30/20 (b)	500,000	527,233
4.10%, 03/15/44 (b)	400,000	363,890
FedEx Corp.
2.63%, 08/01/22	200,000	187,556
3.88%, 08/01/42	200,000	173,099
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	351,477
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	200,329
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	249,774
6.20%, 01/15/38	150,000	190,113

		4,771,569

		120,662,520

Utilities 2.5%

Electric 1.5%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	389,449
Appalachian Power Co.
6.38%, 04/01/36 (i)	100,000	118,827
7.00%, 04/01/38 (i)	300,000	387,881
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	512,514
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	395,900
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	501,599
3.95%, 05/15/43 (b)	400,000	379,279
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	486,175
5.25%, 08/01/33 (b)	500,000	548,071
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	154,255
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,171
6.45%, 10/15/32	350,000	437,352
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	835,812
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	250,000	243,398
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	300,000	307,197
5.60%, 06/15/42 (b)	300,000	305,922
Florida Power & Light Co.
6.20%, 06/01/36	500,000	629,984
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	624,624
MidAmerican Energy Holdings Co.
3.75%, 11/15/23 (b)(c)	500,000	502,197
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (i)	500,000	524,688
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	194,754
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	300,000	357,735

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.55%, 12/01/41 (b)	500,000	506,172
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	208,756
6.05%, 03/01/34	300,000	357,274
5.80%, 03/01/37	400,000	466,943
Pacificorp
5.50%, 01/15/19	150,000	173,548
6.00%, 01/15/39	500,000	624,428
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	190,885
PSEG Power LLC
5.13%, 04/15/20	150,000	166,200
8.63%, 04/15/31	500,000	705,913
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	261,431
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	223,086
Southern California Edison Co.
5.50%, 08/15/18	250,000	289,724
The Southern Co.
2.38%, 09/15/15	450,000	461,987
TransAlta Corp.
4.50%, 11/15/22 (b)	250,000	246,536
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	188,127
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	97,461
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	352,675
4.80%, 09/15/41 (b)	300,000	314,048

		14,782,978

Natural Gas 1.0%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	119,830
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	400,000	407,531
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	88,544
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	238,093
5.20%, 02/01/22 (b)	250,000	269,019
6.63%, 10/15/36	200,000	225,217
5.15%, 02/01/43 (b)	150,000	144,081
Enterprise Products Operating LLC
6.30%, 09/15/17	700,000	814,220
3.90%, 02/15/24 (b)	100,000	100,845
6.65%, 10/15/34	250,000	302,251
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	476,864
3.50%, 03/01/21 (b)	300,000	301,542
6.95%, 01/15/38	250,000	296,649
5.00%, 08/15/42 (b)	200,000	188,946
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	225,954
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	304,827
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	150,000	150,301
3.61%, 02/01/24 (b)(c)	200,000	202,911
4.66%, 02/01/44 (b)(c)	300,000	312,203
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	262,206
5.75%, 01/15/20	500,000	580,179
Sempra Energy
6.15%, 06/15/18	500,000	584,276
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (c)(i)	150,000	170,271
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	104,041
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	309,319
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	387,709
3.75%, 10/16/23	100,000	101,084
4.63%, 03/01/34 (b)	350,000	355,492
6.20%, 10/15/37	150,000	181,598
5.00%, 10/16/43 (b)	150,000	156,863
Williams Partners LP
7.25%, 02/01/17	250,000	289,084
4.13%, 11/15/20 (b)	500,000	524,066

		9,176,016

		23,958,994

Total Corporate Bonds
(Cost $207,087,062)		215,074,681

U.S. Government and Government Agencies 39.0% of net assets

U.S. Government Agency Securities 3.9%
Egypt Government AID Bonds
4.45%, 09/15/15 (i)	1,000,000	1,062,362
Fannie Mae
4.38%, 10/15/15 (i)	2,000,000	2,131,748
2.38%, 04/11/16	1,000,000	1,041,829
1.25%, 09/28/16	3,000,000	3,049,173
5.38%, 06/12/17	1,000,000	1,144,512
1.20%, 07/17/17 (b)	1,000,000	999,037
0.88%, 08/28/17	2,500,000	2,490,758
1.50%, 10/17/19 (b)	4,000,000	3,860,272
2.25%, 10/17/22 (b)	500,000	472,932
6.63%, 11/15/30 (i)	500,000	682,530
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	559,450
Federal Home Loan Bank
0.38%, 08/28/15	1,000,000	1,002,241
5.38%, 05/18/16	1,000,000	1,109,881
0.38%, 06/24/16	1,500,000	1,498,362
1.00%, 11/09/17 (b)	1,000,000	989,573
5.00%, 11/17/17	750,000	856,803
5.38%, 05/15/19	500,000	588,554
5.50%, 07/15/36	500,000	610,466
Freddie Mac
0.50%, 08/19/15 (b)	2,000,000	2,002,684
4.75%, 11/17/15	2,000,000	2,152,368
2.00%, 08/25/16	1,000,000	1,036,376
0.88%, 03/07/18	3,750,000	3,696,296
4.88%, 06/13/18	1,000,000	1,147,308
2.38%, 01/13/22	1,500,000	1,480,320
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,052,842

		36,718,677

U.S. Treasury Obligations 35.1%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,150,156

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
8.13%, 08/15/19	1,000,000	1,340,938
6.00%, 02/15/26 (i)	3,500,000	4,620,546
6.13%, 11/15/27	400,000	540,188
5.25%, 02/15/29 (i)	2,750,000	3,447,812
5.00%, 05/15/37	500,000	626,875
4.25%, 05/15/39	1,000,000	1,128,750
4.38%, 11/15/39	500,000	575,469
4.63%, 02/15/40	2,500,000	2,989,062
4.38%, 05/15/40	1,750,000	2,014,415
3.88%, 08/15/40 (i)	5,300,000	5,627,937
4.25%, 11/15/40	1,650,000	1,862,180
4.75%, 02/15/41	1,450,000	1,767,868
4.38%, 05/15/41	1,250,000	1,438,673
3.75%, 08/15/41	2,000,000	2,073,750
3.13%, 11/15/41	2,285,000	2,106,128
3.13%, 02/15/42	2,230,000	2,051,948
2.75%, 08/15/42	1,925,000	1,633,243
2.75%, 11/15/42	2,000,000	1,693,124
3.13%, 02/15/43	1,000,000	914,922
3.63%, 08/15/43	3,000,000	3,020,157
U.S. Treasury Notes
0.38%, 03/15/15 (i)	11,000,000	11,026,213
2.50%, 04/30/15 (i)	5,800,000	5,958,595
0.25%, 05/15/15 (i)	7,750,000	7,759,083
4.13%, 05/15/15	1,000,000	1,047,578
2.13%, 05/31/15 (i)	6,000,000	6,145,896
0.38%, 06/15/15	3,865,000	3,875,192
4.25%, 08/15/15	1,000,000	1,058,945
1.25%, 08/31/15	4,000,000	4,062,656
0.25%, 09/15/15 (i)	5,000,000	5,002,930
1.25%, 09/30/15	2,000,000	2,032,540
0.25%, 10/15/15	3,500,000	3,500,616
0.38%, 11/15/15	2,000,000	2,004,140
4.50%, 11/15/15	1,000,000	1,072,246
0.25%, 11/30/15	5,500,000	5,499,356
1.38%, 11/30/15	1,000,000	1,019,316
0.25%, 12/15/15	6,500,000	6,497,842
2.13%, 12/31/15	2,700,000	2,790,439
2.00%, 01/31/16	2,250,000	2,322,862
0.38%, 02/15/16	4,000,000	4,004,608
4.50%, 02/15/16	1,000,000	1,081,660
2.13%, 02/29/16	1,000,000	1,035,781
0.38%, 03/15/16	2,000,000	2,001,484
0.25%, 04/15/16 (i)	8,000,000	7,980,000
2.63%, 04/30/16	1,000,000	1,048,164
0.25%, 05/15/16	4,500,000	4,485,411
5.13%, 05/15/16	1,000,000	1,103,750
3.25%, 05/31/16	1,000,000	1,063,555
3.25%, 06/30/16	1,000,000	1,064,883
0.63%, 07/15/16	4,000,000	4,015,936
1.50%, 07/31/16	1,000,000	1,024,727
3.25%, 07/31/16	1,850,000	1,974,007
0.63%, 08/15/16	1,500,000	1,505,097
4.88%, 08/15/16	1,000,000	1,106,953
1.00%, 08/31/16	1,500,000	1,518,575
3.00%, 08/31/16	2,100,000	2,230,347
0.88%, 09/15/16	3,000,000	3,027,306
3.00%, 09/30/16	1,000,000	1,062,812
1.00%, 10/31/16	2,000,000	2,022,734
4.63%, 11/15/16	1,000,000	1,108,164
0.88%, 11/30/16	2,000,000	2,015,000
2.75%, 11/30/16 (i)	5,000,000	5,291,405
0.88%, 12/31/16	3,750,000	3,775,489
0.75%, 01/15/17	3,000,000	3,008,907
3.13%, 01/31/17 (i)	3,700,000	3,962,034
0.88%, 02/28/17	7,750,000	7,788,750
1.00%, 03/31/17	1,500,000	1,511,660
3.25%, 03/31/17	2,000,000	2,152,734
3.13%, 04/30/17 (i)	5,250,000	5,633,087
4.50%, 05/15/17	3,000,000	3,350,742
0.63%, 05/31/17	2,500,000	2,484,082
2.38%, 07/31/17	3,500,000	3,673,495
0.63%, 08/31/17	2,000,000	1,978,516
0.63%, 09/30/17	1,000,000	987,852
4.25%, 11/15/17	3,000,000	3,351,681
0.63%, 11/30/17	3,000,000	2,953,593
0.75%, 12/31/17	1,000,000	987,656
2.63%, 01/31/18	2,000,000	2,116,328
3.50%, 02/15/18	1,000,000	1,091,680
0.75%, 03/31/18	3,000,000	2,948,436
2.88%, 03/31/18	2,500,000	2,669,727
3.88%, 05/15/18	2,500,000	2,772,950
1.00%, 05/31/18	1,000,000	989,727
1.38%, 07/31/18	1,500,000	1,504,043
4.00%, 08/15/18	2,000,000	2,233,750
1.50%, 08/31/18	3,000,000	3,020,274
1.38%, 09/30/18	4,000,000	3,999,532
1.25%, 10/31/18	1,000,000	992,930
1.75%, 10/31/18	4,000,000	4,063,752
3.75%, 11/15/18	3,000,000	3,320,157
1.25%, 11/30/18	6,000,000	5,949,138
1.38%, 11/30/18	3,000,000	2,992,968
1.38%, 12/31/18	5,000,000	4,980,860
2.75%, 02/15/19	1,500,000	1,589,355
1.50%, 02/28/19	4,500,000	4,497,714
1.50%, 03/31/19	2,000,000	1,995,390
1.00%, 06/30/19	1,500,000	1,450,079
3.38%, 11/15/19	3,000,000	3,269,883
1.00%, 11/30/19	1,500,000	1,435,079
3.63%, 02/15/20 (i)	5,000,000	5,515,820
1.13%, 04/30/20	1,000,000	953,945
1.38%, 05/31/20	1,000,000	967,188
1.88%, 06/30/20	1,550,000	1,542,977
2.00%, 07/31/20	3,000,000	3,006,915
2.63%, 08/15/20 (i)	2,000,000	2,078,672
2.00%, 09/30/20	1,000,000	998,594
2.38%, 12/31/20	6,250,000	6,365,969
3.63%, 02/15/21	2,000,000	2,199,610
2.00%, 02/28/21	2,850,000	2,825,285
3.13%, 05/15/21 (i)	6,600,000	7,027,198
2.13%, 08/15/21 (i)	4,500,000	4,468,536
2.00%, 02/15/22	3,000,000	2,925,468
1.75%, 05/15/22	1,250,000	1,189,355
1.63%, 08/15/22	4,000,000	3,748,124
1.63%, 11/15/22	2,500,000	2,329,297
2.00%, 02/15/23	3,000,000	2,872,032
1.75%, 05/15/23	2,250,000	2,097,157
2.50%, 08/15/23	3,000,000	2,976,564
2.75%, 11/15/23	3,000,000	3,031,290
2.75%, 02/15/24	1,000,000	1,007,969

		335,684,940

Total U.S. Government and Government Agencies
(Cost $364,499,166)		372,403,617

46 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Commercial Mortgage-Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(i)	1,000,000	1,082,064
Series 2007-2 Class A4
5.63%, 04/10/49 (a)(b)	1,600,000	1,783,042
Series 2007-4 Class A4
5.78%, 02/10/51 (a)(b)	2,388,420	2,683,688
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(i)	2,237,000	2,358,471
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	430,921
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	468,807
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,587,799
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.49%, 02/15/39 (a)(b)	650,000	702,335
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(i)	800,000	882,908
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.36%, 12/15/44 (a)(b)(i)	1,025,000	1,099,042
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	700,000	752,280
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,588,393
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	404,526

Total Commercial Mortgage-Backed Securities
(Cost $15,016,601)		15,824,276

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,701,024
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	731,971
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	977,813
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	602,532
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	150,112
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	200,000	200,330

Total Asset-Backed Obligations
(Cost $4,398,453)		4,363,782

Foreign Securities 5.1% of net assets

Foreign Agencies 1.6%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	404,326

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	500,000	458,337
5.63%, 05/20/43	250,000	212,311
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	516,250
5.75%, 01/20/20	200,000	209,144
5.38%, 01/27/21	500,000	503,752

		1,899,794

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
0.63%, 04/24/15 (d)	1,000,000	1,004,996
1.25%, 10/26/15 (d)(i)	1,000,000	1,015,013
2.63%, 02/16/16 (d)	1,000,000	1,042,807
4.88%, 01/17/17 (d)	850,000	949,346
4.50%, 07/16/18 (d)	1,250,000	1,411,939
4.00%, 01/27/20 (d)	250,000	276,683
2.75%, 09/08/20 (d)	750,000	772,988
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	148,002

		6,621,774

Japan 0.1%
Japan Finance Corp.
2.50%, 01/21/16	400,000	414,168
2.25%, 07/13/16	300,000	311,525

		725,693

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,000,000	1,100,259
Petroleos Mexicanos
4.88%, 03/15/15	425,000	443,594
5.50%, 01/21/21	500,000	547,500

		2,091,353

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	213,037
7.75%, 06/15/23	100,000	132,153
3.70%, 03/01/24	600,000	614,364
5.10%, 08/17/40	250,000	277,543

		1,237,097

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	649,304
Korea Development Bank
4.00%, 09/09/16	1,000,000	1,072,044

See financial notes 47

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.00%, 09/14/22	250,000	243,456

		1,964,804

Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	739,889

		15,684,730

Foreign Local Government 0.4%

Canada 0.4%
Province of British Columbia
2.00%, 10/23/22	400,000	373,402
Province of Manitoba
1.13%, 06/01/18	500,000	494,920
Province of Ontario
0.95%, 05/26/15	100,000	100,825
1.00%, 07/22/16	300,000	302,641
4.00%, 10/07/19	400,000	440,846
4.40%, 04/14/20 (i)	975,000	1,088,859
Province of Quebec
5.13%, 11/14/16	350,000	390,961
7.50%, 09/15/29	650,000	910,769

		4,103,223

Sovereign 1.5%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17 (i)	500,000	559,250
4.88%, 01/22/21	250,000	269,000
8.88%, 04/15/24 (i)	675,000	905,344
5.63%, 01/07/41	500,000	493,750

		2,227,344

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	639,000
3.63%, 10/30/42	200,000	163,000

		802,000

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	815,750

Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	550,361
6.88%, 09/27/23	250,000	304,525

		854,886

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	561,250
3.50%, 01/21/21	350,000	355,250
3.63%, 03/15/22	1,000,000	1,010,000
6.75%, 09/27/34	750,000	913,125
6.05%, 01/11/40	150,000	168,600

		3,008,225

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	31,000	33,031
5.20%, 01/30/20	100,000	110,000
6.70%, 01/26/36	200,000	231,250

		374,281

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	788,125

Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	777,187
5.00%, 01/13/37	500,000	546,250

		1,323,437

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	837,187

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	309,293

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	578,750

Turkey 0.2%
Republic of Turkey
5.63%, 03/30/21	1,000,000	1,046,000
7.38%, 02/05/25	500,000	567,250
4.88%, 04/16/43	500,000	408,000

		2,021,250

		13,940,528

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	350,000	364,573
Asian Development Bank
2.50%, 03/15/16 (i)	750,000	781,070
5.59%, 07/16/18	500,000	580,070
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	521,045
1.00%, 02/16/17	750,000	755,221
European Investment Bank
1.63%, 09/01/15 (i)	400,000	408,030
2.50%, 05/16/16	1,000,000	1,044,221
5.13%, 05/30/17	1,600,000	1,812,570
1.00%, 06/15/18	750,000	737,275
1.88%, 03/15/19	1,000,000	1,006,062
2.88%, 09/15/20	600,000	621,244
4.88%, 02/15/36	150,000	171,644
Inter-American Development Bank
2.25%, 07/15/15	500,000	513,444
1.13%, 03/15/17	500,000	504,709
3.88%, 09/17/19	500,000	552,350
International Bank for Reconstruction & Development
2.38%, 05/26/15	700,000	718,638
2.13%, 03/15/16	800,000	828,202
2.13%, 02/13/23	500,000	482,530
4.75%, 02/15/35	500,000	567,820
International Finance Corp.
2.75%, 04/20/15	350,000	359,829
2.25%, 04/11/16	500,000	518,685
1.75%, 09/04/18	350,000	353,539

48 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Nordic Investment Bank
0.50%, 04/14/16	750,000	750,858

		14,953,629

Total Foreign Securities
(Cost $48,468,473)		48,682,110

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (i)	850,000	1,105,748
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,358,030
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	247,724
Catholic Health Initiatives
1.60%, 11/01/17	150,000	148,409
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	106,219
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	351,390
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	846,881
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	825,623
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	724,605
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	119,975
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	221,432
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	451,794
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	141,947
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	961,905
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	184,298
New York City Transitional Finance Auth
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	116,462
President and Fellows of Harvard College
3.62%, 10/01/37	400,000	361,622
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	682,524

Total Municipal Bonds
(Cost $8,192,414)		8,956,588

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	10,890,422	10,890,422

Total Other Investment Company
(Cost $10,890,422)		10,890,422

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.3% of net assets

U.S. Government Agency Securities 4.3%
Federal Home Loan Bank
0.03%, 03/14/14 (f)	10,000,000	9,999,923
0.03%, 03/21/14 (f)	10,000,000	9,999,850
0.04%, 03/05/14 (f)	10,000,000	9,999,978
0.05%, 03/12/14 (f)	6,500,000	6,499,919
0.05%, 03/17/14 (f)	3,000,000	2,999,942
0.07%, 03/14/14 (f)	1,600,000	1,599,975

Total Short-Term Investments
(Cost $41,099,504)		41,099,587

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	83,845	83,845

Total Collateral Invested for Securities on Loan
(Cost $83,845)		83,845

End of Collateral Invested for Securities on Loan

See financial notes 49

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

At 02/28/14, the tax basis cost of the fund’s investments was $980,177,512 and the unrealized appreciation and depreciation were $27,249,526 and ($6,211,485), respectively, with a net unrealized appreciation of $21,038,041.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,998,730 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $80,563.
(h)	Delayed-delivery security.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$283,920,490	$—	$283,920,490
Corporate Bonds[1]	—	94,412,161	—	94,412,161
Industrial[1]	—	115,890,951	—	115,890,951
Transportation	—	4,082,020	689,549	4,771,569
U.S. Government and Government Agencies[1]	—	372,403,617	—	372,403,617
Commercial Mortgage-Backed Securities	—	15,824,276	—	15,824,276
Asset-Backed Obligations	—	4,363,782	—	4,363,782
Foreign Securities[1]	—	48,682,110	—	48,682,110
Municipal Bonds[1]	—	8,956,588	—	8,956,588
Other Investment Company[1]	10,890,422	—	—	10,890,422
Short-Term Investments[1]	—	41,099,587	—	41,099,587

Total	$10,890,422	$989,635,582	$689,549	$1,001,215,553

Other Financial Instruments
Collateral Invested for Securities on Loan	$83,845	$—	$—	$83,845

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gain	Appreciation	Gross	Gross	Transfers	Transfers	February 28,
Securities	2013	(Premiums)	(Loss)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	($20)	$—	$18,570	$491,917	($5,418)	$184,500	$—	$689,549

Total	$—	($20)	$—	$18,570	$491,917	($5,418)	$184,500	$—	$689,549

50 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at February 28, 2014 was $18,570.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 2 due to valuation using unobservable inputs. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2014.

See financial notes 51

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $979,521,276) including securities on loan of $80,563		$1,001,215,553
Collateral invested for securities on loan		83,845
Receivables:
Investments sold		25,465,290
Fund shares sold		11,546,381
Interest		5,494,541
Income from securities on loan		454
Prepaid expenses	+	5,001

Total assets		1,043,811,065

Liabilities

Collateral held for securities on loan		83,845
Payables:
Investments bought		86,600,394
Investment adviser and administrator fees		629
Shareholder service fees		19,621
Independent trustees’ fees		115
Due to custodian		1,551,533
Fund shares redeemed		90,774
Accrued expenses	+	27,130

Total liabilities		88,374,041

Net Assets

Total assets		1,043,811,065
Total liabilities	−	88,374,041

Net assets		$955,437,024

Net Assets by Source
Capital received from investors		1,059,273,819
Distributions in excess of net investment income		(754,626)
Net realized capital losses		(124,776,446)
Net unrealized capital appreciation		21,694,277

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$955,437,024		101,664,713		$9.40

52 See financial notes

 Schwab Total Bond Market Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$11,362,537*
Securities on loan	+	4,558

Total investment income		11,367,095

Expenses

Investment adviser and administrator fees		1,182,892
Shareholder service fees		1,112,515
Portfolio accounting fees		82,169
Custodian fees		28,638
Shareholder reports		18,640
Transfer agent fees		14,741
Registration fees		14,076
Interest expense		7,529*
Independent trustees’ fees		7,104
Other expenses	+	2,600

Total expenses		2,470,904
Expense reduction by CSIM and its affiliates	−	1,165,578

Net expenses	−	1,305,326

Net investment income		10,061,769

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,406,307
Net realized losses on TBA sale commitments	+	(21,242)

Net realized gains		2,385,065
Net change in unrealized appreciation (depreciation) on investments	+	12,031,844

Net realized and unrealized gains		14,416,909

Increase in net assets resulting from operations		$24,478,678

*	Includes $7,201 in interest income and $7,395 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

See financial notes 53

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$10,061,769	$19,221,841
Net realized gains		2,385,065	7,890,642
Net change in unrealized appreciation (depreciation)	+	12,031,844	(54,405,800)

Increase (decrease) in net assets from operations		24,478,678	(27,293,317)

Distributions to shareholders

Distributions from net investment income		($10,816,395)	($21,602,937)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,138,604	$141,053,486	26,692,367	$256,281,480
Shares reinvested		901,160	8,423,152	1,553,785	14,890,038
Shares redeemed	+	(9,973,801)	(92,921,625)	(30,683,823)	(294,263,336)

Net transactions in fund shares		6,065,963	$56,555,013	(2,437,671)	($23,091,818)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,598,750	$885,219,728	98,036,421	$957,207,800
Total increase (decrease)	+	6,065,963	70,217,296	(2,437,671)	(71,988,072)

End of period		101,664,713	$955,437,024	95,598,750	$885,219,728

Distributions in excess of net investment income			($754,626)		$—

54 See financial notes

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10	8/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	9.93		10.61	10.63	10.40	10.06	9.67

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.08	0.19	0.23	0.29	0.39
Net realized and unrealized gains (losses)	0.20		(0.45)	0.21	0.37	0.40	0.41

Total from investment operations	0.29		(0.37)	0.40	0.60	0.69	0.80
Less distributions:
Distributions from net investment income	(0.14)		(0.29)	(0.28)	(0.31)	(0.35)	(0.41)
Distributions from net realized gains	—		(0.02)	(0.14)	(0.06)	—	—

Total distributions	(0.14)		(0.31)	(0.42)	(0.37)	(0.35)	(0.41)

Net asset value at end of period	10.08		9.93	10.61	10.63	10.40	10.06

Total return (%)	2.94	[2]	(3.55)	3.87	5.95	7.00	8.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[3,4]	0.57 [4]	0.55	0.55	0.55	0.55
Gross operating expenses	0.66	[3]	0.62	0.60	0.61	0.63	0.68
Net investment income (loss)	1.85	[3]	1.34	1.76	2.24	2.66	3.56
Portfolio turnover rate[5]	256	[2]	401	567	641	264	614
Net assets, end of period ($ x 1,000,000)	297		363	638	506	578	279

* Unaudited.
1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized
3 Annualized.
4 The expense ratio would have been 0.55%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 55

 Schwab GNMA Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

110.9%		Mortgage-Backed Securities	324,787,498	329,709,313
1.9%		Other Investment Company	5,506,721	5,506,721
5.0%		Short-Term Investments	14,999,826	14,999,849

117.8%		Total Investments	345,294,045	350,215,883
(10	.0)%	TBA Sale Commitments	(29,647,188)	(29,742,272)
(7	.8)%	Other Assets and Liabilities, Net		(23,164,594)

100.0%		Net Assets		297,309,017

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 110.9% of net assets

U.S. Government Agency Mortgages 110.9%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	231,770	257,629
5.49%, 09/01/29 to 09/01/31 (b)	159,262	177,170
5.50%, 09/01/17 (b)	105,245	113,112
5.81%, 12/01/31 (b)	72,424	80,096
6.50%, 04/01/31 (b)	164,903	182,881
7.17%, 11/01/30 (b)	15,770	15,856
Fannie Mae REMICs
3.75%, 05/25/33 (b)	538,862	544,916
7.00%, 09/25/22 (b)	80,443	90,499
Freddie Mac REMICs
2.00%, 07/15/20 (b)	523,270	530,140
4.00%, 11/15/23 (b)	700,218	717,832
5.00%, 08/15/32 (b)	11,715	11,733
6.50%, 03/15/14 (b)	720	—
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)	639,466	665,230
2.00%, 07/20/28 (b)	190,395	186,459
2.13%, 08/20/33 (a)(b)	81,539	85,251
2.50%, 04/15/27 to 06/15/28 (b)	2,127,753	2,163,975
3.00%, 02/15/26 to 04/20/43 (b)	15,059,571	15,144,652
3.50%, 02/20/16 (a)(b)	17,814	18,391
3.50%, 01/15/26 to 11/20/43 (b)	56,858,995	58,725,382
4.00%, 06/20/20 to 11/20/43 (b)	43,578,075	46,346,736
4.25%, 09/20/41 (b)	366,147	389,215
4.38%, 05/15/29 to 04/15/32 (b)	422,223	449,249
4.50%, 12/15/17 to 01/20/44 (b)	42,772,697	46,642,840
4.63%, 07/20/40 to 12/20/40 (b)	6,897,513	7,525,862
4.75%, 06/15/28 (b)	119,677	130,253
4.95%, 09/15/33 (b)	31,442	34,231
5.00%, 11/15/17 to 08/15/40 (b)	38,958,415	43,240,856
5.13%, 03/15/31 (b)	202,934	223,711
5.25%, 04/15/31 to 11/15/31 (b)	440,754	485,648
5.30%, 10/20/31 (b)	146,279	162,141
5.40%, 08/20/32 (b)	274,649	304,457
5.45%, 05/15/29 to 02/15/33 (b)	5,539,146	6,114,379
5.49%, 10/20/28 to 01/15/33 (b)	3,903,520	4,276,615
5.50%, 04/15/17 to 10/15/37 (b)	16,444,893	18,537,605
5.60%, 06/20/33 to 08/20/33 (b)	228,532	254,306
5.65%, 04/20/32 (b)	105,806	116,666
5.75%, 01/20/33 (b)	82,726	91,231
5.87%, 10/20/32 (b)	192,674	219,684
6.00%, 05/15/16 to 12/15/37 (b)	3,372,557	3,764,738
6.10%, 11/20/31 (b)	75,913	85,651
6.28%, 05/20/26 (b)	240,536	269,116
6.50%, 07/15/16 to 07/15/34 (b)	1,977,996	2,265,026
7.00%, 09/20/16 to 12/20/38 (b)	1,427,393	1,659,624
7.50%, 08/15/26 to 11/15/37 (b)	135,009	157,435
7.91%, 07/15/21 (b)	22,690	22,836
8.00%, 04/15/22 to 04/15/36 (b)	29,123	31,335
8.50%, 05/15/28 to 12/15/29 (b)	9,556	11,817
Ginnie Mae REMICs
4.00%, 02/20/32 (b)	24,996	25,371
4.50%, 01/20/34 to 04/20/34 (b)	1,366,571	1,382,139
6.50%, 08/20/34 (b)	9,487,775	11,092,258
Ginnie Mae TBA
2.50%, 04/01/44 (b)	2,000,000	1,890,000
3.00%, 04/01/44 (b)	42,000,000	41,499,687
3.50%, 04/01/44 (b)	9,000,000	9,238,203
4.00%, 04/01/44 (b)	1,000,000	1,057,188

Total Mortgage-Backed Securities
(Cost $324,787,498)		329,709,313

	Number	Value
Security	of Shares	($)

Other Investment Company 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	5,506,721	5,506,721

Total Other Investment Company
(Cost $5,506,721)		5,506,721

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.0% of net assets

U.S. Government Agency Securities 5.0%
Federal Home Loan Bank
0.03%, 03/14/14 (d)	10,000,000	9,999,924

56 See financial notes

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.03%, 03/21/14 (d)	5,000,000	4,999,925

Total Short-Term Investments
(Cost $14,999,826)		14,999,849

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $345,486,826 and the unrealized appreciation and depreciation were $6,288,249 and ($1,559,192), respectively, with a net unrealized appreciation of $4,729,057.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 10.0% of net assets

U.S. Government Agency Mortgages 10.0%
Ginnie Mae TBA
5.50%, 12/01/44 (b)	8,000,000	8,855,627
5.00%, 12/15/44 (b)	19,000,000	20,886,645

Total TBA Sale Commitments
(Proceeds $29,647,188)		29,742,272

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.

REMIC —	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$329,709,313	$—	$329,709,313
Other Investment Company[1]	5,506,721	—	—	5,506,721
Short-Term Investments[1]	—	14,999,849	—	14,999,849

Total	$5,506,721	$344,709,162	$—	$350,215,883

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($29,742,272)	$—	($29,742,272)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 57

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $345,294,045)		$350,215,883
Receivables:
Investments sold		73,361
Interest		1,037,566
Fund shares sold		64,976
TBA sale commitment		29,647,188
Prepaid expenses	+	1,726

Total assets		381,040,700

Liabilities

TBA sale commitments, at value (proceeds $29,647,188)		29,742,272
Payables:
Investments bought		53,516,969
Investment adviser and administrator fees		5,174
Shareholder service fees		5,225
Independent trustees’ fees		117
Fund shares redeemed		182,024
Distributions to shareholders		161,005
Interest for TBA sale commitments		73,361
Accrued expenses	+	45,536

Total liabilities		83,731,683

Net Assets

Total assets		381,040,700
Total liabilities	−	83,731,683

Net assets		$297,309,017

Net Assets by Source
Capital received from investors		302,278,407
Distributions in excess of net investment income		(1,549,657)
Net realized capital losses		(8,246,487)
Net unrealized capital appreciation		4,826,754

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$297,309,017		29,506,157		$10.08

58 See financial notes

 Schwab GNMA Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$3,840,842*

Expenses

Investment adviser and administrator fees		475,250
Shareholder service fees		388,821
Portfolio accounting fees		44,218
Interest expense		31,251*
Custodian fees		29,963
Shareholder reports		21,055
Professional fees		18,470
Registration fees		17,812
Transfer agent fees		13,164
Independent trustees’ fees		5,151
Other expenses	+	4,905

Total expenses		1,050,060
Expense reduction by CSIM and its affiliates	−	147,517

Net expenses	−	902,543

Net investment income		2,938,299

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(346,598)
Net realized losses on TBA sale commitments	+	(306,292)

Net realized losses		(652,890)
Net change in unrealized appreciation (depreciation) on investments		6,898,232
Net change in unrealized depreciation on TBA sale commitments	+	(114,451)

Net change in unrealized appreciation (depreciation)	+	6,783,781

Net realized and unrealized gains		6,130,891

Increase in net assets resulting from operations		$9,069,190

*	Includes $32,056 in interest income and $31,060 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

See financial notes 59

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$2,938,299	$7,165,549
Net realized gains (losses)		(652,890)	1,882
Net change in unrealized appreciation (depreciation)	+	6,783,781	(25,215,853)

Increase (decrease) in net assets from operations		9,069,190	(18,048,422)

Distributions to shareholders

Distributions from net investment income		(4,482,787)	(14,761,028)
Distributions from net realized gains	+	—	(1,438,925)

Total distributions		($4,482,787)	($16,199,953)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,607,353	$16,077,521	12,942,027	$135,168,242
Shares reinvested		313,480	3,144,700	1,048,311	10,856,663
Shares redeemed	+	(9,018,876)	(89,904,032)	(37,492,412)	(386,285,940)

Net transactions in fund shares		(7,098,043)	($70,681,811)	(23,502,074)	($240,261,035)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,604,200	$363,404,425	60,106,274	$637,913,835
Total increase (decrease)	+	(7,098,043)	(66,095,408)	(23,502,074)	(274,509,410)

End of period		29,506,157	$297,309,017	36,604,200	$363,404,425

Distributions in excess of net investment income			($1,549,657)		($5,169)

60 See financial notes

Schwab® Treasury Inflation Protected Securities Index Fund

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–		9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11		8/31/10	8/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	11.07		12.12	11.58	10.90		10.05	10.35

Income (loss) from investment operations:
Net investment income (loss)	0.01	[2]	0.19 [2]	0.23 [2]	0.46	[2]	0.23 [2]	0.03 [2]
Net realized and unrealized gains (losses)	0.18		(1.05)	0.66	0.62		0.77	(0.20)

Total from investment operations	0.19		(0.86)	0.89	1.08		1.00	(0.17)
Less distributions:
Distributions from net investment income	(0.12)		(0.18)	(0.33)	(0.40)		(0.15)	(0.02)
Distributions from net realized gains	—		(0.01)	(0.02)	—		—	(0.07)
Return of capital	—		—	—	—		—	(0.04)

Total distributions	(0.12)		(0.19)	(0.35)	(0.40)		(0.15)	(0.13)

Net asset value at end of period	11.14		11.07	12.12	11.58		10.90	10.05

Total return (%)	1.77	[3]	(7.19)	7.84	10.20		9.93	(1.54)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4]	0.29 [5,6]	0.29	0.45	[7]	0.50	0.50
Gross operating expenses	0.65	[4]	0.67	0.64	0.63		0.62	0.59
Net investment income (loss)	0.25	[4]	1.61	1.97	4.14		2.16	0.30
Portfolio turnover rate	11	[3]	31	32	37		67	78
Net assets, end of period ($ x 1,000,000)	262		294	398	235		204	278

* Unaudited.
1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio. Please see financial note 4 for additional information.
6 The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
7 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.

See financial notes 61

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

98.3%	U.S. Government Securities	244,002,365	257,193,848
0.1%	Other Investment Company	369,448	369,448

98.4%	Total Investments	244,371,813	257,563,296
1.6%	Other Assets and Liabilities, Net		4,195,487

100.0%	Net Assets		261,758,783

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 98.3% of net assets

U.S. Treasury Obligations 98.3%
U.S. Treasury Inflation Protected Securities
0.50%, 04/15/15	4,753,494	4,872,332
1.88%, 07/15/15	6,159,148	6,496,916
2.00%, 01/15/16	6,035,990	6,453,801
0.13%, 04/15/16	12,143,303	12,558,847
2.50%, 07/15/16	5,909,083	6,511,041
2.38%, 01/15/17	5,131,611	5,682,438
0.13%, 04/15/17	13,668,707	14,196,182
2.63%, 07/15/17	4,397,111	4,982,454
1.63%, 01/15/18	4,639,366	5,099,684
0.13%, 04/15/18	15,194,915	15,743,299
1.38%, 07/15/18	4,572,026	5,027,811
2.13%, 01/15/19	4,255,540	4,825,399
1.88%, 07/15/19	4,835,783	5,465,208
1.38%, 01/15/20	5,863,380	6,431,424
1.25%, 07/15/20	9,020,155	9,874,274
1.13%, 01/15/21	10,313,837	11,114,810
0.63%, 07/15/21	10,951,422	11,440,841
0.13%, 01/15/22	12,089,715	12,000,977
0.13%, 07/15/22	12,466,533	12,359,446
0.13%, 01/15/23	12,531,239	12,257,180
0.38%, 07/15/23	12,429,092	12,436,922
0.63%, 01/15/24	4,535,045	4,600,259
2.38%, 01/15/25	8,024,875	9,568,379
2.00%, 01/15/26	5,836,365	6,718,182
2.38%, 01/15/27	4,703,987	5,638,904
1.75%, 01/15/28	4,706,117	5,264,216
3.63%, 04/15/28	4,496,102	6,177,239
2.50%, 01/15/29	4,537,796	5,562,340
3.88%, 04/15/29	4,948,114	7,055,713
3.38%, 04/15/32	1,825,218	2,550,742
2.13%, 02/15/40	2,588,058	3,088,277
2.13%, 02/15/41	3,203,598	3,832,304
0.75%, 02/15/42	5,693,813	4,941,148
0.63%, 02/15/43	4,318,618	3,598,618
1.38%, 02/15/44	2,720,544	2,766,241

Total U.S. Government Securities
(Cost $244,002,365)		257,193,848

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	369,448	369,448

Total Other Investment Company
(Cost $369,448)		369,448

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $246,199,823 and the unrealized appreciation and depreciation were $14,199,135 and ($2,835,662), respectively, with a net unrealized appreciation of $11,363,473.

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$257,193,848	$—	$257,193,848
Other Investment Company[1]	369,448	—	—	369,448

Total	$369,448	$257,193,848	$—	$257,563,296

[1]	As categorized in Portfolio Holdings.

62 See financial notes

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 63

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $244,371,813)		$257,563,296
Receivables:
Investments sold		5,279,079
Fund shares sold		1,701,149
Interest		449,188
Due from investment adviser	+	1,447

Total assets		264,994,159

Liabilities

Payables:
Investments bought		2,821,456
Shareholder service fees		6,255
Independent trustees’ fees		116
Fund shares redeemed		181,613
Accrued expenses	+	225,936

Total liabilities		3,235,376

Net Assets

Total assets		264,994,159
Total liabilities	−	3,235,376

Net assets		$261,758,783

Net Assets by Source
Capital received from investors		251,060,597
Distributions in excess of net investment income		(246,348)
Net realized capital losses		(2,246,949)
Net unrealized capital appreciation		13,191,483

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$261,758,783		23,506,598		$11.14

64 See financial notes

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$591,487

Expenses

Investment adviser and administrator fees		405,277
Shareholder service fees		332,502
Shareholder reports		41,435
Professional fees		31,512
Portfolio accounting fees		23,966
Registration fees		16,870
Transfer agent fees		13,616
Custodian fees		7,526
Independent trustees’ fees		4,927
Other expenses	+	3,471

Total expenses		881,102
Expense reduction by CSIM and its affiliates	−	624,426

Net expenses	−	256,676

Net investment income		334,811

Realized and Unrealized Gains (Losses)

Net realized gains on investments		238,290
Net change in unrealized appreciation (depreciation) on investments	+	4,102,844

Net realized and unrealized gains		4,341,134

Increase in net assets resulting from operations		$4,675,945

See financial notes 65

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$334,811	$6,274,930
Net realized gains (losses)		238,290	(586,689)
Net change in unrealized appreciation (depreciation)	+	4,102,844	(32,787,081)

Increase (decrease) in net assets from operations		4,675,945	(27,098,840)

Distributions to shareholders

Distributions from net investment income		(3,088,642)	(5,959,519)
Distributions from net realized gains	+	—	(503,187)

Total distributions		($3,088,642)	($6,462,706)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,966,561	$21,755,207	10,410,316	$125,392,498
Shares reinvested		191,379	2,110,092	403,550	4,848,657
Shares redeemed	+	(5,189,180)	(57,363,191)	(17,114,076)	(201,106,114)

Net transactions in fund shares		(3,031,240)	($33,497,892)	(6,300,210)	($70,864,959)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,537,838	$293,669,372	32,838,048	$398,095,877
Total decrease	+	(3,031,240)	(31,910,589)	(6,300,210)	(104,426,505)

End of period		23,506,598	$261,758,783	26,537,838	$293,669,372

Distributions in excess of net investment income / Net investment income not yet distributed			($246,348)		$2,507,483

66 See financial notes

 Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund
Schwab Total Bond Market Fund	Schwab 1000 Index Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

 67

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a fixed percentage of the inflation-adjusted principal value. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.

68

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. Costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral as of February 28, 2014 for the Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Agency Mortgage-Backed Securities Charges:

Due to market conditions or other reasons, delivery of agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended voluntary fails charges when agency debt and agency mortgage-backed securities are not delivered as agreed by the parties.

 69

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

During the period ended February 28, 2014, the funds received and paid out the following amounts for agency mortgage-backed securities not received or delivered on a timely basis:

	Fail Charges Received	Fail Charges Paid

Schwab Short-Term Bond Market Fund	$—	$—
Schwab Intermediate-Term Bond Fund	13,923	13,064
Schwab Total Bond Market Fund	7,201	7,395
Schwab GNMA Fund	32,056	31,060
Schwab Treasury Inflation Protected Securities Index Fund	—	—

(g) Distributions to Shareholders:

The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.

(h) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(i) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(j) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could

70

 Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s fixed income securities holdings.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

 71

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
% of Average Daily Net Assets	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury Inflation
Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

0.29%	0.45%	0.29%	0.55%	0.19%

Schwab Total Bond Market Fund has incurred legal expenses in prior periods relating to the lawsuit discussed in note 10, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended February 28, 2014, the fund incurred no legal expenses related to these lawsuits. From the commencement of these lawsuits through February 28, 2014, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

72

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2014, as applicable:

	Underlying Funds
						Schwab
	Schwab	Schwab		Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term		Total Bond		Protected Securities
	Market Fund	Bond Fund		Market Fund		Index Fund

Schwab MarketTrack Growth Portfolio	—%	—%		10.9%		—%
Schwab MarketTrack Balanced Portfolio	—%	—%		18.9%		—%
Schwab MarketTrack Conservative Portfolio	—%	—%		12.3%		—%
Schwab MarketTrack Growth Portfolio II	—%	—%		0.5%		—%
Schwab Target 2010 Fund	2.2%	0.5%		1.3%		1.2%
Schwab Target 2015 Fund	3.2%	0.9%		2.0%		1.8%
Schwab Target 2020 Fund	8.4%	3.8%		5.8%		5.5%
Schwab Target 2025 Fund	3.3%	2.1%		2.5%		2.4%
Schwab Target 2030 Fund	4.8%	4.0%		3.8%		4.2%
Schwab Target 2035 Fund	1.1%	1.0%		0.8%		0.9%
Schwab Target 2040 Fund	2.2%	1.8%		0.9%		1.4%
Schwab Target 2045 Fund	0.1%	0.0%	*	0.0%	*	0.0% *
Schwab Target 2050 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Target 2055 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Monthly Income Fund — Moderate Payout	—%	2.8%		1.4%		—%
Schwab Monthly Income Fund — Enhanced Payout	—%	7.0%		3.7%		—%
Schwab Monthly Income Fund — Maximum Payout	—%	4.9%		2.6%		—%
Schwab Balanced Fund	—%	6.7%		5.0%		—%

*	Less than 0.1%.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

 73

 Schwab Bond Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$133,428,760	$36,897,291	$170,326,051
Schwab Intermediate-Term Bond Fund	315,934,292	71,592,707	387,526,999
Schwab Total Bond Market Fund	383,488,779	83,385,914	466,874,693
Schwab GNMA Fund	923,873,475	—	923,873,475
Schwab Treasury Inflation Protected Securities Index Fund	29,862,454	—	29,862,454

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$150,555,454	$35,530,691	$186,086,145
Schwab Intermediate-Term Bond Fund	316,423,114	66,042,944	382,466,058
Schwab Total Bond Market Fund	352,182,266	59,898,088	412,080,354
Schwab GNMA Fund	995,785,523	—	995,785,523
Schwab Treasury Inflation Protected Securities Index Fund	68,446,301	—	68,446,301

*	Includes securities guaranteed by U.S. Government Agencies.

8. Redemption Fee:

Prior to December 15, 2012, the Schwab Intermediate-Term Bond Fund imposed a 2.00% short-term redemption fee on shares that were redeemed or exchanged by a shareholder within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period is $2,069.

74

 Schwab Bond Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
Expiration Date	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

August 31, 2015	$6,019,108	$—	$—	$—	$—
August 31, 2016	2,401,090	—	—	—	—
August 31, 2017	30,633,553	—	88,199,742	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	7,357,284	—

Total	$54,517,751	$—	$121,697,099	$7,357,284	$—

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2013, the funds had capital losses deferred and capital losses utilized as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

Deferred capital losses	$—	$—	$4,789,910	$—	$716,373
Capital losses utilized	2,145,394	—	10,402,211	—	—

As of August 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2013, the funds did not incur any interest or penalties.

10. Legal Matters:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs sought unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. On August 8, 2011, the court dismissed Plaintiffs’ case with prejudice, and on September 7, 2011, Plaintiffs filed a notice of appeal with the Ninth Circuit Court of Appeals. Oral arguments were held on May 17, 2013, but no ruling has been issued. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 75

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

76

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 77

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

78

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 79

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

80

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-18
00113726

Semiannual report dated February 28, 2014, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Go paperless today.

Simplify your financial life
by viewing these documents online.
Sign up at schwab.com/paperless

This wrapper is not part of the shareholder report.

Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2014

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two ways investors can include bonds
in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Returns for the 6 Months Ended February 28, 2014

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	4.65%

S&P National AMT-Free Municipal Bond Index[1]	5.79%
Barclays 7-Year Municipal Bond Index	4.85%
Fund Category: Morningstar Municipal National Intermediate Bond	4.63%

Performance Details	page 8

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	5.33%

S&P California AMT-Free Municipal Bond Index[2]	6.98%
Barclays 7-Year Municipal Bond Index	4.85%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	4.85%

Performance Details	page 9

Minimum Initial Investment[3]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[2]	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[3]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report about the Schwab Tax-Free Bond Funds. These funds seek current income exempt from federal income tax, including the Alternative Minimum Tax, and are part of our solutions for investing in fixed income securities. In addition, we are proud to announce that for a sixth consecutive year, the Schwab California Tax-Free Bond Fund was named by Lipper* as its “Best California Intermediate Municipal Debt Fund over 10 Years.”

Turning to the six-month reporting period ended February 28, 2014, an overall decline in municipal bond yields helped the funds generate positive total returns. The backdrop for these results included both the Federal Reserve’s announcement of an initial “tapering” of its stimulative economic policies in December 2013, as well as some signs of softer U.S. economic activity in early 2014. In this environment, yields on municipal bonds across many maturities finished below where they began the reporting period, while municipal bonds performed well compared with many other fixed income sectors.

Returns in the bond market are generally determined by the level of interest rates. Since bond yields and returns tend to move in opposite directions, when yields rise, returns on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

*	The Lipper Fund Awards recognize funds that have excelled in delivering consistently strong risk adjusted performance, relative to peers. Lipper, a Thomson Reuters company, uses the Lipper Leader for Consistent Return methodology to designate award-winning funds in most individual classifications for the 3-, 5-, and 10-year periods. Lipper Rankings are based on average annual total returns. As of 2/28/2014, the Schwab California Tax-Free Bond Fund rankings within the Lipper California Intermediate Municipal Debt Funds category for the 1-, 3-, 5-, and 10-year periods were 3/39, 9/37, 9/32, and 1/29, respectively.

4 Schwab Tax-Free Bond Funds

From the President continued

Turning to the six-month reporting period ended February 28, 2014, an overall decline in municipal bond yields helped the funds generate positive total returns.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

Schwab Tax-Free Bond Funds 5

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Shelton, CFA, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds. Prior to joining CSIM in 2000, Mr. Shelton worked as a client-services representative in Schwab’s Atlanta office for more than a year.

6 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s financial position is improving with the state’s moderate economic recovery and additional revenues from a tax increase approved by voters in November 2012.

California’s fiscal 2014 budget (7/1/13-6/30/14) was the first projected to be structurally balanced since fiscal 2008. The improved budgetary outlook was largely the result of a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. The new taxes were projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. However, revenues received through February 2014 were substantially ahead of the original projection, with personal income taxes at 9.2% ahead of projections and sales and use taxes below the forecast by 2.0%. Updated projections for the full year anticipate general fund revenues to exceed the budget by about $2.9 billion, or 3.0%. The state now projects to end fiscal 2014 with a $4.2 billion general fund balance, which is equal to 4.3% of annual spending.

On January 9, 2014, Governor Brown introduced his spending plan for fiscal 2015. The budget projects general fund revenues of $104.5 billion and expenditures totaling $106.8 billion, including $1.6 billion set aside in a budget stabilization account. With the help of strong capital gains income, the Governor’s budget proposes paying down over $11 billion of the $24.9 billion outstanding budgetary debt, including $6.4 billion of delayed payments to schools and community colleges. If the budget is adopted as proposed, the state projects ending fiscal 2015 with $3.5 billion of reserves, or 3.3% of annual spending.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s prior budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. While many local property tax bases are beginning to stabilize or grow, the areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels. Counties are also beginning to see some improvement in their financial positions from growth in their property tax bases and other revenue streams which may allow them to restore some services that were cut in response to prior cuts in state aid.

The outlook for many of California’s cities is also improving, with moderate growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The cities of Stockton and San Bernardino remain in bankruptcy, and continue to work toward reorganization plans. Stockton and San Bernardino were both centers for the recent housing market boom and bust.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is now recovering from a deep recession at a moderate pace. The state gained 319,500 jobs from January 2013 to January 2014, a 2.1% increase, continuing on from the 441,100 jobs gained in calendar year 2013. California’s unemployment rate declined to 8.1% in January 2014, down from 9.5% in January 2013. That rate placed the state fourth highest in the country and still well above the national average of 6.6%.

Despite its diversified economy and high wealth indicators, California remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were A1 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A from Fitch Ratings. S&P revised its rating outlook to positive in January 2014.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	4.65%	0.32%	5.41%	4.04%
S&P National AMT-Free Municipal Bond Index*	5.79%	-1.15%	5.40%	N/A
Barclays 7-Year Municipal Bond Index	4.85%	1.14%	5.15%	4.43%
Fund Category: Morningstar Municipal National Intermediate Bond	4.63%	-0.44%	5.03%	3.45%

Fund Expense Ratios4: Net 0.49%; Gross 0.56%

 Yields

30-Day SEC Yield[1,3]	1.46%

30-Day SEC Yield-No Waiver[1,5]	1.38%

Taxable-Equivalent Yield[6]	2.57%

12-Month Distribution Yield[1,3]	2.32%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	86.8%
Variable Rate Demand Obligations	4.5%
Floating Rate Notes	3.5%
Put Bonds	3.2%
Refunded Bonds	2.0%

By Credit Quality[8]

AAA	11.6%
AA	48.6%
A	33.1%
BBB	5.8%
Unrated Securities	0.9%

Weighted Average Maturity[9]	5.3 Yrs
Weighted Average Duration[9]	5.0 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

Schwab California Tax-Free Bond Fund™

Performance and Fund Facts as of 2/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	5.33%	1.19%	5.15%	4.02%
S&P California AMT-Free Municipal Bond Index*	6.98%	0.70%	6.14%	N/A
Barclays 7-Year Municipal Bond Index	4.85%	1.14%	5.15%	4.43%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	4.85%	0.37%	4.71%	3.41%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.59%

30-Day SEC Yield-No Waiver[1,5]	1.49%

Taxable-Equivalent Yield[6]	3.20%

12-Month Distribution Yield[1,3]	2.48%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	87.7%
Put Bonds	4.8%
Variable Rate Demand Obligations	4.7%
Floating Rate Notes	1.5%
Refunded Bonds	0.7%
Fixed Rate Notes	0.6%

By Credit Quality[8]

AAA	2.4%
AA	41.8%
A	49.2%
BBB	3.9%
BB	0.3%
Short-Term Ratings	0.6%
Unrated Securities	1.8%

Weighted Average Maturity[9]	5.4 Yrs
Weighted Average Duration[9]	5.2 Yrs

Portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	See Glossary for definitions of maturity and duration.

Schwab Tax-Free Bond Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2013 and held through February 28, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/13	at 2/28/14	9/1/13–2/28/14

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000.00	$1,046.50	$2.49
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000.00	$1,053.30	$2.49
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

10 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10	8/31/09

Per-Share Data ($)

Net asset value at beginning of period	11.36		12.10	11.62	11.72	11.12	10.80

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.30	0.31	0.31	0.39
Net realized and unrealized gains (losses)	0.39		(0.58)	0.54	0.06	0.72	0.32

Total from investment operations	0.53		(0.31)	0.84	0.37	1.03	0.71
Less distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.30)	(0.31)	(0.31)	(0.39)
Distributions from net realized gains	—		(0.16)	(0.06)	(0.16)	(0.12)	—

Total distributions	(0.14)		(0.43)	(0.36)	(0.47)	(0.43)	(0.39)

Net asset value at end of period	11.75		11.36	12.10	11.62	11.72	11.12

Total return (%)	4.65	[1]	(2.65)	7.34	3.34	9.43	6.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.58	[2]	0.56	0.59	0.61	0.63	0.66
Net investment income (loss)	2.38	[2]	2.27	2.51	2.74	2.71	3.60
Portfolio turnover rate	42	[1]	110	102	128	122	211
Net assets, end of period ($ x 1,000,000)	595		602	684	484	446	251

* Unaudited.
1 Not annualized
2 Annualized.

See financial notes 11

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

90.3%	Fixed-Rate Obligations	513,809,235	537,966,675
9.6%	Variable-Rate Obligations	57,115,000	57,167,039

99.9%	Total Investments	570,924,235	595,133,714
0.1%	Other Assets and Liabilities, Net		360,364

100.0%	Net Assets		595,494,078

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 90.3% of net assets

ALABAMA 0.8%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(g)	500,000	441,930
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,160,000	1,333,211
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	269,885
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,290,000	1,494,001
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,154,410

					4,693,437

ALASKA 0.8%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	3.00%	06/01/16		2,080,000	2,198,623
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,276,982
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19		1,000,000	1,191,680

					4,667,285

ARIZONA 1.1%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	434,111
Maricopa Cnty UHSD No. 210
GO Bonds Series 2012A	4.00%	07/01/26	(b)	125,000	132,363
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,568,682
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	634,496
COP Series 2013A	5.00%	12/01/18		400,000	468,260
COP Series 2013A	5.00%	12/01/19		500,000	590,420
GO Bonds Series 2012A	4.00%	07/01/22		525,000	587,113
Refunding COP Series 2013B	5.00%	12/01/16		625,000	701,912
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	624,176
Hospital RB Series 2009	5.00%	07/01/15		170,000	179,085
Hospital RB Series 2009	5.50%	07/01/16		100,000	109,727
Hospital RB Series 2009	6.00%	07/01/18		300,000	350,337

					6,380,682

12 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

ARKANSAS 1.4%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)	1,435,000	1,435,675
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24		2,655,000	2,688,798
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	545,000	549,970
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	1,785,000	1,786,392
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27	(b)	2,000,000	2,014,880

					8,475,715

CALIFORNIA 15.5%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32	(a)(b)	1,380,000	1,459,460
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19		1,000,000	1,108,410
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,090,868
California
GO Bonds	4.00%	09/01/16		430,000	470,270
GO Bonds	4.00%	12/01/27	(b)	4,500,000	4,990,050
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,339,770
GO Bonds	5.00%	04/01/38	(b)	500,000	530,205
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	828,233
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	875,235
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011A	5.25%	03/01/23	(b)	1,000,000	1,134,060
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,142,059
RB (St. Joseph Health) Series 2013A	5.00%	07/01/24	(b)	1,000,000	1,176,560
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25	(b)	1,000,000	1,158,320
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	5.00%	01/01/19	(a)	1,000,000	1,146,710
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/21	(a)	1,250,000	1,271,687
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	4.00%	01/01/22	(a)	1,075,000	1,148,035
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,293,981
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,605,000	1,730,688
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/26	(b)	1,375,000	1,480,284
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/19		220,000	265,256
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/35	(b)(g)	1,500,000	429,810
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,939,225
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/39	(b)(g)	3,535,000	774,731
GO Bonds Series C	0.00%	08/01/40	(b)(g)	2,645,000	537,570
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23		105,000	118,035
Airport Refunding RB Series 2013A	5.00%	07/01/30	(b)	540,000	564,781
Inglewood USD
GO Bonds Series A	5.25%	08/01/25	(b)	1,000,000	1,095,060
GO Bonds Series A	5.25%	08/01/27	(b)	1,250,000	1,343,362
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	293,133
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,750,000	600,825
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,136,492
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		3,620,000	4,074,238

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Dept of Airports
Airport Sr RB Series 2012B	5.00%	05/15/25	(b)	600,000	686,850
Los Angeles Dept of Water & Power
Power System RB Series 2012C	5.00%	01/01/16	(b)	1,030,000	1,109,990
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17		975,000	1,102,043
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,135,124
Lease RB Series 2009C	4.00%	09/01/17		100,000	110,200
Lease RB Series 2009C	4.50%	09/01/19		515,000	589,670
Lease RB Series 2009E	5.13%	09/01/27	(b)	1,090,000	1,173,984
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30	(b)	100,000	109,067
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,203,400
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17		3,500,000	3,969,490
Old Adobe USD
GO Bonds Series B	5.25%	08/01/43	(b)	1,220,000	1,328,824
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19		380,000	419,797
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21		400,000	426,524
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22	(b)	360,000	416,545
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,832,344
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/17		2,000,000	2,203,900
Lease Refunding RB Series 2013A	5.00%	05/01/17		1,750,000	1,983,222
Sacramento City USD
GO Bonds Series 2013A	5.25%	08/01/29	(b)	250,000	274,845
San Bernardino City USD
GO Refunding Bonds Series 2013A	5.00%	08/01/17		1,600,000	1,824,512
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,165,000	2,385,527
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	1,950,000	869,798
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	623,940
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	395,040
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	649,810
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	455,962
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,804,926
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,150,766
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,656,235
Santa Cruz Cnty Successor Redevelopment Agency
2014 Tax Allocation Refunding Bonds	5.00%	09/01/22		1,360,000	1,563,089
2014 Tax Allocation Refunding Bonds	5.00%	09/01/23		1,000,000	1,130,350
2014 Tax Allocation Refunding Bonds	5.00%	09/01/24		1,250,000	1,402,537
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,340,000	2,568,641
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		140,000	150,914
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,300,700
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,338,305
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20		1,260,000	1,447,967
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,092,760

					92,435,001

COLORADO 1.3%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	650,000	677,723

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	565,268
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,782,715
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,909,940
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,062,355
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	256,855
RB Series 2012A	5.00%	11/15/16		440,000	492,320

					7,747,176

CONNECTICUT 2.2%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22		3,000,000	3,627,090
Special Tax Obligation Bonds Series 2013A	5.00%	10/01/20		2,000,000	2,399,160
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	345,000	372,259
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,314,369
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		120,000	127,466
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,562,458
GO Refunding Bonds 2011	4.00%	08/01/18		1,445,000	1,631,709
GO Refunding Bonds 2011	4.00%	08/01/19		450,000	511,911
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	135,907
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26	(b)	140,000	160,301
Water Pollution Control RB Series 2013A	5.00%	08/15/29	(b)	15,000	16,780
West Haven
GO Bonds 2012	5.00%	08/01/20		865,000	993,851

					12,853,261

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,475,000	1,545,829

DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	346,647
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,371,220

					1,717,867

FLORIDA 3.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	591,765
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,376,782
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	409,376
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,659,885
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24	(b)	3,900,000	4,347,291
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		150,000	176,249
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	360,737
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	1,003,656
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20		500,000	587,800
Aviation RB Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,275,968
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	600,000	653,496

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	452,936
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	342,366
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	632,783
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	1,900,000	2,271,374
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	83,669
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	(e)	200,000	217,460
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24	(b)(e)	150,000	159,336
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/26	(b)(e)	270,000	281,607
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	604,373
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	140,000	163,647
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		850,000	1,005,550
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	460,000	534,621

					23,192,727

GEORGIA 0.3%
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	883,847
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	208,488
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19		200,000	222,236
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	5.00%	08/01/21	(b)	95,000	106,627
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		450,000	497,124

					1,918,322

HAWAII 1.4%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)(h)	2,275,000	2,294,519
GO Bonds Series 2013EH	5.00%	08/01/20		3,000,000	3,609,720
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,010,000	2,175,323

					8,079,562

IDAHO 1.2%
Boise ISD
GO Refunding Bonds Series 2012B	3.00%	08/01/17		1,770,000	1,917,335
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(f)	1,915,000	2,124,558
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(f)	1,885,000	2,102,548
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(f)	1,000,000	1,104,400

					7,248,841

ILLINOIS 4.6%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15		200,000	205,546
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,123,330
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,374,336
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	870,802
Passenger Facility Charge Refunding RB (O’Hare) Series 2012A	5.00%	01/01/31	(b)	5,000,000	5,297,200
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31	(b)	5,000,000	5,328,950

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Illinois
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,147,800
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,692,229
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,404,793
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	202,892
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	473,528
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,470,482
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30	(b)	3,235,000	3,600,167
Will Cnty Community HSD No. 210
Refunding GO Bonds Series 2013A	5.00%	01/01/30	(b)	2,000,000	2,170,100

					27,362,155

INDIANA 2.5%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		700,000	796,264
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	2,440,000	2,705,838
Hospital RB (King’s Daughters’ Health) Series 2010	4.50%	08/15/15		1,370,000	1,419,868
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		200,000	218,048
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16		400,000	429,824
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17		480,000	529,392
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18		1,000,000	1,122,840
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19		1,000,000	1,137,030
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,124,011
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27	(b)	1,000,000	1,037,090
Jasper City Hospital Auth
Refunding RB (Memorial Hospital & Health Care) Series 2013	5.75%	11/01/32	(b)	4,000,000	4,365,480

					14,885,685

IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25	(b)	765,000	891,156

KANSAS 0.2%
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	51,702
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	199,397
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/20		115,000	125,831
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21		270,000	290,979
Health Facilities RB (Olathe Medical Center) Series 2012A	5.00%	09/01/24	(b)	440,000	483,243

					1,151,152

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		750,000	862,073
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20		1,210,000	1,431,091

					2,293,164

MARYLAND 0.8%
Baltimore
Water RB Series 2013A	5.00%	07/01/18		500,000	588,610
Water RB Series 2013A	5.00%	07/01/19		800,000	957,512
Water RB Series 2013A	5.00%	07/01/20		200,000	240,186
Water RB Series 2013A	5.00%	07/01/21		500,000	601,205
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	30,000	30,105

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Maryland Health & Higher Educational Facilities Auth
RB (Calvert Health) Series 2013	5.00%	07/01/38	(b)	500,000	517,325
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	381,719
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21		400,000	452,216
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	478,674
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	440,100

					4,687,652

MASSACHUSETTS 2.0%
Chatham
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	60,786
GO Refunding Bonds	5.00%	07/01/16	(f)	100,000	110,946
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	281,358
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	6,817,920
Assessment Bonds Series 2005A	5.00%	07/01/14		850,000	864,221
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	338,182
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,093,480
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	986,855
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		550,000	615,175
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20		635,000	719,658

					11,888,581

MICHIGAN 2.3%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		850,000	1,017,195
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		570,000	683,208
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,705,000	2,046,955
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	250,000	293,767
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	610,000	710,546
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22	(b)	2,200,000	2,473,086
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,078,850
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,624,965
Troy
Limited Tax GO Bonds Series 2013	5.00%	11/01/22	(b)	225,000	259,801
Limited Tax GO Bonds Series 2013	5.00%	11/01/23	(b)	150,000	170,587
Limited Tax GO Bonds Series 2013	5.00%	11/01/25	(b)	200,000	223,594
Limited Tax GO Bonds Series 2013	5.00%	11/01/26	(b)	250,000	277,820
Limited Tax GO Bonds Series 2013	5.25%	11/01/30	(b)	675,000	745,504
Western Townships Utilities Auth
Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,416,218
Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	838,665

					13,860,761

MINNESOTA 1.6%
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17		300,000	313,641
GO Refunding Bonds Series 2013H	3.00%	02/01/18		200,000	217,490
GO Refunding Bonds Series 2013H	4.00%	02/01/22		1,160,000	1,307,447
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20		1,865,000	2,140,013
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		790,000	898,159
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,196,330
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24	(b)	540,000	638,982

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	267,370
GO Bonds Series 2011D	5.00%	12/01/21		475,000	577,453
GO Bonds Series 2013A	4.00%	02/01/20		1,595,000	1,808,826

					9,365,711

MISSISSIPPI 1.5%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40	(b)	4,250,000	5,412,630
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	261,037
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	432,340
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		50,000	55,364
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	950,000	1,035,006
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	1,915,000	2,062,283

					9,258,660

MISSOURI 0.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	437,944
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18		1,200,000	1,359,720
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,300,000	1,424,722

					3,222,386

NEBRASKA 0.9%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,500,000	1,555,065
S/F Housing RB Series 2013C	2.50%	03/01/35	(b)	2,270,000	2,322,233
S/F Housing RB Series 2013E	3.00%	03/01/43	(b)	1,000,000	1,043,890
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		250,000	295,780

					5,216,968

NEVADA 2.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	555,973
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	384,907
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,417,723
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,182,703
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,138,030
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,770,000	2,058,988
Nevada
Highway Improvement RB Series 2004	5.50%	12/01/18	(b)(h)	340,000	353,699
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,297,458

					13,389,481

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		180,000	216,005
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	438,448
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	920,000	1,000,675
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,275,000	1,353,808

					3,008,936

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW JERSEY 4.3%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	448,576
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	342,736
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	309,655
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	456,716
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17		425,000	472,264
Refunding RB Series 2012	4.00%	12/01/18		465,000	522,274
Refunding RB Series 2012	4.00%	12/01/19		485,000	545,353
Refunding RB Series 2012	4.00%	12/01/20		510,000	569,512
Refunding RB Series 2012	4.00%	12/01/21		355,000	392,854
Refunding RB Series 2012	4.00%	12/01/22		480,000	528,264
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	219,102
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,055,560
Refunding RB Series 2011	4.00%	09/01/16		65,000	70,712
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,803,416
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20		900,000	1,002,627
Refunding COP Series 2011	4.00%	06/15/21		265,000	292,724
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	443,432
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	237,726
RB Series 2011	3.00%	09/15/16		1,270,000	1,356,665
Refunding RB Series 2011	4.00%	09/15/21		625,000	707,600
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	101,729
Montgomery Township
GO Refunding Bonds Series 2012	3.00%	08/01/15		770,000	799,368
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19		705,000	769,261
County Guaranteed Bonds Series 2012A	3.00%	02/01/20		695,000	752,330
New Jersey
COP Series 2009A	5.25%	06/15/29	(b)	150,000	161,121
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	153,013
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,025,625
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,957,200
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	10,950
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,091,350
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	100,000	112,195
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,742,252
GO Refunding Bonds Series 2012	3.00%	08/15/14		500,000	506,255
GO Refunding Bonds Series 2012	4.00%	02/01/17		245,000	268,711
GO Refunding Bonds Series 2012	4.00%	02/01/19		500,000	561,810

					25,790,938

NEW MEXICO 0.5%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		375,000	428,081
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	119,841
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	533,615
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,137
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		660,000	745,133
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,139,150

					2,976,957

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW YORK 11.2%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	256,037
School Refunding Bonds Series 2012E	3.00%	02/01/16		175,000	183,025
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24	(b)	1,420,000	1,620,021
RB (Hofstra Univ) Series 2013	5.00%	07/01/29	(b)	3,175,000	3,449,955
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	239,146
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	143,574
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	345,622
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,850,000	4,544,694
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	172,211
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,313,573
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22		1,700,000	2,009,247
GO Bonds Fiscal 2014 Series G	5.00%	08/01/17		6,000,000	6,895,020
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		425,000	428,043
M/F Housing RB Series 2012H	1.50%	05/01/18		65,000	66,136
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,731,425
Water & Sewer System RB Fiscal 2014 Series CC2	5.00%	06/15/19	(b)	1,400,000	1,626,828
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series B1	5.00%	11/01/23		3,000,000	3,605,580
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,264,420
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,064,358
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	238,262
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,370,050
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	722,884
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	94,178
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15		1,000,000	1,062,180
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19		1,370,000	1,602,188
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,488,760
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	590,310
General RB Series I	5.00%	01/01/21		1,000,000	1,178,660
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19		1,000,000	1,114,970
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19		2,500,000	2,932,525
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	543,269
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,688,764
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		700,000	773,598
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21	(b)	6,250,000	6,823,562
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	662,061
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	882,464
Scarsdale UFSD
GO Refunding Bonds 2012	5.00%	02/01/17		320,000	361,805
GO Refunding Bonds 2012	5.00%	02/01/18		350,000	407,344
GO Refunding Bonds 2012	4.00%	02/01/19		260,000	296,400

					66,793,149

NORTH CAROLINA 1.8%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,610,000	1,821,280
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	300,000	350,811
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,395,000	1,476,064

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	937,866
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,805,900
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	580,167

					10,972,088

OHIO 2.4%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	630,000	691,620
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	591,757
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	595,329
Cleveland Heights-Univ Heights City SD
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/23	(e)(g)	700,000	508,564
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/24	(e)(g)	400,000	276,480
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/25	(e)(g)	600,000	393,348
Unlimited Tax GO Bonds Series 2014	5.00%	12/01/39	(b)(e)	2,750,000	2,907,410
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,359,120
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/14		1,000,000	1,019,640
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,888,084
GO Refunding Bonds Series 2012	3.00%	12/01/16		240,000	254,621
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,274,570
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	867,581
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	416,753

					14,044,877

OKLAHOMA 0.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	545,000	599,554

OREGON 2.8%
Forest Grove
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34	(b)(e)	1,625,000	1,686,100
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40	(b)(e)	1,000,000	1,007,270
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	335,000	335,040
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,669,420
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,732,144
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		900,000	1,062,405
RB Series 2012A	5.00%	07/01/22		1,000,000	1,179,760
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	469,200
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	345,846
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,322,600
Refunding RB (PeaceHealth) Series 2014A	5.00%	11/15/25	(b)(e)	1,045,000	1,174,047
Refunding RB (PeaceHealth) Series 2014A	4.13%	11/15/32	(b)(e)	1,000,000	987,100
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25	(a)(g)	915,000	622,118
GO Bonds Series 2014B	0.00%	06/15/26	(a)(g)	1,000,000	635,790
GO Bonds Series 2014B	0.00%	06/15/27	(a)(g)	1,060,000	642,932

					16,871,772

PENNSYLVANIA 3.5%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	2.50%	03/01/14		205,000	205,039

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	369,997
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	642,270
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	548,650
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,617,131
Pennsylvania
COP Series 2010A	3.00%	04/01/18		245,000	262,204
COP Series 2010A	3.05%	10/01/18		1,530,000	1,644,673
COP Series 2010A	3.30%	10/01/19		955,000	1,033,071
COP Series 2010A	3.50%	04/01/20		365,000	394,890
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,697,550
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	2,014,437
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	679,813
RB (Temple Univ) First Series 2012	4.00%	04/01/16		250,000	268,483
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	671,262
RB (Temple Univ) First Series 2012	4.00%	04/01/18		295,000	329,704
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/18		2,000,000	2,342,600
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/20		1,070,000	1,276,307
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	3,305,000	3,828,049

					20,826,130

SOUTH CAROLINA 0.5%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	113,631
Refunding RB Series 2010B	5.00%	03/01/23		495,000	592,673
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,244,166
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,165,680

					3,116,150

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15		620,000	639,747
RB Series 2011	3.00%	06/01/16		165,000	173,715
RB Series 2011	4.00%	06/01/21	(b)	55,000	60,662
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	113,464

					987,588

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	71,261
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	933,264
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,398,980
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		270,000	288,212

					3,691,717

TEXAS 6.4%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	3,999,524
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,293
Collin Cnty
Limited Tax & Refunding Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	796,727
Cotulla ISD
Unlimited Tax GO Bonds Series 2013	3.00%	02/01/16	(a)	855,000	896,544
Dallas-Fort Worth
Airport Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,764,671

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Airport Refunding RB Series 2013D	5.25%	11/01/25	(b)	650,000	746,681
Airport Refunding RB Series 2013D	5.25%	11/01/26	(b)	1,400,000	1,592,500
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	580,853
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,001,320
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,221,318
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,776,420
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	113,578
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,430,000	1,544,228
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,528,050
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	566,390
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,165,040
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		560,000	624,781
La Joya ISD
Unlimited Tax Refunding Bonds Series 2013	3.00%	02/15/21	(a)	200,000	214,104
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	165,015
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,378
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,027,305
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	115,000	134,287
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	986,067
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	150,000	171,494
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,108,480
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	598,885
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		650,000	784,895
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	222,660
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	540,401
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		880,000	996,934
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	231,927
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	119,374
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	141,692
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	3.00%	09/01/14		370,000	374,547
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16		440,000	472,234
Hospital RB (Hendrick Medical Center) Series 2013	5.00%	09/01/21		1,250,000	1,417,537
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	525,000	610,092
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	787,556
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	705,000	757,558
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	300,808
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,050,000	1,225,696
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,204,680
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	719,467
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	737,940
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	450,000	483,539

					38,054,470

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

UTAH 0.7%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,014,923
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	743,843
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		250,000	262,995
Utah Charter School Financing Auth
Revenue & Refunding Bonds (Lincoln Academy) Series 2014	4.50%	04/15/39	(b)	400,000	390,272
Revenue & Refunding Bonds (Lincoln Academy) Series 2014	4.75%	04/15/44	(b)	675,000	668,020
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	423,727
Sales Tax Refunding RB Series 2013A	3.00%	07/15/21		470,000	483,555

					3,987,335

VERMONT 0.7%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26	(b)	3,790,000	4,110,369

VIRGINIA 1.1%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19	(f)	455,000	511,206
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	575,630
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	967,849
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	500,492
RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		275,000	300,636
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	345,000	373,973
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	92,537
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22		1,400,000	1,653,904
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	540,000	594,772
General RB Series 2011	5.00%	07/01/27	(b)	550,000	600,380
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	192,694
Virginia Resources Auth
Water & Sewer System Refunding RB Series 2012	0.00%	11/01/36	(b)(g)	435,000	155,273

					6,519,346

WASHINGTON 2.3%
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,300,670
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,189,270
Ocosta SD No. 172
Unlimited Tax GO Bonds 2013	3.13%	12/01/20	(a)	315,000	334,908
Unlimited Tax GO Bonds 2013	3.38%	12/01/21	(a)	105,000	111,821
Unlimited Tax GO Bonds 2013	5.00%	12/01/23	(a)	390,000	464,451
Washington
GO Bonds Series 1990A	6.75%	02/01/15		225,000	237,553
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,123,838
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	899,172
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,833,895
Whidbey Island Public Hospital District
Unlimited Tax GO Bonds 2013	5.00%	12/01/19		745,000	865,012
Unlimited Tax GO Bonds 2013	5.00%	12/01/20		720,000	828,763

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax GO Bonds 2013	5.00%	12/01/22		510,000	572,429

					13,761,782

WISCONSIN 0.6%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/14		495,000	495,114
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	484,187
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,376,637
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		150,000	168,879
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	899,483

					3,424,300

Total Fixed-Rate Obligations
(Cost $513,809,235)					537,966,675

Variable-Rate Obligations 9.6% of net assets

CALIFORNIA 1.3%
California
GO Bonds Series 2013C	0.58%	12/01/28	(b)	3,600,000	3,601,584
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.03%	11/01/26	(a)(b)	3,000,000	3,000,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996F	0.02%	11/01/26	(a)(b)	1,200,000	1,200,000

					7,801,584

COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.23%	03/01/16	(a)(b)(c)	700,000	700,000

CONNECTICUT 2.1%
Connecticut
GO Bonds Series 2011A	0.95%	05/15/18		5,275,000	5,340,252
GO Bonds Series 2011C	1.13%	05/15/19		5,000,000	5,082,000
GO Bonds Series 2012A	1.28%	04/15/20	(f)	1,000,000	1,018,160
GO Bonds Series 2012D	0.80%	09/15/18		1,000,000	1,008,870

					12,449,282

DELAWARE 0.6%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	0.03%	10/01/38	(b)	3,300,000	3,300,000

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.78%	12/01/17	(b)	3,240,000	3,251,243

GEORGIA 0.3%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009	0.04%	07/01/49	(b)	1,600,000	1,600,000

LOUISIANA 0.4%
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989	0.03%	11/01/19	(b)	2,600,000	2,600,000

MASSACHUSETTS 1.2%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.03%	03/01/26	(b)	1,000,000	1,000,000

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds Series 2011A	0.69%	02/01/15	(b)	1,000,000	1,000,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.61%	10/01/40	(b)	1,000,000	997,920
RB (Boston Univ) Series U6E	0.58%	10/01/42	(b)	4,000,000	3,989,960

					6,987,880

MISSISSIPPI 0.8%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	0.03%	06/01/23	(b)	800,000	800,000
Port Facility Refunding RB (Chevron) Series 1993	0.03%	06/01/23	(b)	3,800,000	3,800,000

					4,600,000

NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.63%	03/01/28	(b)	5,000,000	4,877,050

TEXAS 1.5%
Gulf Coast IDA
RB (ExxonMobil) Series 2012	0.02%	11/01/41	(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Series 2010A	0.28%	04/01/40	(b)	1,800,000	1,800,000
Environmental Facilities RB (Motiva Enterprises) Series 2010D	0.28%	11/01/40	(b)	4,200,000	4,200,000

					9,000,000

Total Variable-Rate Obligations
(Cost $57,115,000)					57,167,039

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $570,924,416 and the unrealized appreciation and depreciation were $24,846,533 and ($637,235), respectively, with a net unrealized appreciation of $24,209,298.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,579,268 or 0.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $335,040 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero coupon bond.
(h)	Refunded bond.

COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$537,966,675	$—	$537,966,675
Variable-Rate Obligations[1]	—	57,167,039	—	57,167,039

Total	$—	$595,133,714	$—	$595,133,714

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

28 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $570,924,235)		$595,133,714
Cash		103,700
Receivables:
Investments sold		6,120,927
Interest		5,447,297
Fund shares sold		898,338
Prepaid expenses	+	1,714

Total assets		607,705,690

Liabilities

Payables:
Investments bought		11,089,345
Investment adviser and administrator fees		10,211
Shareholder service fees		10,185
Independent trustees’ fees		141
Fund shares redeemed		653,249
Distributions to shareholders		385,364
Accrued expenses	+	63,117

Total liabilities		12,211,612

Net Assets

Total assets		607,705,690
Total liabilities	−	12,211,612

Net assets		$595,494,078

Net Assets by Source
Capital received from investors		574,132,956
Net investment income not yet distributed		44,183
Net realized capital losses		(2,892,540)
Net unrealized capital appreciation		24,209,479

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$595,494,078		50,680,474		$11.75

See financial notes 29

 Schwab Tax-Free Bond Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$8,398,842

Expenses

Investment adviser and administrator fees		842,669
Shareholder service fees		692,443
Portfolio accounting fees		50,998
Shareholder reports		22,787
Registration fees		20,273
Transfer agent fees		19,391
Professional fees		18,554
Custodian fees		10,134
Independent trustees’ fees		6,094
Interest expense		92
Other expenses	+	7,300

Total expenses		1,690,735
Expense reduction by CSIM and its affiliates	−	255,582

Net expenses	−	1,435,153

Net investment income		6,963,689

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,362,390)
Net change in unrealized appreciation (depreciation) on investments	+	21,287,337

Net realized and unrealized gains		19,924,947

Increase in net assets resulting from operations		$26,888,636

30 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$6,963,689	$15,806,790
Net realized gains (losses)		(1,362,390)	340,988
Net change in unrealized appreciation (depreciation)	+	21,287,337	(33,722,901)

Increase (decrease) in net assets from operations		26,888,636	(17,575,123)

Distributions to shareholders

Distributions from net investment income		(6,967,258)	(15,796,789)
Distributions from net realized gains	+	—	(9,852,011)

Total distributions		($6,967,258)	($25,648,800)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,383,691	$73,767,181	22,294,858	$266,874,048
Shares reinvested		366,354	4,247,072	1,375,164	16,434,059
Shares redeemed	+	(9,062,184)	(104,379,392)	(27,150,629)	(321,651,789)

Net transactions in fund shares		(2,312,139)	($26,365,139)	(3,480,607)	($38,343,682)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		52,992,613	$601,937,839	56,473,220	$683,505,444
Total decrease	+	(2,312,139)	(6,443,761)	(3,480,607)	(81,567,605)

End of period		50,680,474	$595,494,078	52,992,613	$601,937,839

Net investment income not yet distributed			$44,183		$47,752

See financial notes 31

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	9/1/09–	9/1/08–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10	8/31/09

Per-Share Data ($)

Net asset value at beginning of period	11.49		12.31	11.77	11.94	11.30	11.37

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.34	0.36	0.35	0.42
Net realized and unrealized gains (losses)	0.46		(0.59)	0.56	(0.07)	0.64	(0.07)

Total from investment operations	0.61		(0.29)	0.90	0.29	0.99	0.35
Less distributions:
Distributions from net investment income	(0.15)		(0.30)	(0.34)	(0.36)	(0.35)	(0.42)
Distributions from net realized gains	—		(0.23)	(0.02)	(0.10)	—	—

Total distributions	(0.15)		(0.53)	(0.36)	(0.46)	(0.35)	(0.42)

Net asset value at end of period	11.95		11.49	12.31	11.77	11.94	11.30

Total return (%)	5.33	[1]	(2.49)	7.75	2.55	8.89	3.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.59	[2]	0.59	0.59	0.59	0.59	0.60
Net investment income (loss)	2.57	[2]	2.46	2.84	3.12	2.99	3.82
Portfolio turnover rate	50	[1]	118	101	68	88	119
Net assets, end of period ($ x 1,000,000)	403		395	434	379	446	361

* Unaudited.
1 Not annualized
2 Annualized.

32 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

92.2%		Fixed-Rate Obligations	352,650,851	371,555,717
9.2%		Variable-Rate Obligations	36,885,000	36,930,754

101.4%		Total Investments	389,535,851	408,486,471
(1	.4)%	Other Assets and Liabilities, Net		(5,523,837)

100.0%		Net Assets		402,962,634

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 92.2% of net assets

CALIFORNIA 92.2%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(d)	3,500,000	3,994,060
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(d)	235,000	254,134
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/14		340,000	341,200
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	420,455
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	847,038
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,693,270
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	584,028
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15		1,175,000	1,210,661
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25	(b)	720,000	848,952
Lease RB Series 2013A	5.25%	12/01/26	(b)	775,000	906,572
Alameda Cnty Transportation Commission
Limited Tax Sales RB Series 2014	5.00%	03/01/20	(c)	800,000	968,520
Limited Tax Sales RB Series 2014	5.00%	03/01/21	(c)	500,000	608,865
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		450,000	533,966
Sr Lien Refunding RB Series 2013A	5.00%	10/01/21		1,250,000	1,480,012
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		450,000	532,832
Refunding GO Bonds Series 2012A	5.00%	08/01/22		435,000	514,522
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	773,793
Alum Rock Union Elementary SD
GO Bonds Series A	6.00%	08/01/39	(b)	2,000,000	2,364,040
Anaheim Public Financing Auth
Electric System RB Series 2011A	5.00%	10/01/25	(b)(d)	2,000,000	2,252,060
Lease Refunding RB Series 2008	4.50%	08/01/17	(d)	115,000	129,422
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		600,000	681,948
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16		750,000	817,402
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(d)	100,000	108,550
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26	(e)	3,180,000	2,013,830
Brea Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2013AB	4.00%	08/01/16		1,245,000	1,351,883
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(d)	2,500,000	2,564,275
Brisbane SD
GO Bonds Series 2005	0.00%	07/01/36	(e)	755,000	239,018
GO Bonds Series 2005	0.00%	07/01/37	(e)	1,275,000	372,211

See financial notes 33

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20	(b)	5,000,000	5,974,450
GO Bonds	4.00%	09/01/17		1,245,000	1,393,939
GO Bonds	5.00%	09/01/18		3,000,000	3,551,070
GO Bonds	5.00%	11/01/18		1,000,000	1,187,140
GO Bonds	5.50%	04/01/19		900,000	1,094,328
GO Bonds	5.00%	11/01/19		2,425,000	2,913,904
GO Bonds	5.00%	09/01/20		2,560,000	3,079,194
GO Bonds	5.00%	11/01/24	(b)	750,000	869,737
GO Bonds	5.00%	09/01/25	(b)	3,735,000	4,378,727
GO Bonds	5.00%	11/01/25	(b)(d)	785,000	902,907
GO Bonds	4.00%	12/01/26	(b)	1,000,000	1,077,390
GO Bonds	5.25%	12/01/28	(b)(f)	525,000	531,993
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,742,818
GO Bonds	6.00%	11/01/35	(b)	4,190,000	4,950,317
GO Bonds	5.00%	09/01/36	(b)	2,635,000	2,828,356
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,119
GO Refunding Bonds	5.00%	09/01/21		1,355,000	1,635,851
GO Refunding Bonds	5.00%	11/01/31	(b)	2,000,000	2,226,080
GO Refunding Bonds	5.25%	10/01/32	(b)(d)	3,230,000	3,614,144
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,750,570
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	863,550
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,261,460
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/15	(d)	280,000	289,148
RB (Pomona College) Series 2011	4.00%	01/01/16	(d)	400,000	427,888
RB (Pomona College) Series 2011	4.00%	01/01/17	(d)	200,000	220,652
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(d)	845,000	986,098
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(d)	2,000,000	2,496,280
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(d)	1,230,000	1,352,176
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(d)	680,000	795,416
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(d)	500,000	587,825
California Health Facilities Financing Auth
Insured RB Series 2011A	5.25%	02/01/20	(a)(d)	205,000	238,827
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(d)	750,000	750,300
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(d)	1,500,000	1,524,765
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	829,276
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(d)	750,000	836,910
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(d)	150,000	159,959
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(d)	200,000	226,060
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(d)	125,000	143,599
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(d)	3,285,000	3,686,920
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(d)	2,735,000	3,055,268
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(d)	3,000,000	3,091,320
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43	(b)	2,000,000	2,358,280
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,444,353
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	510,355
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(d)(f)	1,925,000	2,015,918
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		215,000	238,259
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	875,347
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	293,098
RB (USC) Series 2010	5.00%	12/01/19		470,000	570,914
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	809,745
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	831,982
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30	(b)	1,300,000	1,418,651
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	350,000	385,077
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	200,000	219,264
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)(f)	1,000,000	1,242,380
Lease RB Series 1993E	5.50%	06/01/15		240,000	247,138
Lease RB Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,144,890
Lease RB Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,170,970
Lease RB Series 2012A	5.00%	04/01/23	(b)	2,600,000	3,011,606
Lease RB Series 2012G	4.00%	11/01/16		885,000	969,960

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB Series 2012G	4.00%	11/01/17		1,250,000	1,402,187
Lease RB Series 2013F	4.00%	09/01/16		500,000	545,380
Lease RB Series 2013F	3.00%	09/01/17		750,000	811,342
Lease RB Series 2013G	5.00%	09/01/16		500,000	557,585
Lease RB Series 2013G	5.00%	09/01/17		600,000	690,864
Lease RB Series 2013I	5.00%	11/01/19		1,800,000	2,156,706
Lease RB Series 2013I	5.00%	11/01/20		1,335,000	1,590,733
Lease Refunding RB Series 2012C	5.00%	06/01/18		1,500,000	1,758,855
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,130,220
Insured RB (The Redwoods) Series 2013	3.00%	11/15/16	(a)	200,000	210,490
Insured RB (The Redwoods) Series 2013	3.00%	11/15/17	(a)	325,000	343,086
Insured RB (The Redwoods) Series 2013	4.00%	11/15/19	(a)	150,000	164,274
Insured RB (The Redwoods) Series 2013	4.00%	11/15/20	(a)	125,000	135,215
Insured RB (The Redwoods) Series 2013	5.00%	11/15/22	(a)	635,000	716,540
Insured RB (The Redwoods) Series 2013	5.00%	11/15/23	(a)	200,000	223,120
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	85,000	85,055
RB (Cottage Health) Series 2010	5.00%	11/01/17		325,000	369,385
RB (Cottage Health) Series 2010	5.00%	11/01/18		350,000	403,319
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	115,689
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		3,875,000	4,178,451
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,021,807
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	335,259
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	620,000	666,054
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		235,000	238,605
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36	(b)	1,500,000	1,762,575
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21		100,000	110,500
GO Refunding Bonds Series 2012	4.00%	08/01/24	(b)	325,000	348,738
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(e)	815,000	493,972
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	129,152
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22		515,000	583,078
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	975,000	1,167,835
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24	(b)	1,500,000	1,746,825
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	950,000	1,101,088
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	3.00%	08/01/14		515,000	520,670
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	813,843
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	190,000	224,960
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	400,000	468,704
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	275,000	312,389
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22	(e)	1,780,000	1,404,082
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	(c)	750,000	826,672
Refunding RB Series 2014A	5.00%	03/01/18	(c)	1,000,000	1,162,450
Refunding RB Series 2014A	5.00%	03/01/19	(c)	750,000	887,025
Refunding RB Series 2014A	5.00%	03/01/34	(b)(c)	1,000,000	1,073,700
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/36	(b)(e)	1,000,000	268,630
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,939,225
GO Bonds Series 2012D	0.00%	08/01/36	(b)(e)	2,550,000	755,310
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/38	(b)(e)	3,395,000	799,081
GO Bonds Series C	0.00%	08/01/40	(b)(e)	1,000,000	203,240
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20		450,000	487,296
Airport Refunding RB Series 2013A	5.00%	07/01/22		400,000	452,652

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Fullerton
Water Refunding RB 2014	5.00%	09/01/33	(b)(c)	1,000,000	1,124,850
Garden Grove USD
GO Bonds Series C	5.00%	08/01/26	(b)	750,000	865,567
GO Bonds Series C	5.00%	08/01/27	(b)	520,000	593,772
GO Bonds Series C	5.00%	08/01/28	(b)	400,000	452,436
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19		1,000,000	1,122,600
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21		1,250,000	1,465,550
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,024,539
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19		250,000	298,085
Refunding Revenue COP Series 2014A	5.00%	12/01/21		340,000	403,277
Refunding Revenue COP Series 2014A	5.00%	12/01/22		375,000	444,023
Refunding Revenue COP Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,160,170
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,420,000	2,770,610
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	621,765
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,068,720
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	206,566
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	394,142
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	500,837
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	858,067
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	895,237
Inglewood USD
GO Bonds Series A	5.00%	08/01/14		1,665,000	1,696,069
GO Bonds Series A	5.00%	08/01/15		1,880,000	2,002,576
GO Bonds Series A	5.00%	08/01/16		150,000	165,921
GO Bonds Series A	5.00%	08/01/17		205,000	229,873
GO Bonds Series A	5.00%	08/01/18		90,000	104,616
GO Bonds Series A	6.25%	08/01/37	(b)	2,425,000	2,742,990
Inglewood USD Facilities Financing Auth
RB Series 2007	5.00%	10/15/19		485,000	561,257
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,645,245
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,411,457
Lee Lake Public Financing Auth
Sr Lien Special Tax Refunding RB Series 2013A	3.00%	09/01/14		1,165,000	1,178,246
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	326,148
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		750,000	835,680
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	496,602
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	790,069
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,540,000	6,530,497
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		525,000	569,657
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		150,000	170,720
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	604,710
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		440,000	501,948
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	745,000	818,025
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,804,977
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21	(b)	30,000	35,135
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16		515,000	560,634
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	4,015,575
Power System RB Series 2012A	5.00%	07/01/29	(b)	725,000	817,300
Power System RB Series 2012C	5.00%	01/01/16	(b)	770,000	829,798
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,151,670
Los Angeles Municipal Improvement Corp
Lease RB Series 2007A	5.00%	08/01/14		175,000	178,586

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20		2,150,000	2,539,128
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,296,104
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	569,075
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		180,000	199,033
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	976,675
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	70,853
COP Series 2009A	4.00%	07/01/17		100,000	110,060
COP Series 2009A	4.00%	07/01/18		75,000	83,504
COP Series 2009A	5.00%	07/01/20	(b)	75,000	86,222
COP Series 2009A	5.00%	07/01/21	(b)	110,000	124,141
COP Series 2009A	5.00%	07/01/22	(b)	100,000	111,342
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,305,100
Refunding Promissory Notes 2012	5.00%	09/01/26	(b)	1,205,000	1,377,809
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	508,235
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,005,149
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	221,544
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	114,373
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	237,780
Moraga
COP 2013	4.00%	04/01/18		120,000	133,530
COP 2013	4.00%	04/01/25	(b)	395,000	418,475
COP 2013	5.00%	04/01/26	(b)	360,000	408,409
COP 2013	5.00%	04/01/27	(b)	430,000	480,379
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18		1,100,000	1,260,358
Lease Refunding RB Series 2013	5.00%	11/01/20		1,470,000	1,675,462
Lease Refunding RB Series 2013	5.00%	11/01/22		810,000	906,179
Morgan Hill Successor Redevelopment Agency
Refunding RB Series 2013A	5.00%	03/01/22		1,235,000	1,451,854
Refunding RB Series 2013A	5.00%	09/01/22		1,655,000	1,950,649
Refunding RB Series 2013A	5.00%	03/01/23		1,330,000	1,544,941
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	478,506
RB Series 2011A	5.00%	08/01/20		200,000	227,352
RB Series 2011A	5.00%	08/01/21		550,000	623,051
RB Series 2011A	5.75%	08/01/40	(b)	700,000	760,431
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/19		455,000	503,430
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,114,390
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	310,000	346,453
Sewer Refunding RB Series 2014A	4.00%	06/15/17	(c)	650,000	725,504
Sewer Refunding RB Series 2014A	5.00%	06/15/18	(c)	600,000	708,060
Sewer Refunding RB Series 2014A	5.00%	06/15/27	(b)(c)	1,000,000	1,163,180
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15		2,000,000	2,131,460
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19		3,000,000	3,488,310
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20		2,000,000	2,316,980
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27	(b)	570,000	602,764
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30	(b)	340,000	352,638
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/25	(b)	200,000	223,110
Piedmont USD
GO Bonds Series 2006E	0.00%	08/01/36	(b)(e)	1,755,000	494,770
GO Bonds Series 2006E	0.00%	08/01/37	(b)(e)	1,050,000	276,833
Placentia-Yorba Linda USD
GO Refunding Bonds 2012	4.00%	08/01/16		950,000	1,035,386

See financial notes 37

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(f)	815,000	1,054,537
Riverside Cnty Palm Desert Financing Auth
Lease RB Series 2008A	5.50%	05/01/18		925,000	1,078,069
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18		800,000	944,000
Limited Sales Tax RB Series 2013A	5.25%	06/01/24	(b)	500,000	614,430
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,214,608
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	508,225
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	881,611
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27	(b)	500,000	549,735
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/33	(b)	1,650,000	1,744,594
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43	(b)	1,000,000	1,032,660
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,067,970
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16		1,000,000	1,075,120
Lease Refunding RB Series 2013A	4.00%	05/01/18		4,000,000	4,467,160
Sacramento Municipal Utility District
Electric Refunding RB Series 2013C	5.00%	08/15/16		1,900,000	2,126,423
San Bernardino CCD
GO Bonds Series A	6.25%	08/01/23	(b)(f)	1,275,000	1,576,066
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	1,800,000	1,950,048
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		100,000	118,198
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	250,000	290,908
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	455,000	523,846
Airport Sr RB Series 2013A	5.00%	07/01/26	(b)	390,000	444,935
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	627,561
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,101,160
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,159,050
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		860,000	1,005,718
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,058,319
Lease Refunding RB Series 2010A	5.00%	09/01/20		745,000	865,511
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	442,515
Lease RB Series 2009A	4.00%	02/01/17		840,000	918,910
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22		300,000	352,179
Refunding RB Series 2013A	5.00%	09/01/23		250,000	291,205
Refunding RB Series 2013A	5.00%	09/01/24	(b)	500,000	573,340
Refunding RB Series 2013A	5.00%	09/01/25	(b)	1,500,000	1,696,830
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		2,020,000	2,513,042
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	578,897
COP Series 2009A	5.00%	04/01/21	(b)	3,325,000	3,781,456
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21		750,000	924,375
Refunding RB Series 2012A	5.00%	05/01/26	(b)	550,000	622,044
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,808,726
San Francisco CCD
GO Bonds Series 2004B	5.00%	06/15/21	(b)	500,000	506,725
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,726,163
GO Bonds Series 2007B	5.00%	06/15/28	(b)	3,500,000	3,539,375
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,916,365
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,867,589

38 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,180,374
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,055,910
San Francisco Successor Redevelopment Agency
Tax Allocation Bonds (Mission Bay South Redevelopment) Series 2014A	5.00%	08/01/43	(b)(c)	1,000,000	1,014,990
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		210,000	246,284
Airport RB Series 2011A2	5.00%	03/01/21		110,000	127,368
San Juan USD
GO Refunding Bonds Series 2012B	5.00%	08/01/28	(b)	2,395,000	2,696,962
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/30	(e)	150,000	69,378
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 1993A	6.00%	07/01/19		1,900,000	2,326,873
Lease Refunding RB Series 2008A	4.00%	07/15/17		125,000	137,861
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,060,561
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,258,194
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	253,784
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	127,487
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	332,574
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2003	5.00%	09/01/23	(b)	2,000,000	2,000,820
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,009,854
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	203,762
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,320,000	2,557,661
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36	(b)	945,000	1,064,713
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	132,926
GO Bonds Series B	5.00%	08/01/19		75,000	90,800
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	584,595
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	600,895
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	2.00%	06/01/14		600,000	602,646
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,400,000	1,511,314
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,280,963
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25	(b)	2,375,000	2,718,140
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	950,000	1,084,548
Tustin USD
GO Bonds Series B	6.00%	08/01/36	(b)	950,000	1,109,153
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,556,901
General RB Series 2011AB	3.00%	05/15/18		565,000	620,997
Limited RB Series 2012G	5.00%	05/15/28	(b)	3,000,000	3,396,750
Medical Center Pooled RB Series 2013J	3.00%	05/15/16		100,000	106,050
Medical Center Pooled RB Series 2013J	4.00%	05/15/17		100,000	111,155
Medical Center Pooled RB Series 2013J	5.00%	05/15/18		100,000	117,236
Medical Center Pooled RB Series 2013J	5.00%	05/15/19		100,000	118,931
Medical Center Pooled RB Series 2013J	4.00%	05/15/20		250,000	283,293
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		915,000	1,051,115
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		1,890,000	2,200,338
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32	(b)	1,875,000	2,075,269
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,385,000	1,527,613
Washington Township Health Care District
RB Series 2009A	5.00%	07/01/14		300,000	304,119
RB Series 2009A	5.00%	07/01/15		300,000	315,618
RB Series 2009A	5.00%	07/01/16	(d)	75,000	81,397

See financial notes 39

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	76,766
Revenue COP Series 2011	5.00%	06/01/20		275,000	316,613
Revenue COP Series 2011	5.00%	06/01/28	(b)	500,000	533,635
Westlands Water District
Refunding RB Series 2012A	3.00%	09/01/14		575,000	583,211
Refunding RB Series 2012A	4.00%	09/01/18		175,000	196,721
Refunding RB Series 2012A	4.00%	09/01/19		220,000	247,784
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	737,331
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,291,037
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,294,667
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	158,289
Water RB Series 2011	4.15%	03/01/19		130,000	144,469
Water RB Series 2011	4.65%	03/01/21		115,000	129,709

Total Fixed-Rate Obligations
(Cost $352,650,851)					371,555,717

Variable-Rate Obligations 9.2% of net assets

CALIFORNIA 9.2%
Bay Area Toll Auth
Toll Bridge RB Series 2007A1	0.73%	04/01/47	(b)	1,000,000	999,620
California
GO Bonds Series 2004A1	0.02%	05/01/34	(a)(b)	1,800,000	1,800,000
GO Bonds Series 2004B2	0.02%	05/01/34	(a)(b)	5,500,000	5,500,000
GO Bonds Series 2013C	0.58%	12/01/28	(b)	2,400,000	2,401,056
GO Refunding Bonds 2012B	0.93%	05/01/18	(b)	1,000,000	1,013,010
GO Refunding Bonds 2012B	1.18%	05/01/20	(b)	1,000,000	1,018,060
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.83%	10/01/15	(b)(d)	3,970,000	3,975,558
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.03%	11/01/26	(a)(b)	3,000,000	3,000,000
Refunding RB (PG&E) Series 2009B	0.03%	11/01/26	(a)(b)	5,500,000	5,500,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C	0.02%	11/01/26	(a)(b)	1,000,000	1,000,000
Pollution Control Refunding RB (PG&E) Series 1996F	0.02%	11/01/26	(a)(b)	1,800,000	1,800,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	0.98%	04/01/52	(b)	2,100,000	2,111,340
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.35%	06/01/38	(b)	2,015,000	2,013,650
Southern California Metropolitan Water District
Water RB Series 2000B3	0.01%	07/01/35	(a)(b)	800,000	800,000
Water Refunding RB Series 2011A4	0.18%	07/01/36	(b)	2,000,000	1,998,260
Water Refunding RB Series 2012B1	0.38%	07/01/27	(b)	2,000,000	2,000,200

Total Variable-Rate Obligations
(Cost $36,885,000)					36,930,754

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $389,535,199 and the unrealized appreciation and depreciation were $19,277,669 and ($326,397), respectively, with a net unrealized appreciation of $18,951,272.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Delayed-delivery security.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero coupon bond.
(f)	Refunded bond.

40 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$371,555,717	$—	$371,555,717
Variable-Rate Obligations[1]	—	36,930,754	—	36,930,754

Total	$—	$408,486,471	$—	$408,486,471

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 41

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $389,535,851)		$408,486,471
Cash		104,444
Receivables:
Investments sold		709,930
Interest		4,303,834
Fund shares sold	+	182,025

Total assets		413,786,704

Liabilities

Payables:
Investments bought		10,160,873
Investment adviser and administrator fees		6,761
Shareholder service fees		8,569
Independent trustees’ fees		97
Fund shares redeemed		315,587
Distributions to shareholders		290,873
Accrued expenses	+	41,310

Total liabilities		10,824,070

Net Assets

Total assets		413,786,704
Total liabilities	−	10,824,070

Net assets		$402,962,634

Net Assets by Source
Capital received from investors		383,598,227
Distributions in excess of net investment income		(85)
Net realized capital gains		413,872
Net unrealized capital appreciation		18,950,620

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$402,962,634		33,722,526		$11.95

42 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Interest		$5,982,209

Expenses

Investment adviser and administrator fees		585,779
Shareholder service fees		473,845
Portfolio accounting fees		40,044
Professional fees		17,800
Transfer agent fees		13,505
Shareholder reports		9,040
Custodian fees		6,936
Independent trustees’ fees		5,300
Registration fees		4,427
Interest expense		172
Other expenses	+	4,593

Total expenses		1,161,441
Expense reduction by CSIM and its affiliates	−	204,498

Net expenses	−	956,943

Net investment income		5,025,266

Realized and Unrealized Gains (Losses)

Net realized gains on investments		889,422
Net change in unrealized appreciation (depreciation) on investments	+	14,397,324

Net realized and unrealized gains		15,286,746

Increase in net assets resulting from operations		$20,312,012

See financial notes 43

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$5,025,266	$10,941,813
Net realized gains		889,422	952,670
Net change in unrealized appreciation (depreciation)	+	14,397,324	(22,550,231)

Increase (decrease) in net assets from operations		20,312,012	(10,655,748)

Distributions to shareholders

Distributions from net investment income		(5,024,840)	(10,929,861)
Distributions from net realized gains	+	—	(8,666,317)

Total distributions		($5,024,840)	($19,596,178)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,610,491	$42,360,180	9,072,187	$110,280,574
Shares reinvested		257,519	3,033,455	1,009,552	12,229,765
Shares redeemed	+	(4,487,954)	(52,448,357)	(10,985,392)	(131,340,506)

Net transactions in fund shares		(619,944)	($7,054,722)	(903,653)	($8,830,167)

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,342,470	$394,730,184	35,246,123	$433,812,277
Total increase (decrease)	+	(619,944)	8,232,450	(903,653)	(39,082,093)

End of period		33,722,526	$402,962,634	34,342,470	$394,730,184

Distributions in excess of net investment income			($85)		($511)

44 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Intermediate-Term Bond Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 45

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

46

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price

 47

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

is likely to be. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s fixed income securities holdings.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.

California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

48

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.49%.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

 49

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$246,107,090	$256,871,010
Schwab California Tax-Free Bond Fund	208,465,631	200,180,653

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2013, the funds had capital losses deferred and capital losses utilized as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Deferred capital losses	$1,536,513	$475,800
Capital losses utilized	—	—

As of August 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

50

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 51

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

52

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 53

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays California Exempt Municipal Bond Index An index that is the California component of the Barclays Municipal Bond Index.

Barclays Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

54

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

S&P California AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.

S&P National AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 55

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-17
00113727

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date:   April 14, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date:   April 14, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date:   April 14, 2014